UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21991

Fidelity Rutland Square Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

John Hitt, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Strategic Advisers®
Core Income Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

November 30, 2014

1.912893.104

SSC-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 9.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.2%
Ford Motor Co. 4.75% 1/15/43	$ 250,000	$ 258,334
General Motors Co.:
3.5% 10/2/18	3,180,000	3,259,500
6.25% 10/2/43	539,000	626,588
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,015,000	1,026,555
3% 9/25/17	2,334,000	2,381,964
3.25% 5/15/18	1,670,000	1,697,138
3.5% 7/10/19	3,787,000	3,867,504
4.25% 5/15/23	1,875,000	1,916,981
4.375% 9/25/21	7,321,000	7,586,386
4.75% 8/15/17	1,755,000	1,857,668
		24,478,618
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
4.25% 6/15/23	2,536,000	2,668,777
6.875% 8/15/18	650,000	758,731
		3,427,508
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
1.875% 5/29/19	1,400,000	1,399,005
2.625% 1/15/22	95,000	94,517
		1,493,522
Household Durables - 0.0%
Newell Rubbermaid, Inc. 4.7% 8/15/20	160,000	173,405
Internet & Catalog Retail - 0.0%
Amazon.com, Inc. 1.2% 11/29/17	350,000	347,833
Media - 0.4%
21st Century Fox America, Inc. 4.75% 9/15/44 (e)	270,000	286,904
CBS Corp. 4.3% 2/15/21	270,000	291,899
Comcast Corp. 5.7% 7/1/19	1,100,000	1,273,439
COX Communications, Inc. 3.25% 12/15/22 (e)	956,000	933,889
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.8% 3/15/22	1,670,000	1,712,303
5.875% 10/1/19	1,592,000	1,839,836
Discovery Communications LLC:
3.25% 4/1/23	393,000	383,061
5.625% 8/15/19	225,000	255,436
NBCUniversal, Inc. 5.15% 4/30/20	1,870,000	2,143,474
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
News America Holdings, Inc. 7.75% 12/1/45	$ 1,484,000	$ 2,225,850
News America, Inc.:
6.15% 3/1/37	2,054,000	2,567,718
6.15% 2/15/41	1,375,000	1,719,806
Time Warner Cable, Inc.:
4% 9/1/21	16,424,000	17,508,657
5.85% 5/1/17	887,000	975,748
6.75% 7/1/18	1,413,000	1,640,065
8.25% 4/1/19	6,565,000	8,118,673
8.75% 2/14/19	1,400,000	1,755,947
Time Warner, Inc.:
4.7% 1/15/21	1,825,000	2,005,305
4.9% 6/15/42	7,000,000	7,307,279
6.2% 3/15/40	2,433,000	2,920,987
Viacom, Inc.:
3.25% 3/15/23	625,000	610,361
4.25% 9/1/23	6,988,000	7,282,048
4.375% 3/15/43	1,427,000	1,326,581
5.625% 9/15/19	775,000	881,959
Walt Disney Co.:
1.1% 12/1/17	300,000	299,100
2.75% 8/16/21	200,000	204,197
		68,470,522
Multiline Retail - 0.0%
Target Corp. 5.875% 7/15/16	600,000	648,524
Specialty Retail - 0.0%
Home Depot, Inc.:
4.875% 2/15/44	175,000	201,360
5.875% 12/16/36	200,000	256,071
		457,431
TOTAL CONSUMER DISCRETIONARY		99,497,363
CONSUMER STAPLES - 0.4%
Beverages - 0.0%
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20	3,375,000	3,851,884
Heineken NV 2.75% 4/1/23 (e)	1,319,000	1,275,523
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc. 4.5% 1/15/20	$ 1,925,000	$ 2,146,839
SABMiller Holdings, Inc. 3.75% 1/15/22 (e)	1,593,000	1,669,908
		8,944,154
Food & Staples Retailing - 0.1%
CVS Health Corp.:
4% 12/5/23	2,636,000	2,785,930
5.3% 12/5/43	40,000	47,142
5.75% 6/1/17	1,005,000	1,113,572
Kroger Co. 2.3% 1/15/19	170,000	170,773
Sysco Corp. 4.5% 10/2/44	550,000	578,735
Wal-Mart Stores, Inc.:
5.25% 9/1/35	600,000	713,627
5.8% 2/15/18	1,225,000	1,400,045
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17	984,000	991,344
2.7% 11/18/19	2,219,000	2,244,195
3.3% 11/18/21	2,632,000	2,674,752
3.8% 11/18/24	2,010,000	2,052,763
		14,772,878
Food Products - 0.1%
CF Industries Holdings, Inc.:
4.95% 6/1/43	125,000	127,140
5.375% 3/15/44	330,000	358,627
6.875% 5/1/18	120,000	138,194
ConAgra Foods, Inc.:
1.9% 1/25/18	919,000	915,326
3.2% 1/25/23	5,403,000	5,306,232
General Mills, Inc. 5.65% 2/15/19	440,000	502,816
Kraft Foods Group, Inc. 5.375% 2/10/20	1,450,000	1,656,342
Tyson Foods, Inc. 3.95% 8/15/24	450,000	464,199
Unilever Capital Corp. 4.25% 2/10/21	375,000	416,844
		9,885,720
Household Products - 0.0%
Procter & Gamble Co.:
2.3% 2/6/22	415,000	411,224
3.1% 8/15/23	660,000	675,497
		1,086,721
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - 0.2%
Altria Group, Inc.:
2.85% 8/9/22	$ 4,988,000	$ 4,848,610
4% 1/31/24	2,909,000	3,028,100
5.375% 1/31/44	3,303,000	3,683,737
9.25% 8/6/19	449,000	580,953
9.7% 11/10/18	1,278,000	1,640,736
Philip Morris International, Inc.:
3.875% 8/21/42	400,000	373,609
5.65% 5/16/18	2,400,000	2,719,886
Reynolds American, Inc.:
3.25% 11/1/22	12,294,000	12,067,299
4.75% 11/1/42	9,939,000	9,626,965
6.15% 9/15/43	1,299,000	1,504,941
6.75% 6/15/17	1,810,000	2,034,619
7.25% 6/15/37	2,443,000	3,061,976
		45,171,431
TOTAL CONSUMER STAPLES		79,860,904
ENERGY - 1.5%
Energy Equipment & Services - 0.1%
DCP Midstream LLC:
4.75% 9/30/21 (e)	1,717,000	1,836,283
5.35% 3/15/20 (e)	2,258,000	2,494,873
5.85% 5/21/43 (e)(g)	4,562,000	4,533,488
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,212,000	1,307,615
Halliburton Co.:
4.75% 8/1/43	310,000	322,608
6.7% 9/15/38	170,000	218,401
Nabors Industries, Inc. 4.625% 9/15/21	740,000	764,809
Transocean, Inc.:
3.8% 10/15/22	475,000	410,086
5.05% 12/15/16	1,260,000	1,298,007
Weatherford International Ltd. 5.125% 9/15/20	830,000	888,057
		14,074,227
Oil, Gas & Consumable Fuels - 1.4%
Anadarko Petroleum Corp. 6.95% 7/1/24	300,000	370,808
Apache Corp. 3.625% 2/1/21	305,000	317,232
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
BP Capital Markets PLC:
3.535% 11/4/24	$ 4,076,000	$ 4,072,947
4.5% 10/1/20	3,878,000	4,225,391
Buckeye Partners LP 2.65% 11/15/18	125,000	124,759
Cenovus Energy, Inc. 6.75% 11/15/39	675,000	845,853
Chevron Corp.:
2.355% 12/5/22	475,000	461,474
4.95% 3/3/19	975,000	1,098,747
CNOOC Nexen Finance 2014 ULC 1.625% 4/30/17	970,000	969,697
ConocoPhillips Co. 2.4% 12/15/22	1,425,000	1,377,867
DCP Midstream Operating LP:
2.5% 12/1/17	1,182,000	1,207,243
2.7% 4/1/19	362,000	360,869
3.875% 3/15/23	11,590,000	11,412,835
5.6% 4/1/44	3,773,000	4,020,052
Devon Energy Corp. 2.25% 12/15/18	730,000	731,608
Ecopetrol SA:
4.125% 1/16/25	270,000	263,250
5.875% 5/28/45	150,000	148,500
Empresa Nacional de Petroleo 4.375% 10/30/24 (e)	3,195,000	3,133,279
Enable Midstream Partners LP:
2.4% 5/15/19 (e)	1,148,000	1,132,380
3.9% 5/15/24 (e)	1,210,000	1,205,835
Enbridge Energy Partners LP 4.2% 9/15/21	2,044,000	2,174,883
Encana Corp. 6.625% 8/15/37	125,000	151,048
Enterprise Products Operating LP:
2.55% 10/15/19	780,000	781,163
3.75% 2/15/25	3,334,000	3,388,541
4.85% 3/15/44	450,000	470,132
6.5% 1/31/19	2,075,000	2,412,237
EOG Resources, Inc. 4.1% 2/1/21	285,000	305,928
Kinder Morgan Energy Partners LP:
4.15% 3/1/22	885,000	899,151
6.85% 2/15/20	595,000	697,723
Kinder Morgan Holding Co. LLC:
3.05% 12/1/19	2,734,000	2,748,725
4.3% 6/1/25	8,137,000	8,188,336
Marathon Petroleum Corp. 5.125% 3/1/21	2,870,000	3,162,097
Motiva Enterprises LLC 5.75% 1/15/20 (e)	1,497,000	1,688,134
Nakilat, Inc. 6.067% 12/31/33 (e)	666,000	760,073
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Noble Energy, Inc.:
5.25% 11/15/43	$ 70,000	$ 73,894
6% 3/1/41	230,000	261,974
Occidental Petroleum Corp. 4.1% 2/1/21	1,075,000	1,158,450
ONEOK Partners LP 3.375% 10/1/22	950,000	916,675
Petro-Canada 6.05% 5/15/18	497,000	566,420
Petrobras Global Finance BV:
4.375% 5/20/23	48,417,000	44,716,005
5.625% 5/20/43	3,425,000	2,966,358
7.25% 3/17/44	10,481,000	10,907,786
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	4,604,000	4,584,111
8.375% 12/10/18	1,350,000	1,515,240
Petroleos Mexicanos:
4.25% 1/15/25 (e)	15,000	15,173
4.875% 1/18/24	2,616,000	2,746,800
5.5% 6/27/44	22,110,000	22,773,300
6.375% 1/23/45	12,393,000	14,278,595
6.5% 6/2/41	32,530,000	37,653,475
Phillips 66 Co. 4.3% 4/1/22	1,979,000	2,114,280
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	5,776,000	5,907,814
Schlumberger Investment SA 3.65% 12/1/23	210,000	220,373
Shell International Finance BV:
2% 11/15/18	2,545,000	2,578,765
4.3% 9/22/19	425,000	469,469
4.375% 3/25/20	825,000	915,619
4.55% 8/12/43	365,000	397,832
Spectra Energy Partners, LP:
2.95% 9/25/18	585,000	603,127
4.6% 6/15/21	390,000	427,404
4.75% 3/15/24	6,000,000	6,492,516
Sunoco Logistics Partner Operations LP 5.35% 5/15/45	350,000	360,694
The Williams Companies, Inc.:
3.7% 1/15/23	1,112,000	1,046,692
4.55% 6/24/24	10,897,000	10,777,155
Total Capital International SA 2.7% 1/25/23	620,000	608,010
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	482,000	517,393
Western Gas Partners LP:
4% 7/1/22	270,000	276,053
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Western Gas Partners LP: - continued
5.375% 6/1/21	$ 2,668,000	$ 2,978,737
Williams Partners LP:
4.125% 11/15/20	394,000	413,128
4.3% 3/4/24	2,607,000	2,688,490
5.25% 3/15/20	350,000	387,807
5.4% 3/4/44	160,000	167,525
XTO Energy, Inc. 5.5% 6/15/18	225,000	255,097
		251,047,033
TOTAL ENERGY		265,121,260
FINANCIALS - 3.9%
Banks - 1.6%
Abbey National Treasury Services PLC 2.35% 9/10/19	295,000	295,648
Banco Nacional de Desenvolvimento Economico e Social 4% 4/14/19 (e)	4,035,000	4,063,245
Bank of America Corp.:
3.3% 1/11/23	19,058,000	19,072,694
3.875% 3/22/17	890,000	938,643
4.1% 7/24/23	23,302,000	24,560,588
4.125% 1/22/24	5,170,000	5,423,196
4.25% 10/22/26	3,838,000	3,861,469
5.49% 3/15/19	800,000	891,338
5.65% 5/1/18	1,325,000	1,482,439
5.75% 12/1/17	3,470,000	3,862,204
5.875% 1/5/21	1,630,000	1,894,023
6% 9/1/17	1,005,000	1,119,440
Bank of America NA 5.3% 3/15/17	984,000	1,065,234
Bank of Nova Scotia 2.9% 3/29/16	350,000	360,382
Barclays Bank PLC:
2.5% 2/20/19	2,500,000	2,536,893
3.75% 5/15/24	425,000	435,762
5% 9/22/16	425,000	455,506
Barclays PLC 2.75% 11/8/19	3,769,000	3,783,646
Capital One Bank NA 2.15% 11/21/18	270,000	270,386
Capital One NA 2.95% 7/23/21	5,911,000	5,906,703
Citigroup, Inc.:
1.85% 11/24/17	7,690,000	7,718,353
3.375% 3/1/23	2,430,000	2,458,098
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Citigroup, Inc.: - continued
3.953% 6/15/16	$ 1,713,000	$ 1,787,022
4.05% 7/30/22	1,159,000	1,205,507
4.5% 1/14/22	2,773,000	3,031,324
4.587% 12/15/15	25,000	25,931
4.75% 5/19/15	5,000,000	5,095,790
5.3% 5/6/44	7,544,000	8,062,114
5.5% 2/15/17	1,225,000	1,328,332
5.5% 9/13/25	7,460,000	8,338,706
6.125% 5/15/18	1,195,000	1,359,005
Credit Suisse AG 6% 2/15/18	2,745,000	3,079,388
Credit Suisse New York Branch 4.375% 8/5/20	400,000	436,952
Discover Bank:
2% 2/21/18	4,000,000	4,002,860
4.2% 8/8/23	2,424,000	2,538,178
7% 4/15/20	3,143,000	3,751,171
8.7% 11/18/19	357,000	443,551
Export-Import Bank of Korea 5.125% 6/29/20	800,000	908,974
Fifth Third Bancorp:
4.5% 6/1/18	520,000	562,722
8.25% 3/1/38	603,000	915,545
HBOS PLC 6.75% 5/21/18 (e)	773,000	868,697
HSBC Holdings PLC:
4% 3/30/22	1,350,000	1,444,215
4.25% 3/14/24	1,872,000	1,945,302
5.25% 3/14/44	1,356,000	1,501,910
6.5% 5/2/36	300,000	379,081
Huntington Bancshares, Inc. 7% 12/15/20	404,000	486,980
JPMorgan Chase & Co.:
2.35% 1/28/19	3,149,000	3,188,699
3.2% 1/25/23	7,206,000	7,232,158
3.25% 9/23/22	12,102,000	12,248,664
3.375% 5/1/23	425,000	418,293
3.625% 5/13/24	405,000	415,641
3.875% 9/10/24	10,332,000	10,438,874
4.25% 10/15/20	1,747,000	1,895,769
4.35% 8/15/21	4,947,000	5,379,581
4.5% 1/24/22	2,000,000	2,195,038
4.625% 5/10/21	1,718,000	1,897,471
4.95% 3/25/20	4,618,000	5,158,634
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
JPMorgan Chase & Co.: - continued
5.625% 8/16/43	$ 145,000	$ 168,575
6.3% 4/23/19	900,000	1,049,585
JPMorgan Chase Bank 6% 10/1/17	900,000	1,008,442
KeyBank NA 1.65% 2/1/18	1,802,000	1,804,389
Lloyds Bank PLC:
2.3% 11/27/18	275,000	278,074
4.875% 1/21/16	425,000	444,482
Marshall & Ilsley Bank 5% 1/17/17	4,118,000	4,398,012
Peoples United Bank 4% 7/15/24	300,000	300,608
PNC Bank NA 6.875% 4/1/18	250,000	290,341
PNC Financial Services Group, Inc.:
2.854% 11/9/22	275,000	269,825
3.9% 4/29/24	375,000	382,236
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (e)	2,461,000	2,534,860
Regions Bank:
6.45% 6/26/37	2,533,000	3,109,582
7.5% 5/15/18	7,751,000	9,054,586
Regions Financial Corp. 2% 5/15/18	3,125,000	3,107,800
Royal Bank of Scotland Group PLC:
6% 12/19/23	21,950,000	23,840,554
6.1% 6/10/23	20,527,000	22,339,247
6.125% 12/15/22	5,889,000	6,439,333
6.4% 10/21/19	600,000	701,759
Sumitomo Mitsui Banking Corp. 3.95% 7/19/23	250,000	267,071
Svenska Handelsbanken AB 2.5% 1/25/19	585,000	601,073
Wells Fargo & Co.:
3.45% 2/13/23	2,700,000	2,712,612
4.125% 8/15/23	280,000	294,331
4.48% 1/16/24	1,094,000	1,167,906
4.65% 11/4/44	860,000	874,144
5.625% 12/11/17	1,975,000	2,211,860
		286,075,256
Capital Markets - 1.0%
Affiliated Managers Group, Inc. 4.25% 2/15/24	1,351,000	1,417,708
Goldman Sachs Group, Inc.:
1.748% 9/15/17	10,433,000	10,458,446
2.625% 1/31/19	8,273,000	8,378,745
2.9% 7/19/18	4,471,000	4,599,738
3.625% 1/22/23	2,275,000	2,309,073
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
3.85% 7/8/24	$ 100,000	$ 102,419
5.25% 7/27/21	2,497,000	2,815,874
5.75% 1/24/22	3,211,000	3,717,985
5.95% 1/18/18	1,219,000	1,367,613
6.15% 4/1/18	1,600,000	1,812,050
6.75% 10/1/37	27,678,000	34,275,024
Lazard Group LLC:
4.25% 11/14/20	1,680,000	1,788,150
6.85% 6/15/17	1,280,000	1,438,948
Morgan Stanley:
2.125% 4/25/18	4,396,000	4,416,274
2.375% 7/23/19	7,611,000	7,598,746
3.7% 10/23/24	6,543,000	6,643,873
3.75% 2/25/23	5,400,000	5,554,489
3.8% 4/29/16	225,000	233,439
3.875% 4/29/24	1,100,000	1,133,344
4.1% 5/22/23	2,380,000	2,425,701
4.35% 9/8/26	20,903,000	21,192,946
4.875% 11/1/22	17,828,000	19,228,996
5% 11/24/25	25,109,000	26,966,288
5.625% 9/23/19	500,000	569,760
5.75% 1/25/21	4,996,000	5,761,887
6.625% 4/1/18	2,019,000	2,322,112
7.3% 5/13/19	1,209,000	1,452,125
Nomura Holdings, Inc. 2.75% 3/19/19	1,315,000	1,337,828
UBS AG Stamford Branch 2.375% 8/14/19	495,000	498,804
		181,818,385
Consumer Finance - 0.2%
American Express Co. 2.65% 12/2/22	1,000,000	979,202
Capital One Financial Corp. 6.15% 9/1/16	600,000	650,638
Discover Financial Services:
3.85% 11/21/22	1,943,000	1,974,508
3.95% 11/6/24	2,567,000	2,582,687
5.2% 4/27/22	1,093,000	1,206,897
Ford Motor Credit Co. LLC:
2.597% 11/4/19	360,000	361,079
5.75% 2/1/21	1,130,000	1,298,514
General Electric Capital Corp.:
3.45% 5/15/24	520,000	537,682
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.: - continued
4.625% 1/7/21	$ 3,625,000	$ 4,054,874
4.65% 10/17/21	1,474,000	1,652,643
5.55% 5/4/20	3,825,000	4,431,354
5.875% 1/14/38	700,000	869,492
HSBC Finance Corp. 6.676% 1/15/21	1,050,000	1,245,881
Hyundai Capital America:
1.625% 10/2/15 (e)	797,000	802,078
1.875% 8/9/16 (e)	832,000	842,120
2.125% 10/2/17 (e)	881,000	890,020
Synchrony Financial:
1.875% 8/15/17	909,000	913,345
3% 8/15/19	1,335,000	1,355,360
3.75% 8/15/21	2,016,000	2,067,495
4.25% 8/15/24	2,379,000	2,430,313
Toyota Motor Credit Corp. 2.625% 1/10/23	375,000	371,105
		31,517,287
Diversified Financial Services - 0.0%
Berkshire Hathaway Finance Corp. 3% 5/15/22	1,275,000	1,289,562
ING Bank NV 5.8% 9/25/23 (e)	1,690,000	1,897,398
		3,186,960
Insurance - 0.3%
ACE INA Holdings, Inc. 2.7% 3/13/23	700,000	685,005
AIA Group Ltd. 2.25% 3/11/19 (e)	776,000	775,310
Allied World Assurance Co. Holdings Ltd. 7.5% 8/1/16	210,000	230,871
Allstate Corp. 4.5% 6/15/43	220,000	234,386
American International Group, Inc.:
2.3% 7/16/19	1,796,000	1,812,381
4.5% 7/16/44	655,000	664,815
4.875% 6/1/22	580,000	649,870
5.6% 10/18/16	2,696,000	2,918,239
5.85% 1/16/18	1,125,000	1,268,008
Aon Corp. 5% 9/30/20	540,000	607,081
Five Corners Funding Trust 4.419% 11/15/23 (e)	3,420,000	3,658,637
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (e)(g)	2,630,000	2,725,338
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	2,819,000	3,173,749
5.5% 3/30/20	665,000	755,989
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Liberty Mutual Group, Inc. 5% 6/1/21 (e)	$ 1,847,000	$ 2,030,067
Lincoln National Corp.:
6.3% 10/9/37	200,000	252,160
7% 6/15/40	275,000	374,132
Marsh & McLennan Companies, Inc.:
3.5% 6/3/24	390,000	395,134
4.8% 7/15/21	1,026,000	1,142,139
MetLife, Inc.:
4.368% 9/15/23	4,079,000	4,411,997
7.717% 2/15/19	650,000	796,260
Metropolitan Life Global Funding I 3% 1/10/23 (e)	1,569,000	1,564,073
Pacific Life Insurance Co. 9.25% 6/15/39 (e)	1,338,000	2,118,997
Pacific LifeCorp:
5.125% 1/30/43 (e)	3,227,000	3,403,975
6% 2/10/20 (e)	174,000	199,325
Prudential Financial, Inc.:
4.5% 11/16/21	1,118,000	1,221,717
4.75% 9/17/15	1,859,000	1,923,479
7.375% 6/15/19	438,000	531,138
Symetra Financial Corp. 6.125% 4/1/16 (e)	1,239,000	1,312,958
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (e)	4,817,000	5,148,737
The Chubb Corp. 6% 5/11/37	200,000	258,221
The Travelers Companies, Inc.:
4.6% 8/1/43	205,000	224,132
5.8% 5/15/18	1,025,000	1,168,499
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (e)	1,102,000	1,109,439
4.125% 11/1/24 (e)	1,598,000	1,622,833
Unum Group 5.625% 9/15/20	3,216,000	3,690,145
		55,059,236
Real Estate Investment Trusts - 0.4%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	801,000	799,030
4.6% 4/1/22	631,000	671,641
American Campus Communities Operating Partnership LP 3.75% 4/15/23	813,000	810,441
AvalonBay Communities, Inc.:
3.625% 10/1/20	6,495,000	6,800,187
4.2% 12/15/23	3,411,000	3,613,119
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Boston Properties, Inc. 3.85% 2/1/23	$ 2,456,000	$ 2,546,983
Camden Property Trust:
2.95% 12/15/22	954,000	931,999
4.25% 1/15/24	2,838,000	2,996,318
DDR Corp.:
4.625% 7/15/22	5,099,000	5,457,138
4.75% 4/15/18	1,652,000	1,790,694
7.5% 4/1/17	663,000	749,037
9.625% 3/15/16	1,821,000	2,017,531
Duke Realty LP:
3.625% 4/15/23	1,382,000	1,387,918
3.75% 12/1/24	1,412,000	1,416,154
3.875% 10/15/22	2,108,000	2,168,651
4.375% 6/15/22	1,237,000	1,313,136
5.5% 3/1/16	1,275,000	1,344,485
5.95% 2/15/17	389,000	426,116
6.5% 1/15/18	1,281,000	1,451,948
Equity One, Inc.:
3.75% 11/15/22	3,200,000	3,214,154
5.375% 10/15/15	203,000	210,241
6% 9/15/17	886,000	979,627
6.25% 1/15/17	646,000	704,263
Federal Realty Investment Trust:
5.9% 4/1/20	351,000	408,997
6.2% 1/15/17	307,000	339,172
Government Properties Income Trust 3.75% 8/15/19	4,010,000	4,096,704
Health Care REIT, Inc.:
2.25% 3/15/18	1,069,000	1,081,811
4.7% 9/15/17	437,000	473,448
Highwoods/Forsyth LP 3.2% 6/15/21	2,263,000	2,254,987
HRPT Properties Trust:
5.75% 11/1/15	564,000	573,760
6.65% 1/15/18	809,000	891,733
Lexington Corporate Properties Trust 4.4% 6/15/24	1,319,000	1,352,158
Omega Healthcare Investors, Inc.:
4.5% 1/15/25 (e)	1,245,000	1,250,166
4.95% 4/1/24	1,152,000	1,180,224
Retail Opportunity Investments Partnership LP:
4% 12/15/24 (f)	877,000	878,867
5% 12/15/23	626,000	678,085
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Simon Property Group LP 4.125% 12/1/21	$ 1,213,000	$ 1,319,450
United Dominion Realty Trust, Inc. 5.25% 1/15/15	439,000	441,398
Weingarten Realty Investors 3.375% 10/15/22	472,000	470,299
WP Carey, Inc. 4.6% 4/1/24	7,436,000	7,811,042
		69,303,112
Real Estate Management & Development - 0.4%
BioMed Realty LP:
2.625% 5/1/19	2,083,000	2,087,526
3.85% 4/15/16	1,500,000	1,554,476
4.25% 7/15/22	975,000	1,008,429
6.125% 4/15/20	473,000	543,179
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,536,000	2,554,279
4.1% 10/1/24	3,830,000	3,849,862
4.55% 10/1/29	3,830,000	3,873,122
4.95% 4/15/18	2,322,000	2,510,653
5.7% 5/1/17	567,000	615,280
Digital Realty Trust LP 4.5% 7/15/15	1,675,000	1,698,254
ERP Operating LP:
2.375% 7/1/19	2,474,000	2,485,925
4.625% 12/15/21	2,855,000	3,148,271
4.75% 7/15/20	3,056,000	3,401,285
Essex Portfolio LP 3.875% 5/1/24	2,685,000	2,749,845
Liberty Property LP:
3.375% 6/15/23	4,307,000	4,232,024
4.125% 6/15/22	1,061,000	1,106,541
4.75% 10/1/20	2,674,000	2,915,339
5.5% 12/15/16	799,000	863,907
6.625% 10/1/17	938,000	1,059,951
Mack-Cali Realty LP:
2.5% 12/15/17	1,744,000	1,764,996
3.15% 5/15/23	3,436,000	3,143,840
4.5% 4/18/22	644,000	653,658
Mid-America Apartments LP:
4.3% 10/15/23	666,000	701,093
5.5% 10/1/15	1,516,000	1,572,706
6.05% 9/1/16	1,122,000	1,214,417
Post Apartment Homes LP 3.375% 12/1/22	1,800,000	1,782,895
Reckson Operating Partnership LP 6% 3/31/16	310,000	328,579
Regency Centers LP 5.25% 8/1/15	950,000	977,854
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP:
3.75% 12/1/24	$ 2,653,000	$ 2,669,467
3.875% 12/1/23	1,492,000	1,526,670
6.125% 6/1/20	1,439,000	1,679,381
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	970,000	1,035,780
		61,309,484
TOTAL FINANCIALS		688,269,720
HEALTH CARE - 0.3%
Biotechnology - 0.0%
Amgen, Inc.:
3.45% 10/1/20	410,000	426,658
3.625% 5/22/24	505,000	509,798
4.5% 3/15/20	1,500,000	1,649,970
5.85% 6/1/17	145,000	160,641
Gilead Sciences, Inc.:
4.4% 12/1/21	340,000	374,688
4.5% 4/1/21	695,000	769,268
4.5% 2/1/45	115,000	120,429
4.8% 4/1/44	330,000	357,750
		4,369,202
Health Care Equipment & Supplies - 0.0%
Baxter International, Inc. 3.2% 6/15/23	340,000	342,627
Becton, Dickinson & Co. 5% 5/15/19	650,000	722,323
Medtronic, Inc.:
1.375% 4/1/18	350,000	347,253
3.625% 3/15/24	215,000	220,270
4.45% 3/15/20	235,000	258,622
		1,891,095
Health Care Providers & Services - 0.1%
Aetna, Inc. 2.75% 11/15/22	755,000	733,186
Ascension Health 4.847% 11/15/53	250,000	279,226
Cardinal Health, Inc. 4.625% 12/15/20	200,000	220,229
Catholic Health Initiatives 4.2% 8/1/23	400,000	422,165
Cigna Corp.:
4% 2/15/22	360,000	378,993
4.375% 12/15/20	305,000	332,436
5.125% 6/15/20	560,000	629,005
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Cigna Corp.: - continued
5.375% 2/15/42	$ 125,000	$ 143,623
Coventry Health Care, Inc. 5.45% 6/15/21	1,180,000	1,357,618
Express Scripts Holding Co. 4.75% 11/15/21	4,758,000	5,256,743
McKesson Corp.:
4.75% 3/1/21	90,000	99,694
7.5% 2/15/19	660,000	795,691
Medco Health Solutions, Inc. 4.125% 9/15/20	1,049,000	1,124,929
NYU Hospitals Center 5.75% 7/1/43	185,000	221,346
UnitedHealth Group, Inc.:
2.75% 2/15/23	412,000	404,441
2.875% 3/15/23	4,420,000	4,391,257
4.7% 2/15/21	240,000	270,549
4.875% 3/15/15	500,000	506,308
6.875% 2/15/38	125,000	171,522
WellPoint, Inc.:
3.125% 5/15/22	370,000	369,538
3.3% 1/15/23	3,395,000	3,390,756
3.7% 8/15/21	565,000	594,053
		22,093,308
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	928,000	979,083
Pharmaceuticals - 0.2%
AbbVie, Inc.:
1.75% 11/6/17	2,480,000	2,493,248
2.9% 11/6/22	421,000	411,817
Actavis Funding SCS 2.45% 6/15/19	295,000	290,612
Bayer U.S. Finance LLC:
3% 10/8/21 (e)	1,989,000	2,011,506
3.375% 10/8/24 (e)	1,372,000	1,388,191
GlaxoSmithKline Capital, Inc. 2.8% 3/18/23	1,050,000	1,035,892
Johnson & Johnson 5.15% 7/15/18	340,000	384,529
Merck & Co., Inc.:
2.4% 9/15/22	1,275,000	1,240,509
3.875% 1/15/21	800,000	865,142
Mylan, Inc. 2.55% 3/28/19	150,000	150,171
Novartis Capital Corp.:
2.4% 9/21/22	1,595,000	1,574,385
4.4% 5/6/44	425,000	462,096
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Perrigo Finance PLC:
3.5% 12/15/21	$ 948,000	$ 954,715
3.9% 12/15/24	1,412,000	1,424,188
Pfizer, Inc. 3.4% 5/15/24	1,250,000	1,288,393
Teva Pharmaceutical Finance Co. BV 2.95% 12/18/22	350,000	341,921
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	829,000	826,104
6.125% 8/15/19	725,000	822,007
Zoetis, Inc.:
3.25% 2/1/23	5,975,000	5,834,779
4.7% 2/1/43	675,000	661,159
		24,461,364
TOTAL HEALTH CARE		53,794,052
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
General Dynamics Corp. 2.25% 11/15/22	400,000	385,837
Honeywell International, Inc. 5.375% 3/1/41	100,000	123,586
Lockheed Martin Corp.:
4.07% 12/15/42	175,000	173,878
4.25% 11/15/19	725,000	794,995
Northrop Grumman Corp. 4.75% 6/1/43	245,000	261,809
Raytheon Co. 4.2% 12/15/44	155,000	157,942
The Boeing Co. 4.875% 2/15/20	650,000	737,828
United Technologies Corp. 6.125% 2/1/19	300,000	351,107
		2,986,982
Air Freight & Logistics - 0.0%
United Parcel Service, Inc.:
3.125% 1/15/21	370,000	386,592
5.125% 4/1/19	775,000	876,227
		1,262,819
Airlines - 0.0%
American Airelines 2014-1 Class A Pass-Through Trust Equipment Trust Certificate 3.7% 4/1/28	330,000	331,254
Continental Airlines, Inc.:
4.15% 4/11/24	1,018,789	1,047,417
6.545% 8/2/20	224,577	246,754
6.795% 2/2/20	36,698	38,349
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc. pass-thru trust certificates 6.821% 8/10/22	$ 176,131	$ 204,101
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	406,215	434,650
8.36% 1/20/19	1,384,665	1,523,131
United Airlines pass-thru Trust Series 2013-1A Class O, 4.3% 2/15/27	205,000	211,406
		4,037,062
Commercial Services & Supplies - 0.0%
Republic Services, Inc. 5.5% 9/15/19	325,000	370,235
Waste Management, Inc.:
2.9% 9/15/22	155,000	153,462
4.75% 6/30/20	290,000	321,340
WMX Technologies, Inc. 4.6% 3/1/21	345,000	382,374
		1,227,411
Electrical Equipment - 0.0%
ABB Finance (U.S.A.), Inc. 2.875% 5/8/22	115,000	115,238
Industrial Conglomerates - 0.0%
Covidien International Finance SA 2.95% 6/15/23	120,000	117,214
Koninklijke Philips Electronics NV 5.75% 3/11/18	455,000	510,590
		627,804
Machinery - 0.0%
Caterpillar, Inc. 3.9% 5/27/21	1,650,000	1,786,193
Cummins, Inc. 4.875% 10/1/43	50,000	57,386
Deere & Co.:
2.6% 6/8/22	800,000	792,505
3.9% 6/9/42	250,000	247,141
Xylem, Inc. 4.875% 10/1/21	525,000	577,099
		3,460,324
Professional Services - 0.0%
Equifax, Inc. 3.3% 12/15/22	300,000	296,163
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC 4.1% 6/1/21	950,000	1,029,697
Canadian National Railway Co. 2.85% 12/15/21	600,000	613,318
CSX Corp.:
3.4% 8/1/24	600,000	606,572
6.25% 3/15/18	400,000	457,570
Norfolk Southern Corp. 5.9% 6/15/19	2,075,000	2,406,303
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Road & Rail - continued
Union Pacific Corp.:
4% 2/1/21	$ 350,000	$ 383,940
4.3% 6/15/42	100,000	103,889
		5,601,289
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	1,941,000	1,916,738
3.875% 4/1/21	3,700,000	3,713,875
4.25% 9/15/24	3,212,000	3,216,015
4.75% 3/1/20	3,227,000	3,444,823
		12,291,451
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (g)	755,000	851,893
TOTAL INDUSTRIALS		32,758,436
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Cisco Systems, Inc.:
2.9% 3/4/21	150,000	154,841
4.45% 1/15/20	850,000	942,855
4.95% 2/15/19	550,000	616,176
		1,713,872
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
2.375% 12/17/18	693,000	704,070
6.55% 10/1/17	612,000	695,006
		1,399,076
IT Services - 0.0%
IBM Corp. 3.375% 8/1/23	315,000	322,520
MasterCard, Inc. 3.375% 4/1/24	470,000	482,546
Xerox Corp. 2.95% 3/15/17	600,000	620,240
		1,425,306
Semiconductors & Semiconductor Equipment - 0.0%
Intel Corp. 1.35% 12/15/17	900,000	899,272
Software - 0.0%
Microsoft Corp. 3% 10/1/20	470,000	495,551
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp.:
2.5% 10/15/22	$ 1,400,000	$ 1,360,475
2.8% 7/8/21	765,000	775,288
		2,631,314
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc. 2.85% 5/6/21	2,160,000	2,214,704
Hewlett-Packard Co. 4.3% 6/1/21	500,000	523,093
		2,737,797
TOTAL INFORMATION TECHNOLOGY		10,806,637
MATERIALS - 0.4%
Chemicals - 0.1%
Agrium, Inc.:
4.9% 6/1/43	150,000	149,118
5.25% 1/15/45	330,000	349,728
E.I. du Pont de Nemours & Co.:
2.8% 2/15/23	425,000	417,825
6% 7/15/18	950,000	1,093,528
Eastman Chemical Co. 4.65% 10/15/44	185,000	187,411
Ecolab, Inc. 4.35% 12/8/21	300,000	329,049
LyondellBasell Industries NV 6% 11/15/21	1,330,000	1,565,484
Monsanto Co.:
4.2% 7/15/34	60,000	61,845
4.7% 7/15/64	145,000	149,578
Praxair, Inc. 4.5% 8/15/19	220,000	244,011
The Dow Chemical Co.:
4.125% 11/15/21	3,812,000	4,070,911
4.25% 11/15/20	3,430,000	3,702,448
		12,320,936
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	595,000	645,228
Containers & Packaging - 0.0%
Rock-Tenn Co. 4.9% 3/1/22	185,000	199,793
Metals & Mining - 0.3%
Alcoa, Inc. 5.125% 10/1/24	2,665,000	2,808,465
Anglo American Capital PLC:
4.125% 4/15/21 (e)	6,803,000	6,924,379
4.125% 9/27/22 (e)	1,333,000	1,340,012
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - continued
Barrick Gold Corp.:
3.85% 4/1/22	$ 1,931,000	$ 1,887,021
4.1% 5/1/23	30,839,000	30,164,243
Barrick PD Australia Finance Pty Ltd. 4.95% 1/15/20	350,000	378,658
BHP Billiton Financial (U.S.A.) Ltd.:
5% 9/30/43	195,000	221,149
6.5% 4/1/19	425,000	504,350
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (e)	1,810,000	1,873,687
4.25% 7/17/42 (e)	701,000	641,755
4.5% 8/13/23 (e)	1,153,000	1,235,926
4.875% 11/4/44 (e)	2,614,000	2,632,178
5.625% 10/18/43 (e)	2,335,000	2,610,325
Freeport-McMoRan, Inc.:
3.875% 3/15/23	9,593,000	9,436,433
5.45% 3/15/43	300,000	301,317
Newmont Mining Corp. 6.25% 10/1/39	400,000	393,586
Rio Tinto Finance (U.S.A.) Ltd. 3.5% 11/2/20	425,000	442,244
Rio Tinto Finance (U.S.A.) PLC 1.375% 6/17/16	560,000	564,030
Teck Resources Ltd. 6.25% 7/15/41	160,000	159,603
Vale Overseas Ltd. 6.875% 11/10/39	100,000	109,684
		64,629,045
Paper & Forest Products - 0.0%
International Paper Co. 4.75% 2/15/22	1,560,000	1,705,656
TOTAL MATERIALS		79,500,658
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.:
2.3% 3/11/19	50,000,000	50,607,350
3.875% 8/15/21	2,475,000	2,603,797
4.8% 6/15/44	865,000	878,911
5.35% 9/1/40	165,000	178,609
6.3% 1/15/38	2,523,000	3,056,463
BellSouth Capital Funding Corp. 7.875% 2/15/30	56,000	74,870
British Telecommunications PLC:
2.35% 2/14/19	275,000	276,294
9.625% 12/15/30	275,000	435,655
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
CenturyLink, Inc.:
5.15% 6/15/17	$ 214,000	$ 225,235
6% 4/1/17	534,000	575,385
6.15% 9/15/19	2,129,000	2,309,965
Embarq Corp.:
7.082% 6/1/16	1,743,000	1,881,035
7.995% 6/1/36	8,614,000	9,583,075
Verizon Communications, Inc.:
3.45% 3/15/21	10,081,000	10,440,277
4.5% 9/15/20	38,080,000	41,679,931
5.012% 8/21/54 (e)	30,880,000	32,154,665
6% 4/1/41	500,000	598,099
6.1% 4/15/18	4,623,000	5,272,439
6.55% 9/15/43	30,776,000	39,751,728
		202,583,783
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV:
3.125% 7/16/22	1,527,000	1,513,715
5% 3/30/20	1,175,000	1,303,616
Rogers Communications, Inc.:
3% 3/15/23	150,000	146,717
6.8% 8/15/18	200,000	233,664
		3,197,712
TOTAL TELECOMMUNICATION SERVICES		205,781,495
UTILITIES - 0.6%
Electric Utilities - 0.4%
Alabama Power Co. 3.85% 12/1/42	500,000	493,529
American Electric Power Co., Inc.:
1.65% 12/15/17	275,000	276,363
2.95% 12/15/22	984,000	972,026
American Transmission Systems, Inc. 5% 9/1/44 (e)	1,412,000	1,475,913
Baltimore Gas & Electric Co. 3.35% 7/1/23	220,000	225,216
Cleveland Electric Illuminating Co. 5.7% 4/1/17	851,000	924,426
Commonwealth Edison Co. 4.6% 8/15/43	395,000	430,442
Duke Energy Carolinas LLC:
4.25% 12/15/41	400,000	415,169
6.1% 6/1/37	575,000	739,273
Duke Energy Corp. 2.1% 6/15/18	1,559,000	1,583,433
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)	$ 3,202,000	$ 3,730,423
6.4% 9/15/20 (e)	3,844,000	4,528,155
Edison International 3.75% 9/15/17	940,000	998,163
Entergy Corp. 5.125% 9/15/20	545,000	597,204
FirstEnergy Corp.:
2.75% 3/15/18	4,091,000	4,133,199
4.25% 3/15/23	12,580,000	12,787,029
7.375% 11/15/31	7,945,000	9,634,218
FirstEnergy Solutions Corp. 6.05% 8/15/21	5,744,000	6,361,267
LG&E and KU Energy LLC:
2.125% 11/15/15	1,070,000	1,080,304
3.75% 11/15/20	686,000	721,597
Northern States Power Co. 6.25% 6/1/36	370,000	497,937
Pacific Gas & Electric Co.:
4.3% 3/15/45	350,000	353,053
5.125% 11/15/43	175,000	197,246
6.05% 3/1/34	675,000	848,076
PacifiCorp 5.75% 4/1/37	400,000	504,856
Pennsylvania Electric Co. 6.05% 9/1/17	1,245,000	1,389,078
PPL Capital Funding, Inc. 3.4% 6/1/23	1,676,000	1,680,451
Progress Energy, Inc.:
4.4% 1/15/21	2,710,000	2,965,881
4.875% 12/1/19	450,000	502,316
Southern California Edison Co. 4.65% 10/1/43	775,000	865,159
TECO Finance, Inc. 5.15% 3/15/20	523,000	588,522
Virginia Electric & Power Co. 6% 5/15/37	300,000	384,747
Wisconsin Power & Light Co. 4.1% 10/15/44	240,000	243,788
		63,128,459
Gas Utilities - 0.0%
AGL Capital Corp. 4.4% 6/1/43	290,000	302,589
Atmos Energy Corp. 4.125% 10/15/44	360,000	366,108
Southern Natural Gas Co. 5.9% 4/1/17 (e)	732,000	801,464
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	527,000	544,585
		2,014,746
Multi-Utilities - 0.2%
Dominion Resources, Inc.:
2.5331% 9/30/66 (g)	5,720,000	5,374,724
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.: - continued
4.45% 3/15/21	$ 1,185,000	$ 1,299,591
7.5% 6/30/66 (g)	924,000	984,060
NiSource Finance Corp.:
4.45% 12/1/21	820,000	893,061
4.8% 2/15/44	310,000	327,020
5.25% 2/15/43	2,232,000	2,507,382
5.45% 9/15/20	3,370,000	3,851,057
5.65% 2/1/45	190,000	225,970
5.8% 2/1/42	4,508,000	5,429,381
5.95% 6/15/41	1,711,000	2,092,621
NorthWestern Energy Corp. 4.176% 11/15/44	330,000	338,409
Puget Energy, Inc.:
5.625% 7/15/22	4,555,000	5,248,435
6% 9/1/21	4,353,000	5,103,087
6.5% 12/15/20	1,405,000	1,665,873
Sempra Energy 2.3% 4/1/17	2,249,000	2,303,012
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	1,012,000	1,032,695
		38,676,378
TOTAL UTILITIES		103,819,583
TOTAL NONCONVERTIBLE BONDS (Cost $1,556,738,135)		1,619,210,108
U.S. Government and Government Agency Obligations - 7.4%

U.S. Government Agency Obligations - 0.1%
Fannie Mae:
0.875% 10/26/17	1,015,000	1,012,178
0.875% 5/21/18	545,000	539,686
1.625% 11/27/18	1,115,000	1,125,378
1.75% 6/20/19	755,000	762,417
1.875% 9/18/18	2,890,000	2,949,690
1.875% 2/19/19	40,000	40,630
2.625% 9/6/24	1,240,000	1,250,048
5.375% 6/12/17	445,000	496,127
Federal Farm Credit Bank 5.125% 8/25/16	350,000	377,420
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Freddie Mac:
0.625% 11/1/16	$ 460,000	$ 460,544
0.75% 1/12/18	2,520,000	2,495,949
0.875% 10/14/16	945,000	950,277
0.875% 3/7/18	1,505,000	1,493,554
1% 9/29/17	705,000	705,149
1.25% 8/1/19	275,000	270,058
2.375% 1/13/22	5,130,000	5,204,190
Tennessee Valley Authority:
2.875% 9/15/24	435,000	440,610
3.875% 2/15/21	280,000	309,280
5.25% 9/15/39	670,000	838,260
5.5% 7/18/17	210,000	234,394
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		21,955,839
U.S. Treasury Obligations - 7.3%
U.S. Treasury Bonds:
2.75% 8/15/42	3,295,000	3,191,774
2.875% 5/15/43	5,140,000	5,093,421
3.125% 8/15/44	126,437,000	131,593,227
3.375% 5/15/44	6,360,000	6,933,888
3.5% 2/15/39	16,100,000	17,999,301
3.625% 2/15/44	3,960,000	4,518,114
6.125% 11/15/27	3,825,000	5,414,766
U.S. Treasury Notes:
0.25% 12/15/15	16,115,000	16,130,116
0.375% 10/31/16	56,580,000	56,496,035
0.625% 11/15/16	9,770,000	9,799,769
0.625% 5/31/17	12,385,000	12,352,105
0.625% 8/31/17	5,660,000	5,629,045
0.625% 9/30/17	1,200,000	1,191,844
0.75% 2/28/18	3,165,000	3,137,800
0.875% 9/15/16	4,900,000	4,940,959
0.875% 11/30/16	4,050,000	4,081,639
0.875% 10/15/17	733,144,000	733,716,585
0.875% 11/15/17	86,035,000	86,041,711
0.875% 1/31/18	3,330,000	3,318,032
1% 9/30/16	15,460,000	15,623,057
1% 10/31/16	11,850,000	11,975,906
1% 3/31/17	15,335,000	15,457,205
1% 9/15/17	48,598,000	48,840,990
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.25% 11/30/18	$ 8,705,000	$ 8,697,522
1.375% 11/30/15	1,810,000	1,831,776
1.5% 8/31/18	7,970,000	8,062,149
1.5% 10/31/19	2,063,000	2,062,839
1.5% 11/30/19	2,130,000	2,129,001
1.625% 4/30/19	4,440,000	4,485,785
1.75% 5/31/16	5,690,000	5,815,800
1.875% 9/30/17	8,115,000	8,344,500
1.875% 11/30/21	1,750,000	1,745,488
2% 11/30/20	10,840,000	10,986,513
2.125% 8/31/20	550,000	562,633
2.25% 3/31/21	2,740,000	2,809,571
2.25% 11/15/24	3,975,000	3,994,875
2.375% 7/31/17	3,495,000	3,641,626
2.375% 5/31/18	5,225,000	5,453,186
2.375% 8/15/24	6,580,000	6,685,899
2.625% 1/31/18	2,070,000	2,175,603
2.625% 11/15/20	2,455,000	2,575,641
3.5% 2/15/18	6,605,000	7,128,242
TOTAL U.S. TREASURY OBLIGATIONS		1,292,665,938
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,302,423,056)		1,314,621,777
U.S. Government Agency - Mortgage Securities - 6.5%

Fannie Mae - 4.3%
2.053% 6/1/36 (g)	29,758	31,888
2.393% 7/1/37 (g)	51,706	55,423
2.45% 2/1/35 (g)	485,761	521,130
2.5% 5/1/27 to 8/1/43	43,082,466	43,717,857
2.5% 12/1/29 (f)	500,000	510,078
2.5% 12/1/29 (f)	500,000	510,078
3% 5/1/27 to 1/1/44	217,153,248	220,072,506
3% 10/1/29	2,000,000	2,075,859
3% 10/1/29	1,000,000	1,037,930
3% 10/1/29	1,000,000	1,037,930
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3% 10/1/29	$ 500,000	$ 518,965
3% 10/1/29	1,000,000	1,037,930
3% 10/1/29	500,000	518,965
3% 11/1/29	2,000,000	2,085,078
3% 11/1/29	1,000,000	1,042,539
3% 12/1/29 (f)	7,200,000	7,498,125
3% 1/1/45 (f)	500,000	504,023
3.5% 9/1/25 to 8/1/43	88,948,663	93,145,936
3.5% 12/1/29 (f)	1,000,000	1,059,219
3.5% 12/1/29 (f)	2,000,000	2,118,438
3.5% 12/1/29 (f)	12,400,000	13,134,313
3.5% 12/1/44 (f)	13,500,000	14,071,641
3.5% 12/1/44 (f)	3,500,000	3,648,203
3.5% 12/1/44 (f)	2,000,000	2,084,688
3.5% 12/1/44 (f)	14,200,000	14,801,282
4% 9/1/26 to 1/1/44	122,269,043	130,852,025
4% 12/1/44 (f)	1,000,000	1,067,891
4% 12/1/44 (f)	400,000	427,156
4% 12/1/44 (f)	400,000	427,156
4% 1/1/45 (f)	2,000,000	2,129,141
4% 1/1/45 (f)	500,000	532,285
4% 1/1/45 (f)	500,000	532,285
4.5% 6/1/24 to 1/1/43	61,949,495	67,494,351
4.5% 12/1/44 (f)	1,500,000	1,630,313
4.5% 12/1/44 (f)	1,000,000	1,086,875
4.5% 12/1/44 (f)	1,000,000	1,086,875
4.5% 12/1/44 (f)	500,000	543,438
4.5% 12/1/44 (f)	16,500,000	17,933,438
5% 6/1/20 to 10/1/41	10,256,907	11,364,134
5% 12/1/44 (f)	3,000,000	3,326,719
5% 12/1/44 (f)	13,100,000	14,526,671
5.5% 7/1/28 to 9/1/41	59,087,022	66,217,948
5.5% 12/1/44 (f)	4,000,000	4,478,214
5.5% 12/1/44 (f)	2,000,000	2,239,107
6% 3/1/22 to 1/1/42	18,500,369	20,982,811
6.5% 2/1/36	15,676	17,931
TOTAL FANNIE MAE		775,736,788
Freddie Mac - 1.1%
2.5% 3/1/28 to 1/1/43	1,611,325	1,630,719
2.5% 12/1/29 (f)	1,500,000	1,529,883
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
3% 10/1/28 to 8/1/43	$ 23,914,392	$ 24,415,984
3.137% 10/1/35 (g)	37,616	40,356
3.5% 2/1/29 to 11/1/44	53,715,733	55,989,887
3.5% 1/1/45 (f)	1,000,000	1,037,109
3.5% 1/1/45 (f)	1,000,000	1,037,109
4% 6/1/24 to 8/1/44	49,927,113	53,410,810
4% 12/1/44 (f)	3,300,000	3,519,656
4.5% 7/1/25 to 3/1/44	24,154,994	26,332,476
5% 10/1/33 to 7/1/41	17,112,379	19,027,823
5.5% 3/1/34 to 7/1/35	2,276,723	2,561,135
6% 7/1/37 to 9/1/38	1,021,626	1,155,068
6.5% 9/1/39	2,255,489	2,560,315
TOTAL FREDDIE MAC		194,248,330
Ginnie Mae - 1.1%
3% 8/20/42 to 7/20/44	8,605,548	8,847,013
3% 12/1/44 (f)	500,000	512,656
3% 12/1/44 (f)	300,000	307,875
3.5% 11/15/41 to 1/20/44	56,128,269	59,041,697
3.5% 12/1/44 (f)	11,700,000	12,290,485
3.5% 12/1/44 (f)	8,600,000	9,034,032
3.5% 12/1/44 (f)	500,000	525,234
3.5% 12/1/44 (f)	1,000,000	1,050,469
4% 8/15/40 to 6/20/44	29,897,504	32,193,418
4% 12/1/44 (f)	1,500,000	1,609,805
4% 12/1/44 (f)	500,000	536,602
4% 12/1/44 (f)	9,200,000	9,873,469
4% 12/1/44 (f)	100,000	107,320
4% 12/1/44 (f)	16,400,000	17,600,531
4.5% 5/15/39 to 4/15/41	22,244,514	24,460,760
4.5% 12/1/44 (f)	3,500,000	3,833,047
5% 7/15/39 to 9/15/41	5,730,655	6,436,859
5% 12/1/44 (f)	1,500,000	1,655,859
5.5% 12/20/28 to 3/20/41	2,870,652	3,247,796
6% 12/1/44 (f)	1,500,000	1,693,159
TOTAL GINNIE MAE		194,858,086
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,145,217,399)		1,164,843,204
Asset-Backed Securities - 0.3%
	Principal Amount	Value
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.622% 4/25/35 (g)	$ 106,210	$ 91,950
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8053% 3/25/34 (g)	36,925	36,430
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2045% 12/25/33 (g)	8,751	7,972
Series 2004-R2 Class M3, 0.977% 4/25/34 (g)	14,473	10,628
Series 2005-R2 Class M1, 0.6053% 4/25/35 (g)	54,794	54,711
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9345% 3/25/34 (g)	7,674	7,223
Series 2004-W7 Class M1, 0.977% 5/25/34 (g)	204,000	196,620
Series 2006-W4 Class A2C, 0.3153% 5/25/36 (g)	190,047	66,690
Capital Auto Receivables Asset Trust Series 2014-2 Class D, 2.81% 8/20/19	1,506,000	1,512,322
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.2953% 12/25/36 (g)	289,000	214,840
Chase Issuance Trust Series 2012-A4 Class A4, 1.58% 8/16/21	1,200,000	1,179,982
Citibank Credit Card Issuance Trust:
Series 2014-A1 Class A1, 2.88% 1/23/23	900,000	927,298
Series 2014-A6 Class A6, 2.15% 7/15/21	400,000	402,793
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4053% 3/25/32 (MGIC Investment Corp. Insured) (g)	4,144	3,630
Series 2004-3 Class M4, 1.6103% 4/25/34 (g)	12,317	8,704
Series 2004-4 Class M2, 0.9503% 6/25/34 (g)	22,959	21,146
Series 2004-7 Class AF5, 5.868% 1/25/35	1,114,765	1,142,515
Fannie Mae Series 2004-T5 Class AB3, 0.9166% 5/28/35 (g)	6,234	5,819
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.9803% 3/25/34 (g)	2,141	1,915
Fremont Home Loan Trust Series 2005-A Class M4, 1.1753% 1/25/35 (g)	55,381	32,576
GE Business Loan Trust:
Series 2003-1 Class A, 0.5847% 4/15/31 (e)(g)	8,100	7,779
Series 2006-2A:
Class A, 0.3347% 11/15/34 (e)(g)	148,760	141,543
Class B, 0.4347% 11/15/34 (e)(g)	53,807	49,596
Class C, 0.5347% 11/15/34 (e)(g)	89,414	78,252
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (e)	3,334,000	3,369,377
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (e)	65,519	2,693
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.4753% 8/25/33 (g)	$ 33,243	$ 31,434
Series 2003-3 Class M1, 1.4453% 8/25/33 (g)	79,608	76,764
Series 2003-5 Class A2, 0.8553% 12/25/33 (g)	5,278	4,974
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3453% 1/25/37 (g)	231,000	147,970
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.282% 11/25/36 (g)	133,388	132,105
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5636% 12/27/29 (g)	35,960	35,799
Series 2006-A Class 2C, 1.3836% 3/27/42 (g)	406,000	69,442
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4553% 5/25/37 (g)	74,287	820
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9053% 7/25/34 (g)	14,789	11,444
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1303% 7/25/34 (g)	56,023	51,080
Series 2006-FM1 Class A2B, 0.262% 4/25/37 (g)	100,062	91,048
Series 2006-OPT1 Class A1A, 0.6753% 6/25/35 (g)	266,130	253,656
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8353% 8/25/34 (g)	9,173	8,443
Series 2004-NC8 Class M6, 2.0303% 9/25/34 (g)	16,985	14,624
Series 2005-NC1 Class M1, 0.8153% 1/25/35 (g)	59,772	56,271
Series 2005-NC2 Class B1, 1.9103% 3/25/35 (g)	39,160	1,148
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6653% 9/25/35 (g)	229,000	197,081
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 2.0303% 9/25/34 (g)	85,000	75,860
Class M4, 2.3303% 9/25/34 (g)	109,000	68,174
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9553% 4/25/33 (g)	815	757
Santander Drive Auto Receivables Trust:
Series 2013-5 Class D, 2.73% 10/15/19	3,940,000	3,968,139
Series 2014-1 Class D, 2.91% 4/15/20	3,859,000	3,871,654
Series 2014-4:
Class C, 2.6% 11/16/20	2,132,000	2,152,919
Class D, 3.1% 11/16/20	3,671,000	3,709,204
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1841% 6/15/33 (g)	135,446	130,827
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (e)	5,267,206	5,265,626
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0153% 9/25/34 (g)	4,618	4,112
Asset-Backed Securities - continued
	Principal Amount	Value
Truman Capital Mortgage Loan Trust:
Series 2014-NPL2 Class A1, 3.125% 6/25/54 (e)	$ 2,989,323	$ 2,985,390
Series 2014-NPL3 Class A1, 3.125% 4/25/53 (e)	4,228,611	4,222,849
Vericrest Opportunity Loan Trust Series 2014-NPL7 Class A1, 3.125% 8/27/57 (e)	14,737,000	14,718,328
TOTAL ASSET-BACKED SECURITIES (Cost $51,397,731)		51,932,946
Collateralized Mortgage Obligations - 0.0%

Private Sponsor - 0.0%
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5636% 10/25/34 (g)	86,580	86,656
Granite Master Issuer PLC floater:
Series 2006-4 Class M1, 0.495% 12/20/54 (g)	179,000	173,183
Series 2007-1:
Class 1M1, 0.455% 12/20/54 (g)	226,000	218,090
Class 2M1, 0.655% 12/20/54 (g)	290,000	282,025
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.4665% 8/25/36 (g)	182,767	155,829
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3653% 5/25/47 (g)	76,275	69,227
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3253% 2/25/37 (g)	137,862	126,521
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4453% 7/25/35 (g)	203,251	193,936
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5055% 6/10/35 (e)(g)	68,089	62,222
Class B6, 3.0055% 6/10/35 (e)(g)	90,313	83,619
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2054% 7/20/34 (g)	4,089	3,913
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5123% 4/25/33 (g)	27,085	27,021
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,269,252)		1,482,242
Commercial Mortgage Securities - 2.1%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2005-3 Class A4, 4.668% 7/10/43	2,332,000	2,354,786
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage Trust: - continued
sequential payer: - continued
Series 2006-2 Class AAB, 5.7124% 5/10/45 (g)	$ 55,267	$ 55,828
Series 2006-3 Class A4, 5.889% 7/10/44	2,882,454	3,048,801
Series 2006-4 Class A4, 5.634% 7/10/46	1,858,082	1,953,455
Series 2006-6 Class A3, 5.369% 10/10/45	554,000	563,847
Series 2005-3 Class A3B, 5.09% 7/10/43 (g)	860,000	873,132
Series 2006-6 Class E, 5.619% 10/10/45 (e)	160,000	19,896
Series 2007-2 Class A4, 5.6117% 4/10/49 (g)	5,385,000	5,816,150
Series 2007-3:
Class A3, 5.5632% 6/10/49 (g)	332,742	334,276
Class A4, 5.5632% 6/10/49 (g)	577,000	624,397
Bayview Commercial Asset Trust floater:
Series 2005-3A Class A2, 0.5553% 11/25/35 (e)(g)	57,065	51,359
Series 2005-4A:
Class A2, 0.5453% 1/25/36 (e)(g)	143,263	124,576
Class M1, 0.6053% 1/25/36 (e)(g)	46,241	27,183
Series 2006-4A Class A2, 0.4253% 12/25/36 (e)(g)	425,645	352,497
Series 2007-1 Class A2, 0.4253% 3/25/37 (e)(g)	91,622	75,046
Series 2007-2A:
Class A1, 0.4253% 7/25/37 (e)(g)	262,026	222,513
Class A2, 0.4753% 7/25/37 (e)(g)	245,326	193,424
Class M1, 0.5253% 7/25/37 (e)(g)	83,503	25,008
Class M4, 0.8053% 7/25/37 (e)(g)	1,815	2
Series 2007-3:
Class A2, 0.4453% 7/25/37 (e)(g)	89,165	74,339
Class M1, 0.4653% 7/25/37 (e)(g)	47,254	35,560
Class M2, 0.4953% 7/25/37 (e)(g)	50,541	29,001
Class M3, 0.5253% 7/25/37 (e)(g)	80,947	30,683
Class M4, 0.6553% 7/25/37 (e)(g)	127,790	41,588
Class M5, 0.7553% 7/25/37 (e)(g)	61,895	10,959
Bear Stearns Commercial Mortgage Securities Trust:
Series 2005-T20 Class A4B, 5.136% 10/12/42 (g)	700,000	720,880
Series 2006-T22 Class A4, 5.5572% 4/12/38 (g)	33,188	34,567
C-BASS Trust floater Series 2006-SC1 Class A, 0.422% 5/25/36 (e)(g)	66,928	63,777
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 2.8% 12/15/16 (e)(g)	1,598,000	1,598,000
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4, 5.7102% 12/10/49 (g)	3,500,000	3,828,993
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48	1,711,537	1,807,726
Commercial Mortgage Securities - continued
	Principal Amount	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer: - continued
Series 2007-CD4:
Class A3, 5.293% 12/11/49	$ 25,217	$ 25,376
Class A4, 5.322% 12/11/49	2,050,000	2,184,259
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (g)	310,000	296,916
COMM Mortgage Trust:
sequential payer:
Series 2012-CR3 Class A3, 2.822% 10/15/45	230,000	230,318
Series 2013-CR8 Class A4, 3.334% 6/10/46	500,000	514,522
Series 2013-CR12 Class A4, 4.046% 10/10/46	700,000	756,677
Series 2014-CR15 Class A2, 2.968% 2/10/47	1,270,000	1,319,775
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.7023% 6/15/39 (g)	4,541,125	4,883,648
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	251,000	272,817
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5047% 4/15/22 (e)(g)	988,000	976,170
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2005-C2 Class A4, 4.832% 4/15/37	390,250	390,833
Series 2006-C1 Class AM, 5.4627% 2/15/39 (g)	965,000	1,008,207
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class F, 0.4747% 2/15/22 (e)(g)	8,459	8,426
Series 2007-C1 Class B, 5.487% 2/15/40 (e)(g)	420,000	45,654
Freddie Mac sequential payer Series K029 Class A2, 3.32% 2/25/23 (g)	1,500,000	1,582,451
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	617,000	660,492
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	14,691,000	15,748,091
Series 2006-GG7 Class A4, 5.8188% 7/10/38 (g)	4,608,228	4,846,961
GS Mortgage Securities Corp. II Series 2006-GG6 Class A4, 5.5518% 4/10/38 (g)	2,879,000	2,973,316
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (e)	720,000	733,320
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	1,330,165	1,424,215
Series 2014-GC18, 2.924% 1/10/47	800,000	830,294
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Trust: - continued
Series 2014-GC22 Class A3, 3.516% 6/10/47	$ 800,000	$ 833,459
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (e)	760,000	773,768
Class DFX, 4.4065% 11/5/30 (e)	7,193,000	7,413,188
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C21 Class A3, 3.4353% 8/15/47 (e)	1,900,000	1,979,070
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class F, 0.4847% 11/15/18 (e)(g)	57,563	55,961
Class G, 0.5147% 11/15/18 (e)(g)	49,865	48,111
Series 2014-BXH:
Class C, 1.8047% 4/15/27 (e)(g)	1,239,000	1,236,966
Class D, 2.4047% 4/15/27 (e)(g)	2,642,000	2,631,326
sequential payer:
Series 2006-CB17:
Class A3, 5.45% 12/12/43	4,630	4,623
Class A4, 5.429% 12/12/43	2,540,000	2,690,127
Series 2007-CB18 Class A4, 5.44% 6/12/47	27,107,153	29,141,653
Series 2007-CB20 Class A4, 5.794% 2/12/51	10,000,000	10,922,920
Series 2007-LD11 Class A4, 5.7857% 6/15/49 (g)	44,825,239	48,512,698
Series 2007-LDPX Class A3, 5.42% 1/15/49	1,093,078	1,177,339
Series 2005-LDP4 Class AM, 4.999% 10/15/42 (g)	570,000	584,277
Series 2007-CB19:
Class B, 5.7027% 2/12/49 (g)	24,000	7,913
Class C, 5.7027% 2/12/49 (g)	62,000	12,935
Class D, 5.7027% 2/12/49 (g)	65,000	8,123
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (g)	16,510	496
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9033% 7/15/44 (g)	2,110,000	2,303,386
LB-UBS Commercial Mortgage Trust sequential payer:
Series 2006-C7 Class A2, 5.3% 11/15/38	143,134	146,322
Series 2007-C1 Class A4, 5.424% 2/15/40	1,930,059	2,078,583
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4135% 1/12/44 (e)(g)	241,000	233,544
Series 2006-C1 Class AM, 5.6732% 5/12/39 (g)	820,000	864,233
Series 2007-C1 Class A4, 5.8351% 6/12/50 (g)	7,022,000	7,693,029
Series 2008-C1 Class A4, 5.69% 2/12/51	560,320	615,829
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2743% 12/12/49 (g)	9,957	9,956
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (g)	$ 12,020,000	$ 12,755,828
Class ASB, 5.133% 12/12/49 (g)	75,312	76,987
Series 2007-5 Class A4, 5.378% 8/12/48	9,095,046	9,720,395
Series 2007-6 Class A4, 5.485% 3/12/51 (g)	2,446,000	2,645,726
Series 2007-7 Class A4, 5.7445% 6/12/50 (g)	1,504,000	1,636,474
Series 2006-1 Class AM, 5.5171% 2/12/39 (g)	970,000	1,013,328
Series 2007-6 Class B, 5.635% 3/12/51 (g)	277,000	86,228
Series 2007-7 Class B, 5.7445% 6/12/50 (g)	356,000	15,653
Series 2007-8 Class A3, 5.8821% 8/12/49 (g)	239,000	261,789
Morgan Stanley BAML Trust:
Series 2014-C14 Class A2, 3.077% 2/15/47	2,500,000	2,594,183
Series 2014-C17 Class A2, 3.119% 8/15/47	1,700,000	1,772,687
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.355% 7/15/19 (e)(g)	57,391	51,118
Series 2007-XLFA:
Class C, 0.315% 10/15/20 (e)(g)	159,000	157,324
Class D, 0.345% 10/15/20 (e)(g)	107,000	105,337
Class E, 0.405% 10/15/20 (e)(g)	134,000	131,247
sequential payer Series 2007-IQ15 Class A4, 5.9085% 6/11/49 (g)	20,522,487	22,491,476
Series 2006-T23 Class A3, 5.8051% 8/12/41 (g)	107,169	107,225
Series 2007-HQ12 Class A4, 5.5918% 4/12/49 (g)	1,466,000	1,527,101
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (g)	4,221,000	4,568,435
Class B, 5.7208% 4/15/49 (g)	68,000	6,319
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A Class G, 0.513% 9/15/21 (e)(g)	32,335	31,699
Series 2007-WHL8 Class F, 0.6347% 6/15/20 (e)(g)	686,000	644,926
sequential payer:
Series 2006-C28 Class A4, 5.572% 10/15/48	185,007	196,548
Series 2006-C29 Class A4, 5.308% 11/15/48	1,341,647	1,431,112
Series 2007-C30 Class A5, 5.342% 12/15/43	22,377,000	24,003,387
Series 2007-C31:
Class A4, 5.509% 4/15/47	48,090,000	51,453,896
Class A5, 5.5% 4/15/47	7,119,000	7,715,814
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer: - continued
Series 2007-C32 Class A3, 5.7164% 6/15/49 (g)	$ 10,201,294	$ 11,026,906
Series 2007-C33:
Class A4, 5.9413% 2/15/51 (g)	16,497,123	17,720,484
Class A5, 5.9413% 2/15/51 (g)	4,253,000	4,677,207
Series 2005-C19 Class B, 4.892% 5/15/44	277,000	280,495
Series 2005-C22:
Class B, 5.3645% 12/15/44 (g)	614,000	616,720
Class F, 5.3645% 12/15/44 (e)(g)	462,000	97,020
Series 2006-C27 Class A3, 5.77% 7/15/45 (g)	779,354	819,576
Series 2007-C31 Class C, 5.6724% 4/15/47 (g)	1,142,000	1,107,838
Series 2007-C31A Class A2, 5.421% 4/15/47	71,500	71,534
Series 2007-C32:
Class D, 5.7164% 6/15/49 (g)	208,000	144,742
Class E, 5.7164% 6/15/49 (g)	328,000	182,957
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2013-C11 Class A4, 3.037% 3/15/45	365,000	369,980
Series 2014-LC14 Class A2, 2.862% 3/15/47	800,000	828,313
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $378,801,763)		373,830,836
Municipal Securities - 0.4%

Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F2, 6.263% 4/1/49	500,000	695,840
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (g)	465,000	471,887
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	435,000	634,765
6.2% 3/1/19	1,340,000	1,567,827
7.3% 10/1/39	4,395,000	6,381,452
7.625% 3/1/40	6,375,000	9,661,504
Chicago Gen. Oblig.:
(Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	700,000	818,440
6.314% 1/1/44	17,735,000	18,488,738
Curators of the Univ. of Missouri Sys. Facilities Rev. Series 2010 A, 5.792% 11/1/41	200,000	263,970
District of Columbia Income Tax Rev. Series 2010 F, 5.582% 12/1/35	75,000	93,427
Municipal Securities - continued
	Principal Amount	Value
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2010 A, 5.522% 10/1/44	$ 150,000	$ 188,762
Houston Util. Sys. Rev. 3.828% 5/15/28	200,000	213,628
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	410,000	428,901
5.1% 6/1/33	17,215,000	16,955,570
Series 2010-1, 6.63% 2/1/35	2,195,000	2,436,713
Series 2010-3:
6.725% 4/1/35	2,510,000	2,800,005
7.35% 7/1/35	1,490,000	1,740,856
Series 2011:
5.365% 3/1/17	125,000	134,500
5.665% 3/1/18	1,935,000	2,130,996
5.877% 3/1/19	3,010,000	3,346,488
Series 2013:
1.84% 12/1/16	2,445,000	2,456,418
3.6% 12/1/19	2,105,000	2,123,335
Massachusetts Commonwealth Trans. Fund Rev. (Accelerated Bridge Prog.) Series 2010 A, 5.731% 6/1/40	150,000	192,992
New Jersey Tpk. Auth. Tpk. Rev. Series 2010 A, 7.102% 1/1/41	1,085,000	1,546,201
Ohio State Univ. Gen. Receipts Series 2010 C, 4.91% 6/1/40	75,000	88,793
Port Auth. of New York & New Jersey:
174th Series, 4.458% 10/1/62	500,000	506,265
Series 180, 4.96% 8/1/46	180,000	202,097
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2010 A, 4.839% 1/1/41	350,000	411,894
TOTAL MUNICIPAL SECURITIES (Cost $74,356,394)		76,982,264
Foreign Government and Government Agency Obligations - 0.2%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (e)	3,390,000	3,456,105
5.75% 9/26/23 (e)	3,103,000	3,296,938
Brazilian Federative Republic:
4.25% 1/7/25	3,710,000	3,756,375
8.25% 1/20/34	250,000	347,500
Chilean Republic 3.875% 8/5/20	800,000	863,000
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value
Israeli State 4% 6/30/22	$ 300,000	$ 329,625
Ukraine Government 1.844% 5/16/19	265,000	266,232
United Mexican States:
3.5% 1/21/21	15,204,000	15,690,528
4.75% 3/8/44	1,000,000	1,031,750
5.625% 1/15/17	4,610,000	5,029,510
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $33,238,812)		34,067,563
Bank Notes - 0.0%

Discover Bank (Delaware) 3.2% 8/9/21 (Cost $5,701,299)	5,716,000	5,759,390
Fixed-Income Funds - 71.3%
	Shares
High Yield Fixed-Income Funds - 1.9%
MainStay High Yield Corporate Bond Fund Class A	26,472,866	155,130,996
T. Rowe Price High Yield Fund Advisor Class	26,531,798	185,457,268
TOTAL HIGH YIELD FIXED-INCOME FUNDS		340,588,264
Intermediate-Term Bond Funds - 69.4%
BlackRock Strategic Income Opportunities Fund Investor A	45,024,767	463,755,096
DoubleLine Total Return Bond Fund	77,115,599	848,271,586
Fidelity GNMA Fund (d)	13,648,331	159,412,504
JPMorgan Core Bond Fund Class A	107,807,482	1,271,050,214
Metropolitan West Total Return Bond Fund Class M	169,846,314	1,856,420,216
PIMCO Credit Absolute Return Fund Institutional Class	12,029,038	129,312,158
PIMCO Mortgage Opportunities Fund Institutional Class	25,292,602	282,265,438
PIMCO Total Return Fund Administrative Class	313,767,577	3,460,856,356
Prudential Total Return Bond Fund	7,042,692	102,471,164
Spartan U.S. Bond Index Fund Investor Class (d)	26,320,344	309,527,244
Templeton Global Bond Fund Class A	20,749,353	274,098,954
Voya Intermediate Bond Fund	38,882,391	393,489,801
Westcore Plus Bond Fund	24,826,260	273,833,645
Fixed-Income Funds - continued
	Shares	Value
Intermediate-Term Bond Funds - continued
Western Asset Core Bond Fund	58,929,171	$ 726,007,387
Western Asset Core Plus Bond Fund (a)	157,392,867	1,836,774,757
TOTAL INTERMEDIATE-TERM BOND FUNDS		12,387,546,520
TOTAL FIXED-INCOME FUNDS (Cost $12,486,990,829)		12,728,134,784
Short-Term Funds - 2.7%

Short-Term Funds - 2.7%
Prudential Short-Term Corporate Bond Fund, Inc. Class A (Cost $492,657,503)	43,222,616	486,686,651
Money Market Funds - 1.1%

Fidelity Cash Central Fund, 0.11% (b)	135,234,758	135,234,758
SSgA U.S. Treasury Money Market Fund, 0% (c)	54,918,441	54,918,441
TOTAL MONEY MARKET FUNDS (Cost $190,153,199)		190,153,199
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $17,718,945,372)		18,047,704,964
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(187,927,209)
NET ASSETS - 100%		$ 17,859,777,755
TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 10/1/29	$ (3,000,000)	$ (3,113,789)
3% 10/1/29	(2,000,000)	(2,075,859)
3% 10/1/29	(1,000,000)	(1,037,930)
3% 11/1/29	(1,000,000)	(1,042,539)
3% 11/1/29	(2,000,000)	(2,085,078)
3% 12/1/44	(25,800,000)	(26,082,188)
3% 12/1/44	(6,500,000)	(6,571,094)
TOTAL TBA SALE COMMITMENTS (Proceeds $41,524,539)		$ (42,008,477)
Swaps
Credit Default Swaps
Underlying Reference	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/ (Paid)	Notional Amount	Value	Upfront Premium Received/ (Paid)	Unrealized Appreciation/(Depreciation)
Buy Protection
Deutsche Bank AG	Dec. 2018	Credit Suisse International	(1%)	$ 2,000,000	$ (37,106)	$ (83,616)	$ (120,722)
Deutsche Bank AG	Mar. 2019	JPMorgan Chase Bank, N.A.	(1%)	1,655,634	(29,837)	(82,070)	(111,907)
National Australia Bank Ltd	Dec. 2018	Credit Suisse International	(1%)	2,000,000	(35,994)	(138,786)	(174,780)
National Australia Bank Ltd	Dec. 2018	Credit Suisse International	(1%)	2,000,000	(35,994)	(119,251)	(155,245)
Societe Generale	Dec. 2017	Credit Suisse International	(3%)	1,764,000	(142,526)	16,700	(125,826)
Societe Generale	Dec. 2017	Credit Suisse International	(3%)	1,765,000	(142,607)	44,175	(98,432)
UFJ Finance Aruba AEC	Mar. 2018	Credit Suisse International	(1%)	1,500,000	(27,036)	(22,116)	(49,152)
UFJ Finance Aruba AEC	Mar. 2018	Credit Suisse International	(1%)	1,765,000	(31,812)	(58,718)	(90,530)
TOTAL CREDIT DEFAULT SWAPS					$ (482,912)	$ (443,682)	$ (926,594)
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Affiliated Fund

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $181,202,497 or 1.0% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 194,663
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity GNMA Fund	$ 333,276,914	$ -	$ 179,387,343	$ 4,584,226	$ 159,412,504
Spartan U.S. Bond Index Fund Investor Class	278,320,078	206,804,857	183,777,846	7,588,927	309,527,244
Total	$ 611,596,992	$ 206,804,857	$ 363,165,189	$ 12,173,153	$ 468,939,748
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,619,210,108	$ -	$ 1,619,210,108	$ -
U.S. Government and Government Agency Obligations	1,314,621,777	-	1,314,621,777	-
U.S. Government Agency - Mortgage Securities	1,164,843,204	-	1,164,843,204	-
Asset-Backed Securities	51,932,946	-	51,931,798	1,148
Collateralized Mortgage Obligations	1,482,242	-	1,336,401	145,841
Commercial Mortgage Securities	373,830,836	-	373,682,698	148,138
Municipal Securities	76,982,264	-	76,982,264	-
Foreign Government and Government Agency Obligations	34,067,563	-	34,067,563	-
Bank Notes	5,759,390	-	5,759,390	-
Fixed-Income Funds	12,728,134,784	12,728,134,784	-	-
Short-Term Funds	486,686,651	486,686,651	-	-
Money Market Funds	190,153,199	190,153,199	-	-
Total Investments in Securities:	$ 18,047,704,964	$ 13,404,974,634	$ 4,642,435,203	$ 295,127
Derivative Instruments:
Liabilities
Swaps	$ (482,912)	$ -	$ (482,912)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (42,008,477)	$ -	$ (42,008,477)	$ -
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $17,723,523,128. Net unrealized appreciation aggregated $324,181,836, of which $414,571,961 related to appreciated investment securities and $90,390,125 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Core Income
Multi-Manager Fund

November 30, 2014

1.941274.102

ACF-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 10.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.2%
Automobiles - 0.5%
General Motors Co.:
3.5% 10/2/18	$ 20,000	$ 20,500
6.25% 10/2/43	7,000	8,138
General Motors Financial Co., Inc.:
2.625% 7/10/17	20,000	20,228
3% 9/25/17	31,000	31,637
3.25% 5/15/18	10,000	10,163
3.5% 7/10/19	10,000	10,213
4.25% 5/15/23	10,000	10,224
4.375% 9/25/21	55,000	56,994
4.75% 8/15/17	15,000	15,878
		183,975
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	9,000	9,471
Media - 0.7%
COX Communications, Inc. 3.25% 12/15/22 (c)	4,000	3,907
Discovery Communications LLC 3.25% 4/1/23	2,000	1,949
NBCUniversal, Inc. 5.15% 4/30/20	100,000	114,624
Time Warner Cable, Inc.:
4% 9/1/21	118,000	125,793
5.85% 5/1/17	4,000	4,400
8.25% 4/1/19	17,000	21,023
Viacom, Inc. 4.25% 9/1/23	22,000	22,926
		294,622
TOTAL CONSUMER DISCRETIONARY		488,068
CONSUMER STAPLES - 0.4%
Beverages - 0.0%
Heineken NV 2.75% 4/1/23 (c)	5,000	4,835
Food & Staples Retailing - 0.1%
CVS Health Corp. 4% 12/5/23	8,000	8,455
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17	3,000	3,022
2.7% 11/18/19	6,000	6,068
3.3% 11/18/21	7,000	7,114
3.8% 11/18/24	6,000	6,128
		30,787
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - 0.0%
ConAgra Foods, Inc.:
1.9% 1/25/18	$ 4,000	$ 3,984
3.2% 1/25/23	3,000	2,946
		6,930
Tobacco - 0.3%
Altria Group, Inc.:
2.85% 8/9/22	7,000	6,804
4% 1/31/24	6,000	6,246
4.75% 5/5/21	20,000	22,174
5.375% 1/31/44	10,000	11,153
9.7% 11/10/18	2,000	2,568
Reynolds American, Inc.:
3.25% 11/1/22	50,000	49,078
4.75% 11/1/42	8,000	7,749
6.15% 9/15/43	4,000	4,634
		110,406
TOTAL CONSUMER STAPLES		152,958
ENERGY - 1.1%
Energy Equipment & Services - 0.2%
DCP Midstream LLC 4.75% 9/30/21 (c)	100,000	106,947
Oil, Gas & Consumable Fuels - 0.9%
BP Capital Markets PLC:
3.535% 11/4/24	11,000	10,992
4.5% 10/1/20	4,000	4,358
DCP Midstream Operating LP:
2.5% 12/1/17	5,000	5,107
2.7% 4/1/19	2,000	1,994
3.875% 3/15/23	18,000	17,725
5.6% 4/1/44	10,000	10,655
Enable Midstream Partners LP:
2.4% 5/15/19 (c)	3,000	2,959
3.9% 5/15/24 (c)	3,000	2,990
Enterprise Products Operating LP:
2.55% 10/15/19	2,000	2,003
3.75% 2/15/25	7,000	7,115
Kinder Morgan Holding Co. LLC:
3.05% 12/1/19	8,000	8,043
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Kinder Morgan Holding Co. LLC: - continued
4.3% 6/1/25	$ 20,000	$ 20,126
Petrobras Global Finance BV:
4.375% 5/20/23	45,000	41,560
5.625% 5/20/43	10,000	8,661
7.25% 3/17/44	36,000	37,466
Petroleos Mexicanos:
5.5% 6/27/44	120,000	123,600
6.5% 6/2/41	15,000	17,363
Spectra Energy Partners, LP 2.95% 9/25/18	2,000	2,062
The Williams Companies, Inc.:
3.7% 1/15/23	3,000	2,824
4.55% 6/24/24	34,000	33,626
Western Gas Partners LP 5.375% 6/1/21	2,000	2,233
Williams Partners LP 4.3% 3/4/24	8,000	8,250
		371,712
TOTAL ENERGY		478,659
FINANCIALS - 5.9%
Banks - 1.6%
Bank of America Corp.:
2.6% 1/15/19	21,000	21,294
3.3% 1/11/23	69,000	69,053
4.1% 7/24/23	10,000	10,540
4.125% 1/22/24	100,000	104,897
4.25% 10/22/26	11,000	11,067
Citigroup, Inc.:
1.85% 11/24/17	21,000	21,077
4.05% 7/30/22	4,000	4,161
5.3% 5/6/44	21,000	22,442
5.5% 9/13/25	4,000	4,471
6.125% 5/15/18	31,000	35,255
Credit Suisse AG 6% 2/15/18	2,000	2,244
JPMorgan Chase & Co.:
2.35% 1/28/19	4,000	4,050
3.25% 9/23/22	22,000	22,267
3.875% 9/10/24	26,000	26,269
4.25% 10/15/20	4,000	4,341
4.35% 8/15/21	4,000	4,350
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
JPMorgan Chase & Co.: - continued
4.5% 1/24/22	$ 100,000	$ 109,752
4.625% 5/10/21	4,000	4,418
4.95% 3/25/20	4,000	4,468
Marshall & Ilsley Bank 5% 1/17/17	1,000	1,068
Regions Financial Corp. 2% 5/15/18	10,000	9,945
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	100,000	101,966
6% 12/19/23	35,000	38,015
6.1% 6/10/23	13,000	14,148
6.125% 12/15/22	29,000	31,710
		683,268
Capital Markets - 1.5%
Affiliated Managers Group, Inc. 4.25% 2/15/24	4,000	4,198
Goldman Sachs Group, Inc.:
1.748% 9/15/17	30,000	30,073
2.625% 1/31/19	24,000	24,307
2.9% 7/19/18	29,000	29,835
5.75% 1/24/22	8,000	9,263
6.75% 10/1/37	190,000	235,286
Lazard Group LLC 4.25% 11/14/20	5,000	5,322
Morgan Stanley:
2.125% 4/25/18	15,000	15,069
2.375% 7/23/19	20,000	19,968
3.7% 10/23/24	18,000	18,278
3.75% 2/25/23	36,000	37,030
4.875% 11/1/22	147,000	158,552
5% 11/24/25	13,000	13,962
		601,143
Consumer Finance - 0.1%
Discover Financial Services 3.95% 11/6/24	7,000	7,043
General Electric Capital Corp.:
4.625% 1/7/21	9,000	10,067
4.65% 10/17/21	4,000	4,485
Hyundai Capital America:
1.625% 10/2/15 (c)	3,000	3,019
1.875% 8/9/16 (c)	3,000	3,036
2.125% 10/2/17 (c)	4,000	4,041
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Synchrony Financial:
1.875% 8/15/17	$ 3,000	$ 3,014
3% 8/15/19	4,000	4,061
3.75% 8/15/21	6,000	6,153
4.25% 8/15/24	6,000	6,129
		51,048
Insurance - 0.4%
American International Group, Inc.:
2.3% 7/16/19	5,000	5,046
5.6% 10/18/16	9,000	9,742
Hartford Financial Services Group, Inc. 5.125% 4/15/22	2,000	2,252
MetLife, Inc. 4.368% 9/15/23	8,000	8,653
Pacific LifeCorp:
5.125% 1/30/43 (c)	11,000	11,603
6% 2/10/20 (c)	2,000	2,291
Prudential Financial, Inc. 4.5% 11/16/21	100,000	109,277
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (c)	13,000	13,895
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (c)	3,000	3,020
4.125% 11/1/24 (c)	4,000	4,062
		169,841
Real Estate Investment Trusts - 1.0%
Alexandria Real Estate Equities, Inc. 2.75% 1/15/20	2,000	1,995
American Campus Communities Operating Partnership LP 3.75% 4/15/23	3,000	2,991
AvalonBay Communities, Inc.:
3.625% 10/1/20	5,000	5,235
4.2% 12/15/23	20,000	21,185
Boston Properties, Inc. 3.85% 2/1/23	25,000	25,926
Camden Property Trust:
2.95% 12/15/22	4,000	3,908
4.25% 1/15/24	8,000	8,446
DDR Corp.:
4.75% 4/15/18	132,000	143,082
9.625% 3/15/16	3,000	3,324
Duke Realty LP:
3.625% 4/15/23	5,000	5,021
3.75% 12/1/24	4,000	4,012
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
3.875% 10/15/22	$ 8,000	$ 8,230
5.95% 2/15/17	100,000	109,541
Equity One, Inc. 3.75% 11/15/22	20,000	20,088
Government Properties Income Trust 3.75% 8/15/19	10,000	10,216
Health Care REIT, Inc.:
2.25% 3/15/18	5,000	5,060
4.7% 9/15/17	2,000	2,167
Highwoods/Forsyth LP 3.2% 6/15/21	6,000	5,979
Lexington Corporate Properties Trust 4.4% 6/15/24	4,000	4,101
Omega Healthcare Investors, Inc.:
4.5% 1/15/25 (c)	3,000	3,012
4.95% 4/1/24	3,000	3,074
Retail Opportunity Investments Partnership LP:
4% 12/15/24 (d)	2,000	2,004
5% 12/15/23	2,000	2,166
Weingarten Realty Investors 3.375% 10/15/22	2,000	1,993
WP Carey, Inc. 4.6% 4/1/24	20,000	21,009
		423,765
Real Estate Management & Development - 1.3%
BioMed Realty LP:
2.625% 5/1/19	6,000	6,013
4.25% 7/15/22	4,000	4,137
Brandywine Operating Partnership LP:
3.95% 2/15/23	10,000	10,072
4.1% 10/1/24	10,000	10,052
4.55% 10/1/29	10,000	10,113
4.95% 4/15/18	11,000	11,894
ERP Operating LP:
2.375% 7/1/19	7,000	7,034
4.625% 12/15/21	275,000	303,249
Essex Portfolio LP 3.875% 5/1/24	7,000	7,169
Liberty Property LP:
3.375% 6/15/23	25,000	24,565
5.5% 12/15/16	100,000	108,124
Mack-Cali Realty LP:
2.5% 12/15/17	9,000	9,108
3.15% 5/15/23	12,000	10,980
Mid-America Apartments LP 4.3% 10/15/23	2,000	2,105
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP:
3.75% 12/1/24	$ 7,000	$ 7,043
3.875% 12/1/23	4,000	4,093
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	3,000	3,203
		538,954
TOTAL FINANCIALS		2,468,019
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Express Scripts Holding Co. 4.75% 11/15/21	2,000	2,210
UnitedHealth Group, Inc.:
2.75% 2/15/23	2,000	1,963
2.875% 3/15/23	13,000	12,915
WellPoint, Inc. 3.3% 1/15/23	21,000	20,974
		38,062
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	3,000	3,165
Pharmaceuticals - 0.0%
AbbVie, Inc. 1.75% 11/6/17	10,000	10,053
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	3,000	2,990
Zoetis, Inc. 3.25% 2/1/23	4,000	3,906
		16,949
TOTAL HEALTH CARE		58,176
INDUSTRIALS - 0.0%
Trading Companies & Distributors - 0.0%
Air Lease Corp.:
2.125% 1/15/18	5,000	4,938
3.875% 4/1/21	9,000	9,034
4.25% 9/15/24	9,000	9,011
		22,983
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 2.375% 12/17/18	2,000	2,032
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - 0.2%
Metals & Mining - 0.2%
Alcoa, Inc. 5.125% 10/1/24	$ 6,000	$ 6,323
Barrick Gold Corp.:
3.85% 4/1/22	6,000	5,863
4.1% 5/1/23	66,000	64,556
Freeport-McMoRan, Inc. 3.875% 3/15/23	5,000	4,918
		81,660
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
AT&T, Inc. 5.55% 8/15/41	48,000	53,627
CenturyLink, Inc.:
5.15% 6/15/17	2,000	2,105
6% 4/1/17	2,000	2,155
6.15% 9/15/19	2,000	2,170
Embarq Corp. 7.082% 6/1/16	6,000	6,475
Verizon Communications, Inc.:
3.45% 3/15/21	28,000	28,998
4.5% 9/15/20	103,000	112,737
5.012% 8/21/54 (c)	74,000	77,055
6.55% 9/15/43	76,000	98,165
		383,487
UTILITIES - 0.5%
Electric Utilities - 0.2%
American Electric Power Co., Inc. 2.95% 12/15/22	4,000	3,951
American Transmission Systems, Inc. 5% 9/1/44 (c)	4,000	4,181
Cleveland Electric Illuminating Co. 5.7% 4/1/17	3,000	3,259
Duke Energy Corp. 2.1% 6/15/18	5,000	5,078
FirstEnergy Corp.:
2.75% 3/15/18	13,000	13,134
4.25% 3/15/23	30,000	30,494
7.375% 11/15/31	1,000	1,213
PPL Capital Funding, Inc. 3.4% 6/1/23	6,000	6,016
		67,326
Multi-Utilities - 0.3%
Dominion Resources, Inc. 2.5331% 9/30/66 (e)	5,000	4,698
NiSource Finance Corp. 4.45% 12/1/21	100,000	108,910
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Puget Energy, Inc.:
6% 9/1/21	$ 13,000	$ 15,240
6.5% 12/15/20	4,000	4,743
		133,591
TOTAL UTILITIES		200,917
TOTAL NONCONVERTIBLE BONDS (Cost $4,177,251)		4,336,959
U.S. Treasury Obligations - 6.2%

U.S. Treasury Bonds 3.125% 8/15/44	374,000	389,252
U.S. Treasury Notes:
0.375% 10/31/16	180,000	179,733
0.875% 10/15/17	1,191,000	1,191,930
0.875% 11/15/17	760,000	760,059
1% 9/15/17	79,000	79,395
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,579,586)		2,600,369
U.S. Government Agency - Mortgage Securities - 6.2%

Fannie Mae - 4.0%
2.5% 1/1/28	100,198	102,460
3% 7/1/43 to 9/1/43	385,784	390,471
3.5% 4/1/43	198,214	206,901
3.5% 12/1/44 (d)	100,000	104,234
4% 3/1/42 to 8/1/42	381,592	408,268
4.5% 3/1/41 to 1/1/42	141,012	153,393
5.5% 5/1/27 to 9/1/41	300,000	335,811
TOTAL FANNIE MAE		1,701,538
Freddie Mac - 1.2%
3% 2/1/43	89,063	90,428
3.5% 4/1/43 to 8/1/43	191,776	199,755
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
4% 2/1/41	$ 97,841	$ 104,594
4.5% 3/1/41 to 4/1/41	97,699	106,198
TOTAL FREDDIE MAC		500,975
Ginnie Mae - 1.0%
3.5% 4/20/42 to 8/20/43	180,116	189,446
4% 11/20/40	82,418	88,860
5% 10/15/33	117,939	131,092
TOTAL GINNIE MAE		409,398
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,574,587)		2,611,911
Asset-Backed Securities - 0.2%

Capital Auto Receivables Asset Trust Series 2014-2 Class D, 2.81% 8/20/19	4,000	4,017
Santander Drive Auto Receivables Trust:
Series 2013-5 Class D, 2.73% 10/15/19	11,000	11,079
Series 2014-1 Class D, 2.91% 4/15/20	11,000	11,036
Series 2014-4:
Class C, 2.6% 11/16/20	6,000	6,059
Class D, 3.1% 11/16/20	10,000	10,104
Vericrest Opportunity Loan Trust Series 2014-NPL7 Class A1, 3.125% 8/27/57 (c)	41,000	40,948
TOTAL ASSET-BACKED SECURITIES (Cost $83,132)		83,243
Commercial Mortgage Securities - 2.0%

GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	98,500	105,443
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	120,000	128,635
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	6,572	7,037
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	10,000	10,591
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer: - continued
Series 2007-CB18 Class A4, 5.44% 6/12/47	$ 67,514	$ 72,582
Series 2007-LD11 Class A4, 5.7857% 6/15/49 (e)	240,000	259,743
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9033% 7/15/44 (e)	10,000	10,917
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2006-4 Class A3, 5.172% 12/12/49 (e)	25,000	26,530
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	170,000	182,356
Series 2007-C31 Class A4, 5.509% 4/15/47	10,000	10,700
Series 2007-C33 Class A4, 5.9413% 2/15/51 (e)	23,935	25,710
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $858,005)		840,244
Municipal Securities - 0.3%

Chicago Gen. Oblig. 6.314% 1/1/44	35,000	36,488
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	55,000	54,171
Series 2010-1, 6.63% 2/1/35	5,000	5,551
Series 2010-3, 6.725% 4/1/35	5,000	5,578
Series 2011, 5.877% 3/1/19	5,000	5,559
Series 2013:
1.84% 12/1/16	5,000	5,023
3.6% 12/1/19	5,000	5,044
TOTAL MUNICIPAL SECURITIES (Cost $116,140)		117,414
Foreign Government and Government Agency Obligations - 0.1%

United Mexican States 3.5% 1/21/21 (Cost $35,063)	35,000	36,120
Fixed-Income Funds - 71.1%
	Shares
Intermediate-Term Bond Funds - 71.1%
DoubleLine Total Return Bond Fund Class I	203,486	2,240,377
Fidelity GNMA Fund (b)	88,393	1,032,435
JPMorgan Core Bond Fund Select Class	306,982	3,619,313
Fixed-Income Funds - continued
	Shares	Value
Intermediate-Term Bond Funds - continued
Metropolitan West Total Return Bond Fund Class I	417,627	$ 4,564,661
PIMCO Total Return Fund Institutional Class	751,817	8,292,536
Prudential Total Return Bond Fund	130,634	1,894,191
Western Asset Core Bond Fund Class I	217,659	2,681,556
Western Asset Core Plus Bond Fund Class I	479,754	5,598,731
TOTAL FIXED-INCOME FUNDS (Cost $29,868,443)		29,923,800
Short-Term Funds - 3.6%

Short-Term Funds - 3.6%
Prudential Short-Term Corporate Bond Fund Class Z (Cost $1,546,996)	134,903	1,523,057
Money Market Funds - 0.2%

SSgA U.S. Treasury Money Market Fund, 0% (a) (Cost $107,277)	107,277	107,277
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $41,946,480)		42,180,394
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(68,848)
NET ASSETS - 100%		$ 42,111,546
TBA Sale Commitments
	Principal Amount
Ginnie Mae
3.5% 12/1/44 (Proceeds $104,344)	$ (100,000)	$ (105,047)
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $291,801 or 0.7% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity GNMA Fund	$ 1,027,394	$ 5,909	$ 22,331	$ 16,770	$ 1,032,435
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 4,336,959	$ -	$ 4,336,959	$ -
U.S. Government and Government Agency Obligations	2,600,369	-	2,600,369	-
U.S. Government Agency - Mortgage Securities	2,611,911	-	2,611,911	-
Asset-Backed Securities	83,243	-	83,243	-
Commercial Mortgage Securities	840,244	-	840,244	-
Municipal Securities	117,414	-	117,414	-
Foreign Government and Government Agency Obligations	36,120	-	36,120	-
Fixed-Income Funds	29,923,800	29,923,800	-	-
Short-Term Funds	1,523,057	1,523,057	-	-
Money Market Funds	107,277	107,277	-	-
Total Investments in Securities:	$ 42,180,394	$ 31,554,134	$ 10,626,260	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (105,047)	$ -	$ (105,047)	$ -
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $41,960,278. Net unrealized appreciation aggregated $220,116, of which $563,882 related to appreciated investment securities and $343,766 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Emerging Markets Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

November 30, 2014

1.918362.104

SAE-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 15.8%
	Shares	Value
CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.3%
ATLASBX Co. Ltd.	1,967	$ 66,345
Bharat Forge Ltd.	21,969	340,783
CEAT Ltd.	83,546	1,220,153
Dayou Smart Aluminium Co. Ltd. (a)	31,056	38,357
Dongah Tire & Rubber Co. Ltd.	3,340	57,003
Ege Endustri Ve Ticaret A/S	1,463	108,668
Exide Industries Ltd.	48,730	130,069
FIEM Industries Ltd. (a)	6,200	78,469
Gabriel India Ltd. (a)	101,598	145,105
Gmb Korea Corp.	7,110	39,724
INZI Controls Co. Ltd.	1,468	6,461
Kyung Chang Industrial Co. Ltd.	5,742	48,225
Mahindra Compagnie Automotive Ltd. (a)	20,826	76,060
Motherson Sumi Systems Ltd.	8,847	60,881
MRF Ltd.	3,296	1,777,207
NVH Korea, Inc.	9,129	32,144
Sejong Industrial Co. Ltd.	3,620	49,263
Seoyeon Co. Ltd.	10,757	154,116
Sewon Precision Industries Co. Ltd. (a)	1,724	41,347
Sungwoo Hitech Co. Ltd.	32,043	410,151
Yoo Sung Enterprise	16,600	88,272
		4,968,803
Automobiles - 0.8%
DRB-Hicom Bhd	100,100	53,564
Hero Motocorp Ltd.	13,059	660,696
Hyundai Motor Co.	5,957	957,803
Kia Motors Corp.	81,449	4,075,084
Maruti Suzuki India Ltd. (a)	22,608	1,224,569
Qingling Motors Co. Ltd. (H Shares)	90,000	29,941
Tata Motors Ltd. (a)	200,045	1,704,129
Tata Motors Ltd. sponsored ADR	61,045	2,787,315
Tvs Motor Co. Ltd.	413,512	1,523,500
		13,016,601
Diversified Consumer Services - 0.2%
Kroton Educacional SA	316,400	2,188,173
Kukbo Design Co. Ltd.	3,024	41,695
		2,229,868
Hotels, Restaurants & Leisure - 0.0%
Shanghai Jin Jiang International Hotel Co. Ltd. (H Shares)	272,000	101,361
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - 0.1%
Ability Enterprise Co. Ltd.	61,000	$ 30,273
Kang Yong Electric PCL NVDR	5,000	40,496
LG Electronics, Inc.	12,515	714,963
Tatung Co. Ltd. (a)	415,000	106,781
Vestel Elektonik Sanayi ve Ticaret A/S (a)	74,277	218,678
Vestel White Goods A/S	93,806	422,283
		1,533,474
Internet & Catalog Retail - 0.0%
Vipshop Holdings Ltd. ADR (a)	28,067	641,612
Media - 0.1%
ABS CBN Broadcasting Corp. (depositary receipt)	190,800	199,779
Eros International Media Ltd. (a)	38,528	210,198
Hyundai HCN	238,894	986,021
Megacable Holdings S.A.B. de CV unit	56,222	230,893
		1,626,891
Multiline Retail - 0.0%
Future Retail Ltd. (a)	37,634	50,574
Future Retail Ltd. rights	23,521	0
Magazine Luiza SA	67,600	207,491
		258,065
Specialty Retail - 0.1%
GOME Electrical Appliances Holdings Ltd.	874,000	128,476
Mr Price Group Ltd.	6,164	131,453
Pc Jeweller Ltd. (a)	62,305	241,518
Super Group Ltd. (a)	38,982	115,453
Via Varejo SA unit (a)	67,900	597,799
		1,214,699
Textiles, Apparel & Luxury Goods - 0.1%
361 Degrees International Ltd.	22,000	6,581
Aksa Akrilik Kimya Sanayii	84,245	283,294
China Great Star International Ltd. (a)	66,524	148,491
Fuguiniao Co. Ltd.	24,800	30,443
Fulgent Sun International Holding Co. Ltd.	46,000	67,977
Huvis Corp.	45,710	492,706
KPR Mill Ltd.	13,876	72,458
LG Fashion Corp.	5,889	169,273
Luthai Textile JSC Ltd. (B Shares)	92,400	123,077
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Trident Ltd.	112,718	$ 49,918
Weiqiao Textile Co. Ltd. (H Shares)	514,500	307,164
		1,751,382
TOTAL CONSUMER DISCRETIONARY		27,342,756
CONSUMER STAPLES - 0.6%
Beverages - 0.0%
Hitejinro Holdings Co. Ltd.	5,900	67,041
Pepsi-Cola Products Philippines, Inc. (a)	2,298,100	218,657
		285,698
Food & Staples Retailing - 0.0%
Bgf Retail (a)	963	63,146
Grupo Comercial Chedraui S.A.B. de CV	17,420	56,954
		120,100
Food Products - 0.5%
Chaoda Modern Agriculture ADR (a)	1,109	1,386
Dae Han Flour Mills Co. Ltd.	266	41,336
GFPT PCL NVDR	115,800	70,871
Gruma S.A.B. de CV Series B	352,856	3,875,367
Heritage Foods (India) Ltd.	6,058	37,579
Industrias Bachoco SA de CV Series B	49,399	232,909
JBS SA	376,600	1,744,142
KRBL Ltd.	106,886	166,746
Marfrig Global Foods SA (a)	193,100	488,414
Pinar Entegre Et ve Un Sanayi AS	923	3,677
PT Indofood Sukses Makmur Tbk	641,900	352,403
Sao Martinho SA (a)	5,800	90,117
Thai Union Frozen Products PCL NVDR	203,400	537,260
		7,642,207
Personal Products - 0.1%
AMOREPACIFIC Corp.	56	125,755
AMOREPACIFIC Group, Inc.	307	320,435
China King-highway Holdings Ltd. (a)	157,740	507,957
Marico Ltd.	51,128	265,585
		1,219,732
TOTAL CONSUMER STAPLES		9,267,737
Common Stocks - continued
	Shares	Value
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Bangchak Petroleum PCL:
(For. Reg.)	520,100	$ 562,185
NVDR	128,600	139,006
Bharat Petroleum Corp. Ltd. (a)	22,135	265,524
Gazprom OAO sponsored ADR (Reg. S)	789,594	4,615,177
GPN Capital SA sponsored:
ADR	11,350	184,551
ADR	3,664	59,674
Great Eastern Shipping Co. Ltd.	55,484	355,906
Hindustan Petroleum Corp. Ltd. (a)	33,225	318,604
Indian Oil Corp. Ltd. (a)	19,684	115,475
Ipek Dogal Enerji Kaynaklari Ve Uretim AS (a)	124,732	90,963
Polish Oil & Gas Co. SA	284,715	411,190
PT Adaro Energy Tbk	7,335,100	649,124
PT Delta Dunia Petroindo Tbk (a)	4,021,100	60,956
PT Energi Mega Persada Tbk (a)	11,847,200	99,018
PT Tambang Batubara Bukit Asam Tbk	91,500	98,593
PTT PCL NVDR	65,900	768,507
Sasol Ltd.	110,514	4,603,028
Siamgas & Petrochemicals PCL NVDR	98,200	30,199
SK Gas Co. Ltd.	867	84,498
Surgutneftegas sponsored ADR	29,740	175,020
		13,687,198
FINANCIALS - 4.0%
Banks - 2.5%
Agricultural Bank of China Ltd. (H Shares)	3,918,000	1,859,159
Banco do Brasil SA	343,200	3,946,973
Bangkok Bank PCL	55,800	343,202
Bank of China Ltd. (H Shares)	12,709,000	6,555,043
Canara Bank Ltd.	35,755	236,968
China CITIC Bank Corp. Ltd. (H Shares)	4,342,000	3,230,501
China Construction Bank Corp. (H Shares)	8,641,000	6,551,572
China Merchants Bank Co. Ltd. (H Shares)	88,500	183,271
First Financial Holding Co. Ltd.	252,000	149,755
Grupo Financiero Inbursa S.A.B. de CV Series O	733,407	1,950,340
Hong Leong Credit Bhd	10,300	53,898
Krung Thai Bank PCL:
(For. Reg.)	985,300	717,018
NVDR	3,229,800	2,350,376
Kyongnam Bank (a)	13,943	159,684
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
National Bank of Greece SA sponsored ADR (a)	103,966	$ 242,241
Oriental Bank of Commerce (a)	31,495	154,589
PT Bank Bukopin Tbk	834,000	52,620
PT Bank PAN Indonesia Tbk (a)	784,500	75,853
PT Bank Rakyat Indonesia Tbk	3,032,100	2,863,402
Sinopac Holdings Co.	592,392	243,430
State Bank of Bikaner & Jaipur (a)	6,949	68,501
State Bank of India	251,370	1,298,671
Syndicate Bank (a)	53,629	112,241
Thanachart Capital PCL:
(For. Reg.)	797,900	813,874
NVDR	333,700	340,381
Turk Ekonomi Bankasi A/S (a)	52,449	58,083
Turkiye Is Bankasi A/S Series C	1,203,804	3,338,180
Union Bank of India	155,785	539,025
		38,488,851
Capital Markets - 0.0%
Chinyang Holdings Co. Ltd.	15,630	63,319
Grupo Financiero Interacciones SA de CV	62,091	464,115
Is Yatirim Menkul Degerler A/S	16,577	8,656
Peregrine Holdings Ltd.	25,515	55,985
		592,075
Consumer Finance - 0.0%
Krungthai Card PCL NVDR	205,800	424,540
Diversified Financial Services - 0.6%
FirstRand Ltd.	1,101,742	4,944,272
Fubon Financial Holding Co. Ltd.	2,831,000	4,537,015
Meritz Financial Holdings Co.	4,270	35,709
		9,516,996
Insurance - 0.7%
Liberty Holdings Ltd.	202,698	2,402,048
LIG Insurance Co. Ltd.	10,820	253,667
MMI Holdings Ltd.	1,071,872	3,053,573
MNRB Holdings Bhd	36,000	45,233
Porto Seguro SA	314,100	3,838,078
Powszechny Zaklad Ubezpieczen SA	4,329	617,482
Sanlam Ltd.	60,048	396,895
		10,606,976
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.0%
Akfen Gayrimenkul Yatirim Ortakligi A/S (a)	100,437	$ 70,985
FII BTG Pactual Corporate Office Fund	2,530	104,973
Kiler Gayrimenkul Yatirim Ortakligi AS (a)	57,339	29,684
		205,642
Real Estate Management & Development - 0.2%
Dongwon Development Co. Ltd.	3,311	89,223
KSL Holdings Bhd (a)	71,400	95,833
LBS Bina Group Bhd	401,900	197,237
Preuksa Real Estate PCL NVDR	134,300	128,810
PT Agung Podomoro Land Tbk	15,189,500	449,312
PT Lippo Cikarang Tbk (a)	475,500	395,471
PT Pakuwon Jati Tbk	2,698,800	113,887
Radium Life Tech Co. Ltd.	263,160	159,714
Sunway Bhd	63,500	63,641
United Development Co.	38,435	273,401
Vista Land & Lifescapes, Inc.	3,054,300	427,764
		2,394,293
Thrifts & Mortgage Finance - 0.0%
Malaysia Building Society Bhd	99,000	75,220
TOTAL FINANCIALS		62,304,593
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.0%
Faber Group Bhd	109,500	84,816
Fortis Healthcare Ltd. (a)	29,915	51,309
Thai Nakarin Hospital PCL NVDR	39,000	23,037
		159,162
Life Sciences Tools & Services - 0.0%
Dishman Pharmaceuticals and Chemicals Ltd.	136,365	303,922
Pharmaceuticals - 0.2%
Ajanta Pharma Ltd.	4,649	176,540
Alembic Pharmaceuticals Ltd. (a)	113,407	767,106
Aurobindo Pharma Ltd.	25,282	443,319
Dong Wha Pharm Co. Ltd.	10,710	55,701
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Lupin Ltd.	19,480	$ 469,604
Strides Arcolab Ltd.	20,536	278,642
		2,190,912
TOTAL HEALTH CARE		2,653,996
INDUSTRIALS - 0.8%
Air Freight & Logistics - 0.0%
Guangdong Yueyun Transportation Co. Ltd.	79,000	65,093
SG&G Corp. (a)	12,620	42,510
Sinotrans Ltd. (H Shares)	172,000	129,744
Transport Corp. of India Ltd.	15,756	72,828
		310,175
Airlines - 0.2%
Avianca Holding SA sponsored ADR	70,877	910,769
Cebu Air, Inc.	110,750	190,808
Grupo Aeromexico S.A.B. de CV (a)	165,296	249,485
Turk Hava Yollari AO (a)	396,087	1,642,190
		2,993,252
Building Products - 0.1%
Ege Seramik Sanayi ve Ticaret A/S	36,353	61,532
Sintex Industries Ltd. (a)	78,840	118,685
Trakya Cam Sanayii A/S	654,857	937,447
		1,117,664
Commercial Services & Supplies - 0.0%
Blue Label Telecoms Ltd.	139,444	119,994
China Stationery Ltd. (a)	102,400	2,725
KTCS Corp.	21,960	60,853
KTIS Corp.	15,400	49,730
		233,302
Construction & Engineering - 0.1%
Apex Science & Engineering Corp.	100,100	32,749
Da Cin Construction Co. Ltd.	25,000	16,121
Muhibbah Engineering (M) Bhd	178,000	122,087
Murray & Roberts Holdings Ltd.	128,238	232,744
Protasco Bhd	95,600	46,069
PT Petrosea Tbk	285,200	24,187
PT Surya Semesta Internusa Tbk	1,027,500	80,405
Sungdo Engineering & Constuction Co. Ltd.	6,557	30,215
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Syntec Construction PCL NVDR	991,200	$ 93,559
Te Chang Construction Co. Ltd.	53,550	43,841
United Integration Services Co. Ltd.	184,000	169,252
		891,229
Electrical Equipment - 0.1%
Amara Raja Batteries Ltd. (a)	9,810	117,867
Audix Corp.	40,800	49,782
Chicony Power Technology Co. Ltd.	38,000	52,611
DONGYANG E&P, Inc.	21,665	193,827
Finolex Cables Ltd.	43,975	186,086
Havells India Ltd.	32,525	167,017
Korea Electric Terminal Co. Ltd.	3,990	215,757
		982,947
Industrial Conglomerates - 0.1%
Berjaya Group Bhd	378,200	51,992
Cahya Mata Sarawak Bhd	291,300	398,734
CJ Corp.	9,674	1,407,721
Daesang Holdings Co. Ltd.	4,590	68,441
Hong Leong Industries Bhd	43,400	57,995
Mannai Corp. (a)	9,621	283,526
PJ Development Holdings Bhd	105,700	49,686
San Miguel Corp.	76,920	132,694
		2,450,789
Machinery - 0.1%
Elecon Engineering Co. Ltd.	48,942	40,752
Fitters Diversified Bhd	204,300	44,393
Fitters Diversified Bhd warrants 10/12/19 (a)	81,720	6,161
George Kent (MALAYSIA) Bhd	131,066	51,148
Kepler Weber SA	5,600	98,889
PT United Tractors Tbk	158,000	237,246
Shanghai Shangling Electric Appliances Co. Ltd. (B Shares)	290,300	606,146
Shenmao Technology, Inc.	38,000	37,897
Sinotruk Hong Kong Ltd.	90,000	49,205
		1,171,837
Marine - 0.0%
Korea Line Corp. (a)	2,447	56,819
MISC Bhd	56,100	121,239
Wan Hai Lines Ltd.	162,000	139,798
		317,856
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.0%
Barloworld Ltd.	6,880	$ 64,956
Transportation Infrastructure - 0.1%
Bangkok Expressway PCL (For.Reg.)	42,500	50,792
Grupo Aeroportuario del Pacifico SA de CV Series B	65,967	450,701
OHL Mexico S.A.B. de CV (a)	189,538	433,880
Sebang Co. Ltd.	60	1,048
Shenzhen Expressway Co. (H Shares)	218,000	150,388
Westports Holdings Bhd	152,000	149,641
		1,236,450
TOTAL INDUSTRIALS		11,770,457
INFORMATION TECHNOLOGY - 3.7%
Communications Equipment - 0.0%
Mobase Co. Ltd.	3,616	32,643
Electronic Equipment & Components - 1.0%
AU Optronics Corp.	995,000	459,196
Chimei Materials Technology Corp.	198,450	194,776
Coretronic Corp.	74,250	102,096
Daou Data Corp.	16,465	96,724
Delta Electronics PCL NVDR	186,000	423,339
Hana Microelectronics PCL NVDR	53,700	67,038
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,856,064	5,690,980
Hon Hai Precision Industry Co. Ltd. (Foxconn) GDR (Reg. S)	294,443	1,854,991
Innolux Corp.	4,751,039	2,222,658
INTOPS Co. Ltd.	21,141	272,504
INZI Display Co. Ltd.	263,472	447,293
KCE Electronics PCL NVDR	51,500	61,156
LG Display Co. Ltd. (a)	141,190	4,311,825
Sam Young Electronics Co. Ltd.	4,410	46,347
Taiwan Union Technology Corp.	63,000	52,076
V.S. Industry Bhd	75,900	57,220
		16,360,219
Internet Software & Services - 0.2%
Daou Technology, Inc.	6,760	71,348
KT Hitel Co. Ltd. (a)	6,511	51,759
NetEase, Inc. sponsored ADR	21,485	2,270,320
YY, Inc. ADR (a)	12,804	978,866
		3,372,293
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 0.6%
Advanced Information Technology PCL NVDR	117,100	$ 133,706
CSU Cardsystem SA	20,600	25,212
Firstsource Solutions Ltd. (a)	283,099	159,502
HCL Technologies Ltd.	134,564	3,595,764
Infosys Ltd. sponsored ADR	5,714	399,066
MFEC PCL NVDR	205,100	52,145
Nice Information & Telecom, Inc.	4,823	112,855
Sonata Software Ltd.	23,455	51,408
Wipro Ltd.	256,001	2,414,062
Wipro Ltd. sponsored ADR	99,203	1,279,719
WNS Holdings Ltd. sponsored ADR (a)	21,951	448,459
		8,671,898
Semiconductors & Semiconductor Equipment - 0.9%
Advanced Semiconductor Engineering, Inc. sponsored ADR	419,714	2,593,833
Ampoc Far-East Co. Ltd.	55,000	48,679
Chen Full International Co. Ltd.	61,000	63,631
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	15,719	327,584
ChipMOS TECHNOLOGIES, Inc.	41,000	53,136
Integrated Service Technology, Inc.	25,000	54,685
KC Tech Co. Ltd.	8,217	59,047
Siliconware Precision Industries Co. Ltd.	77,000	110,623
SK Hynix, Inc. (a)	103,145	4,451,816
Taiwan Semiconductor Co. Ltd.	53,000	45,653
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	263,111	6,175,215
Walton Advanced Engineering, Inc.	122,000	53,990
Zeus Co. Ltd.	9,879	181,912
		14,219,804
Software - 0.1%
Asseco Poland SA	20,623	329,708
Geometric Ltd.	43,110	90,988
Nucleus Software Exports Ltd.	49,385	166,390
RS Software (India) Ltd.	22,755	211,529
Sasken Communication Technologies Ltd.	10,905	42,631
		841,246
Technology Hardware, Storage & Peripherals - 0.9%
Bematech Industria e Comercio de Equipamentos Eletronicos SA	38,900	125,898
Elitegroup Computer Systems Co. Ltd.	185,981	151,968
Pegatron Corp.	1,738,000	3,944,542
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Qisda Corp. (a)	180,000	$ 79,372
Samsung Electronics Co. Ltd.	8,910	10,300,347
		14,602,127
TOTAL INFORMATION TECHNOLOGY		58,100,230
MATERIALS - 1.1%
Chemicals - 0.3%
Bagfas Bandirma Gubre Fabrikalari A/S (a)	3,383	20,864
Boryszew SA (a)	55,719	104,148
Chambal Fertilizers & Chemicals Ltd.	51,059	54,211
Coromandel International Ltd. (a)	12,437	62,235
GHCL Ltd. (a)	73,563	98,443
Gubre Fabrikalari TAS	49,869	116,063
Gujarat Alkalies and Chemicals Ltd. (a)	20,208	62,531
Hanwha Corp.	25,480	679,754
Kunsul Chemical Industrial Co. Ltd.	2,980	108,409
PTT Global Chemical PCL NVDR	1,015,700	1,987,021
Shinkong Synthetic Fiber Co.	153,000	51,507
Soda Sanayii AS	45,060	91,483
Tae Kyung Industrial Co. Ltd.	11,580	64,595
Taekwang Industrial Co. Ltd.	168	179,577
UPL Ltd.	123,100	684,263
		4,365,104
Construction Materials - 0.1%
Akcansa Cimento A/S	8,566	55,528
Cimsa Cimento Sanayi Ve Ticaret A/S	74,357	527,200
Eternit SA	123,800	162,578
Eugene Corp.	15,479	40,182
Hanil Cement Co. Ltd.	437	52,207
Huaxin Cement Co. Ltd. (B Shares)	69,920	76,912
		914,607
Containers & Packaging - 0.0%
Bio Pappel S.A.B. de CV (a)	112,330	209,668
Mpact Ltd.	120,835	396,064
Uflex Ltd. (a)	90,869	245,760
		851,492
Metals & Mining - 0.7%
Ahmednagar Forgings Ltd. (a)	46,609	297,478
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Dongil Industries Co. Ltd.	1,940	$ 109,784
Eregli Demir ve Celik Fabrikalari T.A.S.	1,858,038	3,772,284
Grupo Mexico SA de CV Series B	201,071	653,642
Grupo Simec SA de CV (a)	200,428	745,186
Hindustan Zinc Ltd.	34,278	89,841
Husteel Co. Ltd.	12,640	205,504
Kalyani Steels Ltd. (a)	18,943	48,553
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	243,824	233,792
KISCO Corp.	3,180	94,262
KISWIRE Ltd.	1,630	81,406
Kumkang Kind Co. Ltd.	970	45,482
Magnitogorsk Iron & Steel Works OJSC sponsored GDR (Reg. S) (a)	21,788	70,048
National Aluminium Co. Ltd.	301,871	294,059
Prakash Industries Ltd. (a)	177,926	163,311
Press Metal Bhd	115,600	115,856
PT International Nickel Indonesia Tbk	454,600	148,442
Sarda Energy & Minerals Ltd. (a)	11,741	36,416
Sibanye Gold Ltd.	150,729	266,650
Sibanye Gold Ltd. ADR	86,442	593,857
Ternium SA sponsored ADR	147,876	2,969,350
		11,035,203
Paper & Forest Products - 0.0%
Asia Holdings Co. Ltd.	204	26,845
Asia Paper Manufacturing Co. Ltd.	5,850	134,784
Fibria Celulose SA (a)	5,100	60,099
Long Chen Paper Co. Ltd.	5,981	2,798
Mondi Ltd.	3,296	55,951
PT Indah Kiat Pulp & Paper Tbk	633,400	60,984
Sappi Ltd. (a)	93,170	347,450
Tamil Nadu Newsprint & Papers Ltd. (a)	40,447	88,033
WTK Holdings Bhd	124,500	44,537
		821,481
TOTAL MATERIALS		17,987,887
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.8%
Axtel S.A.B. de CV unit (a)	1,211,141	329,041
China Telecom Corp. Ltd. (H Shares)	4,246,000	2,573,250
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
China Unicom Ltd.	3,100,000	$ 4,699,195
LG Telecom Ltd.	19,233	187,444
Netia Holdings SA	71,680	120,136
PT Telkomunikasi Indonesia Tbk:
Series B	5,267,500	1,221,177
sponsored ADR	29,732	1,370,645
Telekom Malaysia Bhd	381,600	798,737
Telekomunikacja Polska SA	65,986	186,086
Telkom SA Ltd. (a)	220,817	1,369,994
TIME dotCom Bhd (a)	38,200	55,902
		12,911,607
Wireless Telecommunication Services - 1.0%
America Movil S.A.B. de CV:
Series L	123,018	145,710
Series L sponsored ADR	290,405	6,885,503
Bharti Infratel Ltd.	23,687	114,285
China Mobile Ltd.	510,000	6,295,517
Sistema JSFC sponsored GDR	16,839	96,993
TIM Participacoes SA	332,900	1,616,773
Total Access Communication PCL NVDR	164,200	494,962
		15,649,743
TOTAL TELECOMMUNICATION SERVICES		28,561,350
UTILITIES - 1.0%
Electric Utilities - 0.7%
Ceske Energeticke Zavody A/S	8,770	244,251
ENEA SA	81,824	435,241
Energa SA	23,218	162,001
Enersis SA sponsored ADR	155,805	2,614,408
Light SA	16,200	130,919
Odas Elektrik Uretim Ve Sanayi (a)	18,879	48,783
Polska Grupa Energetyczna SA	177,407	1,020,638
Tauron Polska Energia SA	428,174	659,091
Tenaga Nasional Bhd	1,389,000	5,855,769
		11,171,101
Gas Utilities - 0.1%
Busan City Gas Co. Ltd.	116	4,366
Daesung Energy Co. Ltd.	22,060	133,159
E1 Corp.	2,117	136,914
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - continued
KyungDong City Gas Co. Ltd.	1,354	$ 129,528
Samchully Co. Ltd.	2,665	326,757
		730,724
Independent Power Producers & Energy Traders - 0.2%
Benpres Holdings Corp.	149,800	22,945
Datang International Power Generation Co. Ltd. (H Shares)	436,000	245,119
Guangdong Electric Power Development Co. Ltd. (B Shares)	649,700	449,037
Huadian Power International Corp. Ltd. (H Shares)	1,234,000	1,008,808
Huaneng Power International, Inc. (H Shares)	1,388,000	1,629,233
		3,355,142
Multi-Utilities - 0.0%
YTL Corp. Bhd	244,900	114,395
TOTAL UTILITIES		15,371,362
TOTAL COMMON STOCKS (Cost $221,314,764)		247,047,566
Nonconvertible Preferred Stocks - 0.7%

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	44,100	1,857,347
FINANCIALS - 0.2%
Banks - 0.2%
Banco ABC Brasil SA	8,800	48,243
Banco Bradesco SA (PN)	225,000	3,488,907
Itau Unibanco Holding SA	10,340	156,157
		3,693,307
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Embraer SA sponsored ADR	46,939	1,733,457
MATERIALS - 0.1%
Chemicals - 0.0%
Braskem SA (PN-A)	11,500	86,413
Nonconvertible Preferred Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.1%
Metalurgica Gerdau SA (PN)	143,600	$ 711,361
TOTAL MATERIALS		797,774
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA sponsored ADR	11,068	227,558
Wireless Telecommunication Services - 0.0%
TIM Participacoes SA sponsored ADR	10,811	263,248
TOTAL TELECOMMUNICATION SERVICES		490,806
UTILITIES - 0.2%
Electric Utilities - 0.1%
Companhia Energetica de Minas Gerais (CEMIG):
(PN)	210,441	1,152,037
(PN) sponsored (non-vtg.)	128,801	710,982
Companhia Energetica do Ceara	5,338	75,534
Companhia Paranaense de Energia-Copel (PN-B)	10,200	141,480
		2,080,033
Independent Power and Renewable Electricity Producers - 0.1%
Companhia Energetica de Sao Paulo Series B	103,800	1,041,307
Water Utilities - 0.0%
Companhia de Saneamento do Parana	8,000	19,831
TOTAL UTILITIES		3,141,171
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $14,175,167)		11,713,862
Equity Funds - 81.5%

Sector Funds - 0.0%
RS Global Natural Resources Fund Class A	68	1,963
Emerging Markets Funds - 81.5%
Aberdeen Emerging Markets Institutional Fund	13,660,967	203,275,191
Fidelity Emerging Markets Fund (c)	6,336,340	161,640,041
GMO Emerging Markets Fund Class IV	20,706,500	221,145,407
Invesco Developing Markets Fund Class A	1,957,877	65,490,985
Lazard Emerging Markets Equity Portfolio Institutional Class	11,255,756	216,223,079
Equity Funds - continued
	Shares	Value
Emerging Markets Funds - continued
Oppenheimer Developing Markets Fund Class I	2,620,908	$ 100,983,569
Parametric Emerging Markets Fund Investor Class	5,299,910	80,346,641
SPDR S&P China ETF	200,400	16,184,304
T. Rowe Price Emerging Markets Stock Fund	3,802,237	131,405,312
Templeton Frontier Markets Fund - Class A	542,361	8,981,497
Thornburg Developing World Fund - Class I	3,194,546	62,070,020
Wasatch Frontier Emerging Small Countries Fund	3,068,171	9,787,465
TOTAL EMERGING MARKETS FUNDS		1,277,533,511
TOTAL EQUITY FUNDS (Cost $1,305,306,160)		1,277,535,474
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0% to 0.03% 12/4/14 to 2/26/15 (d) (Cost $1,199,970)	$ 1,200,000	1,199,987
Money Market Funds - 1.9%
	Shares
SSgA U.S. Treasury Money Market Fund, 0% (b) (Cost $30,282,580)	30,282,580	30,282,580
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,572,278,641)		1,567,779,469
NET OTHER ASSETS (LIABILITIES) - 0.0%		(286,837)
NET ASSETS - 100%		$ 1,567,492,632
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
527 NYSE E-mini MSCI EAFE Index Contracts (United States)	Dec. 2014	$ 26,305,205	$ (990,393)
The face value of futures purchased as a percentage of net assets is 1.7%
Security Type Abbreviations
ETF - Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,199,987.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Emerging Markets Fund	$ 157,050,066	$ -	$ 7,509,872	$ -	$ 161,640,041
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 27,342,756	$ 24,209,027	$ 3,133,729	$ -
Consumer Staples	11,125,084	11,125,084	-	-
Energy	13,687,198	9,084,170	4,603,028	-
Financials	65,997,900	60,907,986	5,089,914	-
Health Care	2,653,996	1,905,750	748,246	-
Industrials	13,503,914	12,961,863	542,051	-
Information Technology	58,100,230	38,046,282	20,053,948	-
Materials	18,785,661	18,464,706	320,955	-
Telecommunication Services	29,052,156	16,836,267	12,215,889	-
Utilities	18,512,533	16,883,300	1,629,233	-
Equity Funds	1,277,535,474	1,277,535,474	-	-
U.S. Treasury Obligations	1,199,987	-	1,199,987	-
Money Market Funds	30,282,580	30,282,580	-	-
Total Investments in Securities:	$ 1,567,779,469	$ 1,518,242,489	$ 49,536,980	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (990,393)	$ (990,393)	$ -	$ -
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $1,573,450,600. Net unrealized depreciation aggregated $5,671,131, of which $78,919,195 related to appreciated investment securities and $84,590,326 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Emerging Markets Fund of Funds

November 30, 2014

1.938038.102

RMF-QTLY-0115

Strategic Advisers Emerging Markets Fund of Funds

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 100.0%
	Shares	Value
Emerging Markets Funds - 100.0%
Aberdeen Emerging Markets Fund Institutional Class	112,582	$ 1,675,217
Acadian Emerging Markets Portfolio Institutional Class	103,995	2,008,151
Fidelity Emerging Markets Fund (b)	50,962	1,300,038
GMO Emerging Markets Fund - Class IV	137,030	1,463,480
iShares MSCI Emerging Markets Index ETF	6,657	276,266
Lazard Emerging Markets Equity Portfolio Institutional Class	90,977	1,747,670
Oppenheimer Developing Markets Fund Class Y	18,322	704,468
Parametric Emerging Markets Fund Institutional Class	40,234	613,162
SPDR S&P China ETF	1,452	117,264
T. Rowe Price Emerging Markets Stock Fund	39,151	1,353,064
Templeton Frontier Markets Fund - Advisor Class	60	994
Thornburg Developing World Fund - Class I	39,915	775,555
Wasatch Frontier Emerging Small Countries Fund	677	2,159
TOTAL EQUITY FUNDS (Cost $11,592,534)		12,037,488
Money Market Funds - 0.1%

SSgA U.S. Treasury Money Market Fund, 0% (a) (Cost $13,761)	13,761	13,761
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $11,606,295)		12,051,249
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(14,099)
NET ASSETS - 100%		$ 12,037,150
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Emerging Markets Fund	$ 1,127,009	$ 162,550	$ 77,254	$ -	$ 1,300,038
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $11,624,218. Net unrealized appreciation aggregated $427,031, of which $570,570 related to appreciated investment securities and $143,539 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Income Opportunities Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

November 30, 2014

1.912885.104

SRQ-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 100.0%
	Shares	Value
High Yield Fixed-Income Funds - 100.0%
BlackRock High Yield Bond Portfolio Investor A Class	56,204,993	$ 461,442,995
Eaton Vance Income Fund of Boston - Class A	55,272,520	329,424,219
Fidelity Advisor High Income Advantage Fund Institutional Class (a)	23,751,517	241,552,923
Fidelity Advisor High Income Fund Institutional Class (a)	6,566,116	54,170,456
Fidelity Capital & Income Fund (a)	69,785,310	700,644,513
Fidelity High Income Fund (a)	41,112,839	377,826,987
Hotchkis and Wiley High Yield Fund A	29,379,875	372,830,611
Janus High-Yield Fund Class T	52,889,028	474,414,584
MainStay High Yield Corporate Bond Fund Class A	31,854,428	186,666,950
T. Rowe Price High Yield Fund Advisor Class	103,181,918	721,241,606
Third Avenue Focused Credit Fund Investor Class	25,715,729	270,529,470
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,997,383,847)		4,190,745,314
NET OTHER ASSETS (LIABILITIES) - 0.0%		2,068,527
NET ASSETS - 100%		$ 4,192,813,841
Legend
(a) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor High Income Advantage Fund Institutional Class	$ 174,465,293	$ 72,195,778	$ 3,430,847	$ 7,266,697	$ 241,552,923
Fidelity Advisor High Income Fund Institutional Class	58,907,168	-	2,874,557	2,256,862	54,170,456
Fidelity Capital & Income Fund	696,697,404	46,037,815	38,174,220	13,338,451	700,644,513
Fidelity High Income Fund	453,206,526	17,231,076	79,666,009	15,332,324	377,826,987
Total	$ 1,383,276,391	$ 135,464,669	$ 124,145,633	$ 38,194,334	$ 1,374,194,879
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $3,999,731,823. Net unrealized appreciation aggregated $191,013,491, of which $234,856,119 related to appreciated investment securities and $43,842,628 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Income Opportunities
Fund of Funds

November 30, 2014

1.941264.102

ODF-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 100.2%
	Shares	Value
High Yield Fixed-Income Funds - 100.2%
BlackRock High Yield Bond Fund Institutional Class	97,938	$ 804,072
Eaton Vance Income Fund of Boston Class I	96,518	575,246
Fidelity Advisor High Income Advantage Fund Institutional Class (a)	53,527	544,372
Fidelity Advisor High Income Fund Institutional Class (a)	12,719	104,933
Fidelity Capital & Income Fund (a)	115,795	1,162,583
Fidelity High Income Fund (a)	68,739	631,707
Hotchkis & Wiley High Yield Fund I	58,076	741,634
Janus High-Yield Fund Class I Shares	84,838	760,994
MainStay High Yield Corporate Bond Fund Class I	68,160	400,099
T. Rowe Price High Yield Fund	185,022	1,297,004
Third Avenue Focused Credit Fund Institutional Class	44,671	469,496
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $7,578,563)		7,492,140
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(12,586)
NET ASSETS - 100%		$ 7,479,554
Legend
(a) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor High Income Advantage Fund Institutional Class	$ 341,810	$ 254,333	$ 48,498	$ 14,970	$ 544,372
Fidelity Advisor High Income Fund Institutional Class	46,397	60,663	-	2,220	104,933
Fidelity Capital & Income Fund	903,707	654,483	387,071	20,706	1,162,583
Fidelity High Income Fund	642,756	384,524	371,925	24,885	631,707
Total	$ 1,934,670	$ 1,354,003	$ 807,494	$ 62,781	$ 2,443,595
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $7,592,428. Net unrealized depreciation aggregated $100,288, of which $57,106 related to appreciated investment securities and $157,394 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® International Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

November 30, 2014

1.912869.104

SIT-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 25.0%
	Shares	Value
CONSUMER DISCRETIONARY - 2.9%
Auto Components - 0.3%
Aisin Seiki Co. Ltd.	155,200	$ 5,549,627
Autoliv, Inc.	157,047	15,541,371
Compagnie Plastic Omnium	49,571	1,295,037
Continental AG	42,261	8,891,365
DENSO Corp.	647,300	30,223,509
Michelin CGDE Series B	44,600	4,101,110
Valeo SA	40,095	4,933,264
		70,535,283
Automobiles - 0.6%
Bayerische Motoren Werke AG (BMW)	59,411	6,792,770
Brilliance China Automotive Holdings Ltd.	786,000	1,339,856
Daimler AG (Germany)	247,526	20,867,905
Fuji Heavy Industries Ltd.	383,800	13,959,890
Hero Motocorp Ltd.	55,050	2,785,153
Honda Motor Co. Ltd.	743,100	22,469,876
Hyundai Motor Co.	171,470	27,570,000
Mahindra & Mahindra Ltd. (a)	76,126	1,619,865
Maruti Suzuki India Ltd. (a)	40,015	2,167,425
Tata Motors Ltd. (a)	571,945	4,872,243
Toyota Motor Corp.	499,300	30,696,736
		135,141,719
Distributors - 0.0%
Inchcape PLC	442,400	4,965,042
Diversified Consumer Services - 0.0%
Kroton Educacional SA	536,400	3,709,659
Hotels, Restaurants & Leisure - 0.7%
Carnival PLC	642,686	28,286,017
Compass Group PLC	3,500,975	59,606,900
InterContinental Hotel Group PLC	78,201	3,307,198
Kangwon Land, Inc.	108,055	3,173,863
MGM China Holdings Ltd.	2,043,200	6,178,143
Sands China Ltd.	1,583,600	9,484,958
SJM Holdings Ltd.	2,326,000	4,618,858
TUI AG	120,700	2,060,659
Whitbread PLC	366,820	26,282,264
Yum! Brands, Inc.	178,735	13,807,279
		156,806,139
Household Durables - 0.2%
Coway Co. Ltd.	20,524	1,592,837
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Nikon Corp.	1,883,400	$ 26,843,388
Sony Corp.	264,800	5,801,658
Techtronic Industries Co. Ltd.	553,000	1,768,402
		36,006,285
Internet & Catalog Retail - 0.0%
Start Today Co. Ltd.	75,700	1,634,327
Vipshop Holdings Ltd. ADR (a)	140,491	3,211,624
		4,845,951
Leisure Products - 0.0%
Sankyo Co. Ltd. (Gunma)	117,900	3,793,775
Yamaha Corp.	287,200	4,279,634
		8,073,409
Media - 0.6%
Fuji Media Holdings, Inc.	536,800	6,936,370
ITV PLC	2,846,135	9,522,610
Nippon Television Network Corp.	550,100	8,146,197
ProSiebenSat.1 Media AG	273,817	11,695,411
realestate.com.au Ltd.	39,987	1,545,413
Reed Elsevier NV	2,976,214	73,164,288
Reed Elsevier PLC	293,332	5,099,594
Sky PLC (a)	396,400	5,770,728
Telenet Group Holding NV (a)	49,578	2,833,948
UBM PLC	677,473	5,031,802
UBM PLC rights 12/11/14 (a)	541,968	1,515,332
Wolters Kluwer NV	38,600	1,131,053
WPP PLC	945,770	19,775,406
		152,168,152
Multiline Retail - 0.1%
Dollarama, Inc.	35,030	1,652,399
Lojas Renner SA	163,310	4,847,651
Next PLC	67,391	7,131,686
Ryohin Keikaku Co. Ltd.	60,900	7,135,737
		20,767,473
Specialty Retail - 0.3%
Esprit Holdings Ltd.	10,323,700	13,471,628
Fielmann AG	21,724	1,466,520
H&M Hennes & Mauritz AB (B Shares)	118,906	5,093,317
Kingfisher PLC	4,589,019	22,389,001
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Nitori Holdings Co. Ltd.	130,100	$ 7,211,035
USS Co. Ltd.	970,300	14,000,959
		63,632,460
Textiles, Apparel & Luxury Goods - 0.1%
Gildan Activewear, Inc.	43,800	2,558,288
Global Brands Group Holding Ltd. (a)	19,838,000	4,425,356
Hermes International SCA	4,327	1,448,675
Li & Fung Ltd.	4,846,000	5,386,354
LVMH Moet Hennessy - Louis Vuitton SA	88,928	15,978,452
		29,797,125
TOTAL CONSUMER DISCRETIONARY		686,448,697
CONSUMER STAPLES - 2.9%
Beverages - 0.4%
Asahi Group Holdings	92,900	2,897,378
Carlsberg A/S Series B	72,300	6,440,146
Davide Campari-Milano SpA	289,400	2,022,382
Embotelladoras Arca S.A.B. de CV	197,809	1,276,692
Heineken Holding NV	76,700	5,244,540
Heineken NV (Bearer)	334,747	26,327,253
ITO EN Ltd.	145,800	2,725,268
Pernod Ricard SA	397,559	47,115,997
		94,049,656
Food & Staples Retailing - 0.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	120,966	4,285,381
Lawson, Inc.	64,900	4,001,752
Metro AG (a)	187,200	6,354,112
Sundrug Co. Ltd.	196,100	7,953,683
Tsuruha Holdings, Inc.	36,200	2,043,044
		24,637,972
Food Products - 1.0%
Danone SA	1,166,302	82,205,188
M. Dias Branco SA	199,525	7,631,998
Nestle SA	1,435,532	107,685,521
Saputo, Inc.	130,566	3,778,250
Toyo Suisan Kaisha Ltd.	222,000	7,517,500
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Unilever NV (Certificaten Van Aandelen) (Bearer)	412,994	$ 16,811,797
Unilever PLC	378,142	15,940,084
		241,570,338
Household Products - 0.4%
Colgate-Palmolive Co.	332,492	23,138,118
Hindustan Unilever Ltd.	128,928	1,629,164
Reckitt Benckiser Group PLC	837,475	68,742,544
Svenska Cellulosa AB (SCA) (B Shares)	315,500	7,442,644
		100,952,470
Personal Products - 0.3%
Kao Corp.	1,220,900	45,209,758
Kobayashi Pharmaceutical Co. Ltd.	171,500	9,924,651
Kose Corp.	195,100	6,853,110
L'Oreal SA	88,056	15,022,472
		77,009,991
Tobacco - 0.7%
British American Tobacco PLC (United Kingdom)	1,331,090	78,703,587
Imperial Tobacco Group PLC	140,600	6,500,669
Japan Tobacco, Inc.	1,423,100	45,582,595
KT&G Corp.	367,402	31,978,706
		162,765,557
TOTAL CONSUMER STAPLES		700,985,984
ENERGY - 1.4%
Energy Equipment & Services - 0.3%
Noble Corp.	216,300	3,891,237
Petrofac Ltd.	483,257	6,227,491
Technip SA	587,885	38,231,593
Tecnicas Reunidas SA	239,083	11,296,935
		59,647,256
Oil, Gas & Consumable Fuels - 1.1%
BG Group PLC	2,348,243	32,980,578
BP PLC sponsored ADR	119,200	4,686,944
Cairn Energy PLC (a)	2,131,694	5,410,772
Canadian Natural Resources Ltd.	199,460	6,650,992
Cenovus Energy, Inc.	180,190	3,986,714
CNOOC Ltd.	13,266,000	19,169,161
Dragon Oil PLC	257,539	2,013,391
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enbridge, Inc.	201,705	$ 9,288,837
Eni SpA	338,600	6,741,076
Galp Energia SGPS SA Class B	369,758	4,505,801
Genel Energy PLC (a)	140,189	1,439,762
Imperial Oil Ltd.	354,700	15,540,420
INPEX Corp.	1,078,200	11,420,937
Oil Search Ltd. ADR	569,080	3,859,314
Peyto Exploration & Development Corp.	66,997	2,010,789
Reliance Industries Ltd. GDR (d)	189,195	6,025,861
Repsol YPF SA	330,293	7,413,186
Royal Dutch Shell PLC Class A (United Kingdom)	2,073,256	68,987,596
Suncor Energy, Inc.	291,400	9,214,713
Total SA	720,862	40,225,708
		261,572,552
TOTAL ENERGY		321,219,808
FINANCIALS - 5.7%
Banks - 2.8%
Australia & New Zealand Banking Group Ltd.	294,385	7,995,711
Axis Bank Ltd. (a)	535,148	4,213,928
Banco Bilbao Vizcaya Argentaria SA	427,376	4,589,827
Bank of Ireland (a)	16,065,599	6,587,926
Bankinter SA	565,361	5,066,508
Barclays PLC	10,399,249	39,683,932
BNP Paribas SA	1,033,517	66,261,134
Chiba Bank Ltd.	703,000	4,672,257
China Merchants Bank Co. Ltd. (H Shares)	721,500	1,494,122
Credicorp Ltd. (United States)	24,390	4,040,447
DBS Group Holdings Ltd.	1,119,000	17,014,738
DNB ASA	1,066,511	17,710,700
Erste Group Bank AG	370,055	10,021,956
First Gulf Bank PJSC	295,187	1,442,563
HDFC Bank Ltd.	354,215	5,828,176
HDFC Bank Ltd. sponsored ADR	118,704	6,325,736
HSBC Holdings PLC:
(Hong Kong)	3,976,000	39,574,389
(United Kingdom)	5,577,760	55,502,745
ING Groep NV (Certificaten Van Aandelen) (a)	2,764,887	40,421,068
Intesa Sanpaolo SpA	3,839,455	11,816,936
Joyo Bank Ltd.	993,000	5,010,378
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Jyske Bank A/S (Reg.) (a)	68,936	$ 3,558,723
Kasikornbank PCL:
NVDR	858,600	6,457,310
(For. Reg.)	344,000	2,587,136
KBC Groupe SA (a)	635,437	36,346,170
Lloyds Banking Group PLC (a)	24,635,734	30,915,239
Mitsubishi UFJ Financial Group, Inc.	2,905,800	16,735,466
North Pacific Bank Ltd.	1,034,000	4,111,090
PT Bank Rakyat Indonesia Tbk	6,734,500	6,359,809
Resona Holdings, Inc.	1,084,300	5,852,836
Royal Bank of Scotland Group PLC (a)	3,996,511	24,669,556
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	632,014	3,880,566
Standard Chartered PLC (United Kingdom)	832,312	12,182,968
Sumitomo Mitsui Financial Group, Inc.	1,959,800	73,580,941
Swedbank AB (A Shares)	353,432	9,271,218
Sydbank A/S (a)	137,597	4,307,020
The Hachijuni Bank Ltd.	690,000	4,219,686
The Suruga Bank Ltd.	221,000	4,197,911
The Toronto-Dominion Bank	168,086	8,493,231
UniCredit SpA	2,640,554	19,519,794
Westpac Banking Corp.	1,006,281	27,847,188
		660,369,035
Capital Markets - 0.6%
Azimut Holding SpA	73,355	1,687,446
Banca Generali SpA	91,311	2,419,552
Cetip SA - Mercados Organizado	103,600	1,354,472
CI Financial Corp.	133,231	3,967,220
Credit Suisse Group AG	602,421	16,073,711
Daiwa Securities Group, Inc.	1,401,300	11,259,740
GAM Holding Ltd.	313,100	5,541,019
Julius Baer Group Ltd.	420,757	19,064,157
Partners Group Holding AG	21,852	6,275,736
UBS AG	5,600	100,679
UBS Group AG	4,281,666	76,881,661
		144,625,393
Consumer Finance - 0.0%
AEON Financial Service Co. Ltd.	327,000	7,057,019
Provident Financial PLC	41,517	1,483,758
		8,540,777
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 0.2%
Challenger Ltd.	857,200	$ 4,631,636
First Pacific Co. Ltd.	3,264,000	3,442,767
Fubon Financial Holding Co. Ltd.	2,526,000	4,048,216
Hong Kong Exchanges and Clearing Ltd.	102,700	2,236,682
IG Group Holdings PLC	1,258,937	13,322,764
Investor AB (B Shares)	205,100	7,704,436
ORIX Corp.	1,340,100	17,671,958
		53,058,459
Insurance - 1.5%
Admiral Group PLC	156,300	3,027,343
Ageas	104,000	3,719,209
AIA Group Ltd.	7,246,400	41,860,510
Allianz SE	39,400	6,783,768
Amlin PLC	624,757	4,344,575
Aviva PLC	3,811,448	30,313,599
AXA SA	1,081,948	26,119,936
BB Seguridade Participacoes SA	492,700	6,313,329
Catlin Group Ltd.	637,043	5,487,762
Delta Lloyd NV	168,000	3,861,509
Euler Hermes SA	44,423	4,505,746
Fairfax Financial Holdings Ltd. (sub. vtg.)	55,062	28,351,031
Friends Life Group Ltd.	941,300	5,428,387
Gjensidige Forsikring ASA	81,700	1,400,981
Hiscox Ltd.	1,593,467	17,497,638
Jardine Lloyd Thompson Group PLC	496,532	6,902,689
MAPFRE SA (Reg.)	409,613	1,503,043
MS&AD Insurance Group Holdings, Inc.	336,400	7,852,120
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	940,000	7,884,594
Prudential PLC	1,323,678	31,948,656
Sampo Oyj (A Shares)	311,467	15,363,939
Sanlam Ltd.	196,586	1,299,361
Sony Financial Holdings, Inc.	1,003,700	15,226,919
Talanx AG	113,800	3,549,643
Zurich Insurance Group AG	250,884	78,621,139
		359,167,426
Real Estate Investment Trusts - 0.1%
Derwent London PLC	30,702	1,457,399
Fibra Uno Administracion SA de CV	686,600	2,273,451
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Intu Properties PLC	1,294,249	$ 7,215,151
Unibail-Rodamco	17,806	4,704,935
		15,650,936
Real Estate Management & Development - 0.5%
Brookfield Asset Management, Inc.	108,522	5,439,123
Cheung Kong Holdings Ltd.	366,100	6,717,518
China Overseas Land and Investment Ltd.	384,000	1,153,696
Countrywide PLC	72,703	486,500
Daito Trust Construction Co. Ltd.	22,200	2,505,833
Deutsche Annington Immobilien SE	540,440	17,401,702
Deutsche Wohnen AG (Bearer)	1,445,191	34,691,524
Emaar Properties PJSC (a)	845,179	2,519,625
GAGFAH SA (a)	703,605	13,565,288
LEG Immobilien AG	131,347	9,747,142
Mitsui Fudosan Co. Ltd.	235,000	6,790,780
Sumitomo Realty & Development Co. Ltd.	187,000	6,455,962
TAG Immobilien AG	595,528	6,726,046
		114,200,739
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	238,479	4,449,295
TOTAL FINANCIALS		1,360,062,060
HEALTH CARE - 2.9%
Biotechnology - 0.1%
Actelion Ltd.	50,400	5,993,232
CSL Ltd.	55,178	3,876,741
		9,869,973
Health Care Equipment & Supplies - 0.2%
Coloplast A/S Series B	42,410	3,674,914
Essilor International SA	52,713	5,918,802
GN Store Nord A/S	59,960	1,280,627
Nihon Kohden Corp.	161,100	8,101,478
Sonova Holding AG Class B	58,307	8,822,234
Straumann Holding AG	7,437	1,924,191
Sysmex Corp.	101,600	4,364,739
Terumo Corp.	697,200	15,856,800
		49,943,785
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 0.0%
Odontoprev SA	963,228	$ 3,562,798
Health Care Technology - 0.0%
M3, Inc.	98,800	1,699,445
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SA	7,761	1,883,761
ICON PLC (a)	25,591	1,421,324
Morphosys AG (a)	16,712	1,645,195
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	41,662	1,429,423
		6,379,703
Pharmaceuticals - 2.6%
Astellas Pharma, Inc.	798,900	11,487,363
Bayer AG	787,450	118,428,762
BTG PLC (a)	208,324	2,625,995
Daiichi Sankyo Kabushiki Kaisha	270,100	3,980,457
GlaxoSmithKline PLC	2,588,878	60,060,043
Hikma Pharmaceuticals PLC	48,337	1,480,602
Merck KGaA	72,900	7,259,052
Novartis AG	1,687,306	163,166,667
Novo Nordisk A/S Series B	202,885	9,234,547
Roche Holding AG (participation certificate)	436,654	130,664,600
Sanofi SA	516,076	49,842,490
Santen Pharmaceutical Co. Ltd.	640,700	35,835,808
Shire PLC	143,747	10,246,164
Sihuan Pharmaceutical Holdings Group Ltd.	2,378,000	1,778,460
Sun Pharmaceutical Industries Ltd. (a)	479,074	6,466,459
Teva Pharmaceutical Industries Ltd. sponsored ADR	136,973	7,804,722
UCB SA	27,986	2,195,133
		622,557,324
TOTAL HEALTH CARE		694,013,028
INDUSTRIALS - 3.1%
Aerospace & Defense - 0.1%
Cobham PLC	4,284,219	20,182,921
Air Freight & Logistics - 0.3%
Bollore Group	10,051	4,961,673
Kintetsu World Express, Inc.	55,100	1,923,847
PostNL NV (a)	2,976,594	11,521,978
Yamato Holdings Co. Ltd.	2,467,800	55,658,800
		74,066,298
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - 0.3%
easyJet PLC	289,755	$ 7,481,433
International Consolidated Airlines Group SA CDI (a)	4,892,296	34,961,081
Japan Airlines Co. Ltd.	241,800	7,108,470
Ryanair Holdings PLC sponsored ADR (a)	215,900	13,577,951
		63,128,935
Building Products - 0.1%
ASSA ABLOY AB (B Shares)	36,260	1,970,422
Daikin Industries Ltd.	119,800	7,946,974
Geberit AG (Reg.)	72,689	25,321,726
		35,239,122
Commercial Services & Supplies - 0.2%
Babcock International Group PLC	279,277	4,959,943
Brambles Ltd.	3,136,601	25,942,036
Intrum Justitia AB	46,376	1,390,058
Secom Co. Ltd.	79,600	4,602,404
		36,894,441
Construction & Engineering - 0.1%
Balfour Beatty PLC	2,411,434	6,904,288
JGC Corp.	1,066,000	22,929,124
Koninklijke Boskalis Westminster NV	77,200	4,331,745
		34,165,157
Electrical Equipment - 0.5%
Legrand SA	990,076	51,909,753
Nidec Corp.	60,800	4,025,428
Prysmian SpA	162,400	2,917,979
Schneider Electric SA	774,965	63,214,143
		122,067,303
Industrial Conglomerates - 0.3%
Bidvest Group Ltd.	90,304	2,389,380
DCC PLC (United Kingdom)	30,900	1,718,745
Hutchison Whampoa Ltd.	1,129,000	14,150,260
Koninklijke Philips Electronics NV	213,600	6,428,554
Sembcorp Industries Ltd.	2,110,000	7,393,858
Siemens AG	275,238	32,532,369
		64,613,166
Machinery - 0.5%
Atlas Copco AB (A Shares)	1,149,115	33,133,249
Burckhardt Compression Holding AG	662	267,540
Fanuc Corp.	41,400	6,981,662
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Glory Ltd.	206,500	$ 5,392,326
IMI PLC	67,316	1,241,793
Joy Global, Inc.	220,452	10,810,966
Komatsu Ltd.	971,200	22,996,615
Kone Oyj (B Shares)	112,168	5,160,586
Minebea Ltd.	219,822	2,753,446
Mitsubishi Heavy Industries Ltd.	627,100	3,658,590
Schindler Holding AG (participation certificate)	151,878	21,659,807
Sembcorp Marine Ltd.	3,726,000	8,942,514
SMC Corp.	18,100	4,971,916
Tadano Ltd.	79,000	1,153,906
		129,124,916
Professional Services - 0.1%
Adecco SA (Reg.)	46,595	3,271,897
Capita Group PLC	190,628	3,186,042
Michael Page International PLC	1,802,443	11,605,145
Recruit Holdings Co. Ltd. (a)	42,700	1,402,771
Temp Holdings Co., Ltd.	43,200	1,279,097
		20,744,952
Road & Rail - 0.1%
Asciano Ltd.	1,286,900	6,438,736
Canadian National Railway Co.	47,890	3,406,116
Canadian Pacific Railway Ltd.	16,254	3,142,772
East Japan Railway Co.	198,100	14,846,445
		27,834,069
Trading Companies & Distributors - 0.4%
Ashtead Group PLC	173,283	2,852,841
Brenntag AG	369,207	20,333,116
Bunzl PLC	1,215,189	33,900,516
Itochu Corp.	376,500	4,332,216
Mitsubishi Corp.	693,200	13,108,992
Noble Group Ltd.	5,511,000	5,176,533
Rexel SA	358,300	6,633,914
		86,338,128
Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	164,678	3,524,072
Adani Ports & Special Economic Zone	323,266	1,508,246
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Transportation Infrastructure - continued
China Merchants Holdings International Co. Ltd.	3,983,772	$ 13,638,393
SIA Engineering Co. Ltd.	487,000	1,534,770
		20,205,481
TOTAL INDUSTRIALS		734,604,889
INFORMATION TECHNOLOGY - 2.2%
Communications Equipment - 0.2%
Telefonaktiebolaget LM Ericsson (B Shares)	4,143,458	52,064,794
Electronic Equipment & Components - 0.5%
China High Precision Automation Group Ltd. (a)	1,073,000	41,507
Flextronics International Ltd. (a)	483,900	5,366,451
Halma PLC	1,304,427	13,651,350
Hexagon AB (B Shares)	71,154	2,261,568
Hirose Electric Co. Ltd.	104,100	13,153,350
Hitachi Ltd.	5,222,700	40,320,133
Hoya Corp.	197,600	7,024,150
Ingenico SA	14,518	1,568,393
Keyence Corp.	17,400	8,034,941
Largan Precision Co. Ltd.	25,000	1,884,737
Murata Manufacturing Co. Ltd.	96,300	10,403,466
OMRON Corp.	135,100	6,281,868
Spectris PLC	233,721	6,888,912
		116,880,826
Internet Software & Services - 0.1%
Alibaba Group Holding Ltd. sponsored ADR	28,427	3,173,590
Baidu.com, Inc. sponsored ADR (a)	22,382	5,486,052
NetEase, Inc. sponsored ADR	21,341	2,255,103
Qihoo 360 Technology Co. Ltd. ADR (a)	16,290	1,210,836
Tencent Holdings Ltd.	436,700	7,006,150
YY, Inc. ADR (a)	22,267	1,702,312
		20,834,043
IT Services - 0.5%
Amadeus IT Holding SA Class A	916,752	36,495,028
Cognizant Technology Solutions Corp. Class A (a)	342,518	18,492,547
Computershare Ltd.	1,809,283	17,781,443
HCL Technologies Ltd.	141,278	3,775,173
Nomura Research Institute Ltd.	1,030,500	32,117,677
OBIC Co. Ltd.	341,200	10,878,507
SCSK Corp.	51,600	1,312,656
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Tata Consultancy Services Ltd.	129,588	$ 5,505,563
Tech Mahindra Ltd.	34,817	1,477,554
Wirecard AG	78,596	3,335,532
		131,171,680
Semiconductors & Semiconductor Equipment - 0.5%
Analog Devices, Inc.	330,999	18,085,785
ASM International NV (Netherlands)	107,766	4,519,205
Infineon Technologies AG	1,574,974	15,428,286
MediaTek, Inc.	1,340,000	19,696,094
NXP Semiconductors NV (a)	75,086	5,842,442
SK Hynix, Inc. (a)	93,730	4,045,457
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,993,217	46,780,803
Texas Instruments, Inc.	154,627	8,414,801
		122,812,873
Software - 0.2%
Check Point Software Technologies Ltd. (a)	103,916	8,033,746
Constellation Software, Inc.	4,156	1,202,968
Dassault Systemes SA	312,640	20,436,704
SAP AG	283,291	19,967,626
		49,641,044
Technology Hardware, Storage & Peripherals - 0.2%
Fujifilm Holdings Corp.	200,600	6,650,055
Lenovo Group Ltd.	3,560,000	4,994,397
Neopost SA	191,444	13,573,670
Samsung Electronics Co. Ltd.	7,560	8,739,688
Seiko Epson Corp.	95,800	4,623,965
		38,581,775
TOTAL INFORMATION TECHNOLOGY		531,987,035
MATERIALS - 1.9%
Chemicals - 1.5%
Akzo Nobel NV	1,220,393	84,312,171
Arkema SA	64,500	4,388,682
Arkema SA rights 12/3/14 (a)	63,400	186,523
Asahi Kasei Corp.	887,000	7,710,769
Asian Paints India Ltd.	245,088	2,933,886
BASF AG	84,248	7,648,394
Clariant AG (Reg.)	1,153,024	20,882,712
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Denki Kagaku Kogyo KK	973,000	$ 3,319,420
Givaudan SA	27,165	48,412,036
HEXPOL AB (B Shares)	15,127	1,330,818
Israel Corp. Ltd. (Class A) (a)	7,900	3,874,637
Johnson Matthey PLC	71,500	3,714,577
JSR Corp.	1,097,800	19,632,139
Kuraray Co. Ltd.	429,100	5,223,009
Linde AG	292,717	55,233,806
Shin-Etsu Chemical Co., Ltd.	431,200	29,021,505
Sigma Aldrich Corp.	145,638	19,894,151
Sika AG (Bearer)	394	1,499,749
Symrise AG	445,823	26,645,247
		345,864,231
Construction Materials - 0.0%
CEMEX S.A.B. de CV unit	1,042,800	1,301,861
Ultratech Cemco Ltd. (a)	32,283	1,289,166
		2,591,027
Containers & Packaging - 0.1%
Rexam PLC	2,436,481	17,217,364
Smurfit Kappa Group PLC	340,184	7,880,523
		25,097,887
Metals & Mining - 0.3%
BHP Billiton PLC ADR	81,000	3,827,250
Glencore Xstrata PLC	3,125,899	15,644,024
Iluka Resources Ltd.	1,454,563	8,478,160
Rio Tinto PLC	1,162,877	54,053,660
		82,003,094
TOTAL MATERIALS		455,556,239
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.3%
BT Group PLC	2,644,765	16,931,981
Hellenic Telecommunications Organization SA (a)	390,680	4,785,042
Koninklijke KPN NV	2,117,388	7,040,803
Nippon Telegraph & Telephone Corp.	137,100	7,331,298
TDC A/S	1,444,055	11,704,575
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telenor ASA	509,508	$ 10,755,994
Telstra Corp. Ltd.	2,205,657	10,678,955
		69,228,648
Wireless Telecommunication Services - 1.2%
Advanced Info Service PCL (For. Reg.)	322,300	2,335,614
China Mobile Ltd.	3,188,517	39,359,534
KDDI Corp.	1,961,100	125,613,481
Mobile TeleSystems OJSC (a)	655,728	3,304,974
MTN Group Ltd.	210,563	4,148,042
Philippine Long Distance Telephone Co.	67,150	4,474,693
SK Telecom Co. Ltd.	165,992	42,071,655
Vodafone Group PLC	16,946,773	62,030,553
		283,338,546
TOTAL TELECOMMUNICATION SERVICES		352,567,194
UTILITIES - 0.5%
Electric Utilities - 0.0%
Scottish & Southern Energy PLC	279,777	7,166,991
Gas Utilities - 0.2%
APA Group unit	1,383,330	9,263,584
China Resources Gas Group Ltd.	2,728,000	7,668,405
ENN Energy Holdings Ltd.	452,000	2,762,619
Tokyo Gas Co. Ltd.	2,289,000	12,478,969
		32,173,577
Independent Power Producers & Energy Traders - 0.0%
Electric Power Development Co. Ltd.	84,800	2,935,838
Multi-Utilities - 0.3%
Canadian Utilities Ltd. Class A (non-vtg.)	231,746	8,090,337
Centrica PLC	1,833,318	8,149,927
GDF Suez	1,863,572	45,916,479
National Grid PLC	449,300	6,523,951
Veolia Environnement SA	294,900	5,383,944
		74,064,638
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - 0.0%
Guangdong Investment Ltd.	3,873,200	$ 5,343,895
TOTAL UTILITIES		121,684,939
TOTAL COMMON STOCKS (Cost $5,200,320,067)		5,959,129,873
Nonconvertible Preferred Stocks - 0.3%

CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Hyundai Motor Co.	21,300	2,458,546
Volkswagen AG	31,600	7,277,067
		9,735,613
CONSUMER STAPLES - 0.2%
Beverages - 0.0%
Ambev SA sponsored ADR	1,130,715	7,406,183
Household Products - 0.2%
Henkel AG & Co. KGaA	302,522	33,561,975
TOTAL CONSUMER STAPLES		40,968,158
FINANCIALS - 0.0%
Banks - 0.0%
Itau Unibanco Holding SA	496,340	7,495,818
MATERIALS - 0.0%
Metals & Mining - 0.0%
Gerdau SA sponsored ADR	1,055,285	4,400,538
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Telecom Italia SpA (Risparmio Shares)	6,824,590	6,046,301
Telefonica Brasil SA sponsored ADR	183,492	3,772,596
		9,818,897
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $64,925,201)		72,419,024
Equity Funds - 68.1%
	Shares	Value
Europe Stock Funds - 5.1%
Henderson European Focus Fund Class A	38	$ 1,290
iShares MSCI Italy Capped ETF	15,167,900	225,698,352
iShares MSCI Spain Capped ETF	4,248,200	164,023,002
iShares S&P Europe 350 Index ETF	6,287,300	282,802,754
Vanguard European ETF	7,651,568	423,055,195
WisdomTree Europe Hedged Equity ETF	2,064,000	122,952,480
TOTAL EUROPE STOCK FUNDS		1,218,533,073
Foreign Large Blend Funds - 48.4%
American EuroPacific Growth Fund Class F-1	4,156,380	205,616,134
Artisan International Value Fund Investor Class	23,302,239	812,782,099
Fidelity Diversified International Fund (c)	33,232,064	1,219,616,741
Fidelity International Discovery Fund (c)	41,794,063	1,647,521,969
Fidelity Overseas Fund (c)	17,380,150	688,775,325
GE Institutional International Equity Fund Service Class	5,034,113	64,486,993
Harbor International Fund Institutional Class	31,165,967	2,162,918,095
Henderson International Opportunities Fund Class A	30,302,374	827,860,851
Litman Gregory Masters International Fund Investor Class	18,935,177	335,910,044
Manning & Napier Fund, Inc. World Opportunities Series Class A	144,213,809	1,199,858,887
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class A	73,738,496	1,201,937,492
Oakmark International Fund Class I	45,556,221	1,164,872,580
TOTAL FOREIGN LARGE BLEND FUNDS		11,532,157,210
Foreign Large Growth Funds - 4.7%
AIM International Growth Fund Class A	3,842,267	133,826,150
Fidelity Canada Fund (c)	2,016,807	124,194,994
Fidelity International Capital Appreciation Fund (c)	4,759,559	83,482,658
Oppenheimer International Growth Fund Class I (a)	11,558,514	421,076,656
Thornburg International Value Fund Class I	12,567,018	360,799,081
TOTAL FOREIGN LARGE GROWTH FUNDS		1,123,379,539
Equity Funds - continued
	Shares	Value
Foreign Large Value Funds - 1.2%
Pear Tree Polaris Foreign Value Fund Institutional Shares	15,303,316	$ 278,979,456
Foreign Small Mid Blend Funds - 1.3%
Franklin International Small Cap Growth Fund Class A	56	1,132
iShares MSCI EAFE Small Cap Index ETF	6,392,932	306,157,513
TOTAL FOREIGN SMALL MID BLEND FUNDS		306,158,645
Foreign Small Mid Growth Funds - 0.6%
MFS International New Discovery Fund Class A	57	1,588
Thornburg International Growth Fund Institutional Class	1,929,717	36,761,118
Wasatch International Growth Fund Investor Class Shares	69	1,866
Westcore International Small-Cap Fund	5,167,047	93,058,512
TOTAL FOREIGN SMALL MID GROWTH FUNDS		129,823,084
Sector Funds - 0.9%
RS Global Natural Resources Fund Class A	68	1,963
SPDR DJ Wilshire International Real Estate ETF	1,525,300	65,526,888
Voya International Real Estate Fund Retail Class	15,455,767	145,129,651
TOTAL SECTOR FUNDS		210,658,502
Other - 5.9%
Fidelity Japan Fund (c)	17,378,406	197,766,265
Fidelity Japan Smaller Companies Fund (c)	6,786,041	84,486,210
iShares MSCI Australia ETF	4,731,652	111,808,937
iShares MSCI Emerging Markets Index ETF	5,605,100	232,611,650
iShares MSCI Japan ETF	61,544,900	715,151,738
Matthews Pacific Tiger Fund Class I	15,667	448,545
Wintergreen Fund Investor Class	1,939,750	35,128,881
WisdomTree Japan Hedged Equity ETF	686,970	38,058,138
TOTAL OTHER		1,415,460,364
TOTAL EQUITY FUNDS (Cost $14,031,964,064)		16,215,149,873
U.S. Treasury Obligations - 0.3%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0% to 0.03% 12/18/14 to 2/19/15 (e) (Cost $64,158,066)	$ 64,160,000	64,159,280
Money Market Funds - 6.2%
	Shares	Value
SSgA U.S. Treasury Money Market Fund, 0% (b) (Cost $1,482,008,588)	1,482,008,588	$ 1,482,008,588
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $20,843,375,986)		23,792,866,638
NET OTHER ASSETS (LIABILITIES) - 0.1%		27,064,873
NET ASSETS - 100%		$ 23,819,931,511
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
7,787 CME Nikkei 225 Index Contracts (United States)	Dec. 2014	$ 680,194,450	$ 56,564,540
7,126 NYSE E-mini MSCI EAFE Index Contracts (United States)	Dec. 2014	654,309,320	(8,523,456)
TOTAL EQUITY INDEX CONTRACTS		$ 1,334,503,770	$ 48,041,084
The face value of futures purchased as a percentage of net assets is 5.6%
Security Type Abbreviation
ETF - Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,025,861 or 0.0% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $62,389,299.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Canada Fund	$ 119,834,541	$ -	$ 1,620,866	$ -	$ 124,194,994
Fidelity Diversified International Fund	1,219,879,514	16,796,708	-	-	1,219,616,741
Fidelity International Capital Appreciation Fund	81,510,132	-	810,433	-	83,482,658
Fidelity International Discovery Fund	1,685,155,525	10,300,754	810,433	-	1,647,521,969
Fidelity Japan Fund	194,655,244	7,400,000	-	-	197,766,265
Fidelity Japan Smaller Companies Fund	83,874,271	2,000,000	-	-	84,486,210
Fidelity Overseas Fund	649,815,812	62,050,911	-	-	688,775,325
Total	$ 4,034,725,039	$ 98,548,373	$ 3,241,732	$ -	$ 4,045,844,162
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 696,184,310	$ 556,418,750	$ 139,765,560	$ -
Consumer Staples	741,954,142	434,253,853	307,700,289	-
Energy	321,219,808	153,115,689	168,104,119	-
Financials	1,367,557,878	896,321,932	471,235,946	-
Health Care	694,013,028	270,798,517	423,214,511	-
Industrials	734,604,889	691,618,538	42,986,351	-
Information Technology	531,987,035	431,326,127	100,619,401	41,507
Materials	459,956,777	405,903,117	54,053,660	-
Telecommunication Services	362,386,091	183,145,574	179,240,517	-
Utilities	121,684,939	109,777,044	11,907,895	-
Equity Funds	16,215,149,873	16,215,149,873	-	-
U.S. Treasury Obligations	64,159,280	-	64,159,280	-
Money Market Funds	1,482,008,588	1,482,008,588	-	-
Total Investments in Securities:	$ 23,792,866,638	$ 21,829,837,602	$ 1,962,987,529	$ 41,507
Derivative Instruments:
Assets
Futures Contracts	$ 56,564,540	$ 56,564,540	$ -	$ -
Liabilities
Futures Contracts	$ (8,523,456)	$ (8,523,456)	$ -	$ -
Total Derivative Instruments:	$ 48,041,084	$ 48,041,084	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 89,447,750
Level 2 to Level 1	$ 605,498,332
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $20,886,878,305. Net unrealized appreciation aggregated $2,905,988,333, of which $3,389,304,477 related to appreciated investment securities and $483,316,144 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® International II
Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the general public

November 30, 2014

1.912843.104

SIL-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 24.2%
	Shares	Value
CONSUMER DISCRETIONARY - 2.9%
Auto Components - 0.3%
Bridgestone Corp.	43,800	$ 1,505,135
Continental AG	10,692	2,249,508
DENSO Corp.	16,900	789,089
		4,543,732
Automobiles - 1.0%
Bayerische Motoren Werke AG (BMW)	24,329	2,781,662
Daimler AG (Germany)	10,672	899,713
Fuji Heavy Industries Ltd.	18,800	683,809
Mazda Motor Corp.	59,100	1,526,101
Renault SA	9,300	746,115
Suzuki Motor Corp.	34,100	1,077,016
Toyota Motor Corp.	103,800	6,381,577
Yamaha Motor Co. Ltd.	39,200	833,101
		14,929,094
Hotels, Restaurants & Leisure - 0.3%
Flight Centre Travel Group Ltd.	9,352	321,726
InterContinental Hotel Group PLC	18,000	761,238
Sands China Ltd.	121,200	725,926
Sky City Entertainment Group Ltd.	136,219	419,975
Sodexo SA	7,800	786,776
Whitbread PLC	10,151	727,308
		3,742,949
Household Durables - 0.2%
Barratt Developments PLC	89,000	639,900
Sekisui House Ltd.	41,300	554,540
Taylor Wimpey PLC	535,400	1,122,308
Techtronic Industries Co. Ltd.	316,000	1,010,515
		3,327,263
Internet & Catalog Retail - 0.0%
Rakuten, Inc.	46,000	619,585
Media - 0.3%
Altice SA	17,500	1,177,236
Dentsu, Inc.	15,700	589,833
Fuji Media Holdings, Inc.	41,400	534,959
ITV PLC	664,900	2,224,625
Reed Elsevier NV	28,044	689,406
		5,216,059
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.1%
Don Quijote Holdings Co. Ltd.	11,700	$ 729,310
Lifestyle International Holdings Ltd.	479,500	915,070
		1,644,380
Specialty Retail - 0.3%
ABC-MART, Inc.	5,500	276,123
H&M Hennes & Mauritz AB (B Shares)	53,925	2,309,868
Inditex SA	40,035	1,165,634
Kingfisher PLC	68,200	332,736
Nitori Holdings Co. Ltd.	15,100	836,946
		4,921,307
Textiles, Apparel & Luxury Goods - 0.4%
adidas AG	11,100	890,248
Burberry Group PLC	24,900	641,748
Compagnie Financiere Richemont SA Series A	18,260	1,716,865
Kering SA	5,980	1,235,092
LVMH Moet Hennessy - Louis Vuitton SA	4,464	802,085
Yue Yuen Industrial (Holdings) Ltd.	192,500	690,049
		5,976,087
TOTAL CONSUMER DISCRETIONARY		44,920,456
CONSUMER STAPLES - 2.7%
Beverages - 0.7%
Anheuser-Busch InBev SA NV	44,608	5,243,121
Diageo PLC	104,169	3,210,923
SABMiller PLC	34,500	1,920,604
		10,374,648
Food & Staples Retailing - 0.4%
Carrefour SA	38,890	1,230,463
Seven & i Holdings Co., Ltd.	46,600	1,737,956
Tesco PLC	265,000	772,068
Woolworths Ltd.	64,983	1,720,750
		5,461,237
Food Products - 0.8%
Dairy Crest Group PLC	50,404	397,592
Nestle SA	110,969	8,324,269
Unilever NV (Certificaten Van Aandelen) (Bearer)	76,223	3,102,819
Unilever PLC	32,836	1,384,159
		13,208,839
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 0.1%
Reckitt Benckiser Group PLC	8,400	$ 689,498
Svenska Cellulosa AB (SCA) (B Shares)	43,377	1,023,263
		1,712,761
Personal Products - 0.1%
Beiersdorf AG	9,379	834,789
L'Oreal SA	3,948	673,534
		1,508,323
Tobacco - 0.6%
British American Tobacco PLC (United Kingdom)	56,821	3,359,665
Imperial Tobacco Group PLC	71,738	3,316,821
Japan Tobacco, Inc.	78,400	2,511,191
		9,187,677
TOTAL CONSUMER STAPLES		41,453,485
ENERGY - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
BG Group PLC	220,921	3,102,789
BP PLC	141,200	924,509
INPEX Corp.	51,200	542,341
Oil Search Ltd. ADR	44,619	302,591
Repsol YPF SA	21,296	477,973
Royal Dutch Shell PLC:
Class A (United Kingdom)	189,443	6,303,716
Class B (United Kingdom)	30,195	1,047,313
Statoil ASA	49,800	942,743
Total SA	116,639	6,508,716
Tullow Oil PLC	54,139	360,247
Woodside Petroleum Ltd.	30,143	916,940
		21,429,878
FINANCIALS - 6.4%
Banks - 3.3%
Australia & New Zealand Banking Group Ltd.	172,902	4,696,144
Bank of Ireland (a)	1,646,400	676,932
Banque Cantonale Vaudoise (Bearer)	680	372,988
Barclays PLC	507,297	1,935,865
BNP Paribas SA	46,206	2,962,372
BOC Hong Kong (Holdings) Ltd.	222,500	786,113
Commonwealth Bank of Australia	23,874	1,639,777
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Criteria CaixaCorp SA	258,746	$ 1,428,837
Criteria CaixaCorp SA rights 12/9/14 (a)	54,548	3,663
Dah Sing Financial Holdings Ltd.	67,200	414,625
Danske Bank A/S	47,804	1,358,136
DBS Group Holdings Ltd.	107,000	1,626,968
DNB ASA	30,400	504,829
EFG Eurobank Ergasias SA (a)	375,100	116,138
HSBC Holdings PLC (United Kingdom)	227,081	2,259,620
ING Groep NV (Certificaten Van Aandelen) (a)	220,200	3,219,198
Intesa Sanpaolo SpA	676,500	2,082,107
KBC Groupe SA (a)	18,801	1,075,393
Lloyds Banking Group PLC (a)	3,440,849	4,317,901
Mitsubishi UFJ Financial Group, Inc.	752,900	4,336,201
Nordea Bank AB	208,600	2,605,909
Oversea-Chinese Banking Corp. Ltd.	69,000	554,476
Seven Bank Ltd.	174,900	758,737
Societe Generale Series A	44,822	2,223,226
Sumitomo Mitsui Financial Group, Inc.	21,400	803,466
Sumitomo Mitsui Trust Holdings, Inc.	220,000	915,221
Svenska Handelsbanken AB (A Shares)	20,700	1,011,049
Swedbank AB (A Shares)	64,000	1,678,846
The Suruga Bank Ltd.	12,600	239,338
UniCredit SpA	75,530	558,341
Unione di Banche Italiane ScpA	90,908	698,584
United Overseas Bank Ltd.	102,860	1,892,911
Westpac Banking Corp.	34,456	953,514
		50,707,425
Capital Markets - 0.5%
Credit Suisse Group AG	25,260	673,984
Macquarie Group Ltd.	32,300	1,605,894
Nomura Holdings, Inc.	231,300	1,390,780
Schroders PLC	18,614	783,573
UBS Group AG	228,202	4,097,599
		8,551,830
Consumer Finance - 0.0%
ACOM Co. Ltd. (a)	85,700	256,273
Diversified Financial Services - 0.3%
Hong Kong Exchanges and Clearing Ltd.	25,900	564,071
Japan Exchange Group, Inc.	19,600	502,733
London Stock Exchange Group PLC	27,490	968,283
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Mitsubishi UFJ Lease & Finance Co. Ltd.	93,400	$ 440,585
ORIX Corp.	151,800	2,001,793
		4,477,465
Insurance - 1.5%
AEGON NV	259,704	2,037,690
AIA Group Ltd.	490,000	2,830,599
Allianz SE	4,874	839,190
AMP Ltd.	128,277	615,611
Assicurazioni Generali SpA	60,400	1,306,065
AXA SA	119,450	2,883,712
Direct Line Insurance Group PLC	132,800	610,892
Prudential PLC	89,032	2,148,901
Sampo Oyj (A Shares)	24,500	1,208,528
Sony Financial Holdings, Inc.	43,000	652,344
St. James's Place Capital PLC	93,222	1,156,165
Suncorp Group Ltd.	77,307	943,293
Swiss Re Ltd.	9,940	849,722
Tokio Marine Holdings, Inc.	40,100	1,310,770
Zurich Insurance Group AG	11,334	3,551,809
		22,945,291
Real Estate Investment Trusts - 0.4%
Befimmo SCA Sicafi	8,303	635,361
British Land Co. PLC	94,708	1,136,132
Corio NV	9,800	495,780
Mirvac Group unit	384,602	574,338
Nippon Prologis REIT, Inc.	193	420,580
Unibail-Rodamco	3,300	871,969
VastNed Retail NV	13,951	655,384
Westfield Corp. unit	225,273	1,589,067
		6,378,611
Real Estate Management & Development - 0.4%
AEON MALL Co. Ltd.	23,750	404,919
Cheung Kong Holdings Ltd.	33,000	605,512
Hongkong Land Holdings Ltd.	121,000	837,320
Hysan Development Co. Ltd.	93,000	429,909
Lend Lease Group unit	61,073	796,654
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Mitsui Fudosan Co. Ltd.	76,000	$ 2,196,167
Nomura Real Estate Holdings, Inc.	20,500	376,448
		5,646,929
TOTAL FINANCIALS		98,963,824
HEALTH CARE - 3.0%
Biotechnology - 0.1%
CSL Ltd.	14,242	1,000,626
Health Care Equipment & Supplies - 0.1%
Ansell Ltd.	36,910	654,830
Olympus Corp. (a)	27,700	1,007,994
		1,662,824
Health Care Providers & Services - 0.1%
Fresenius SE & Co. KGaA	22,950	1,244,078
Miraca Holdings, Inc.	13,700	519,888
		1,763,966
Pharmaceuticals - 2.7%
Astellas Pharma, Inc.	155,500	2,235,931
AstraZeneca PLC (United Kingdom)	51,853	3,847,668
Bayer AG	33,850	5,090,880
GlaxoSmithKline PLC	113,000	2,621,516
Hikma Pharmaceuticals PLC	30,901	946,523
Mitsubishi Tanabe Pharma Corp.	32,200	490,940
Novartis AG	67,526	6,529,931
Novo Nordisk A/S Series B	50,392	2,293,651
Roche Holding AG (participation certificate)	31,322	9,372,814
Sanofi SA	31,534	3,045,546
Santen Pharmaceutical Co. Ltd.	5,500	307,628
Shire PLC	32,806	2,338,384
Teva Pharmaceutical Industries Ltd.	4,700	267,616
Teva Pharmaceutical Industries Ltd. sponsored ADR	50,690	2,888,316
UCB SA	3,780	296,491
		42,573,835
TOTAL HEALTH CARE		47,001,251
INDUSTRIALS - 2.9%
Aerospace & Defense - 0.4%
BAE Systems PLC	103,000	774,023
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Finmeccanica SpA (a)	198,800	$ 1,928,143
Meggitt PLC	61,161	480,533
Rolls-Royce Group PLC	76,200	1,002,781
Safran SA	26,710	1,728,049
		5,913,529
Airlines - 0.2%
Air New Zealand Ltd.	322,874	615,506
International Consolidated Airlines Group SA (a)	154,148	1,101,558
Japan Airlines Co. Ltd.	24,600	723,194
		2,440,258
Building Products - 0.2%
ASSA ABLOY AB (B Shares)	29,000	1,575,903
Compagnie de St. Gobain	42,547	1,954,313
		3,530,216
Commercial Services & Supplies - 0.0%
Babcock International Group PLC	12,807	227,452
Rentokil Initial PLC	232,000	431,599
		659,051
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	28,400	1,003,447
Balfour Beatty PLC	157,500	450,945
Chiyoda Corp.	38,000	335,459
		1,789,851
Electrical Equipment - 0.5%
Legrand SA	20,900	1,095,788
Mitsubishi Electric Corp.	154,000	1,850,491
Nidec Corp.	13,800	913,666
OSRAM Licht AG	29,036	1,205,901
Schneider Electric SA	10,600	864,645
Vestas Wind Systems A/S (a)	33,800	1,244,969
		7,175,460
Industrial Conglomerates - 0.1%
Keppel Corp. Ltd.	79,000	545,183
Sembcorp Industries Ltd.	125,000	438,025
Toshiba Corp.	244,000	1,084,193
		2,067,401
Machinery - 0.6%
Alfa Laval AB	40,733	810,667
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Andritz AG	11,800	$ 637,676
GEA Group AG	23,513	1,123,587
Hitachi Construction Machinery Co. Ltd.	26,500	571,899
Ishikawajima-Harima Heavy Industries Co. Ltd.	127,000	641,873
JTEKT Corp.	27,300	452,796
Kawasaki Heavy Industries Ltd.	130,000	571,621
Komatsu Ltd.	69,600	1,648,028
Kubota Corp.	57,000	890,663
Makita Corp.	11,000	552,247
NGK Insulators Ltd.	33,000	732,469
Sumitomo Heavy Industries Ltd.	79,000	433,214
		9,066,740
Professional Services - 0.2%
Adecco SA (Reg.)	17,857	1,253,917
Capita Group PLC	44,359	741,390
SEEK Ltd.	37,925	551,501
		2,546,808
Road & Rail - 0.2%
East Japan Railway Co.	25,300	1,896,088
West Japan Railway Co.	12,000	572,733
		2,468,821
Trading Companies & Distributors - 0.4%
Bunzl PLC	17,100	477,044
Itochu Corp.	98,300	1,131,094
Mitsubishi Corp.	52,400	990,928
Noble Group Ltd.	991,786	931,594
Rexel SA	75,640	1,400,472
Sumitomo Corp.	71,800	765,689
Travis Perkins PLC	21,500	606,845
Wolseley PLC	8,723	489,149
		6,792,815
Transportation Infrastructure - 0.0%
Sydney Airport unit	155,065	585,835
TOTAL INDUSTRIALS		45,036,785
INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 0.1%
Nokia Corp.	122,160	1,014,322
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.5%
Hitachi Ltd.	329,000	$ 2,539,936
Hoya Corp.	26,100	927,785
Keyence Corp.	1,700	785,023
Murata Manufacturing Co. Ltd.	10,900	1,177,547
OMRON Corp.	20,400	948,557
TDK Corp.	15,900	957,630
		7,336,478
Internet Software & Services - 0.0%
Rocket Internet AG (a)	8,072	568,101
IT Services - 0.3%
Amadeus IT Holding SA Class A	73,800	2,937,908
Atos Origin SA	10,359	735,886
Fujitsu Ltd.	245,000	1,399,440
		5,073,234
Semiconductors & Semiconductor Equipment - 0.0%
ASM Pacific Technology Ltd.	14,600	148,631
NXP Semiconductors NV (a)	6,100	474,641
		623,272
Software - 0.0%
Nintendo Co. Ltd.	2,500	289,770
Technology Hardware, Storage & Peripherals - 0.2%
NEC Corp.	229,000	719,513
Ricoh Co. Ltd.	61,300	663,784
Seiko Epson Corp.	17,200	830,190
Wincor Nixdorf AG	9,800	485,665
		2,699,152
TOTAL INFORMATION TECHNOLOGY		17,604,329
MATERIALS - 1.4%
Chemicals - 0.5%
Air Liquide SA	10,340	1,301,156
Arkema SA	6,460	439,549
BASF AG	11,527	1,046,470
JSR Corp.	18,400	329,050
Kuraray Co. Ltd.	49,900	607,383
Royal DSM NV	20,600	1,354,269
Shin-Etsu Chemical Co., Ltd.	4,800	323,059
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Syngenta AG (Switzerland)	5,498	$ 1,811,449
Yara International ASA	19,953	848,410
		8,060,795
Construction Materials - 0.3%
CRH PLC	35,900	845,581
HeidelbergCement Finance AG	27,490	2,084,103
James Hardie Industries PLC CDI	113,996	1,173,690
		4,103,374
Metals & Mining - 0.6%
Anglo American PLC (United Kingdom)	106,200	2,187,793
ArcelorMittal SA (Netherlands)	23,100	282,864
BHP Billiton Ltd.	69,124	1,792,379
BHP Billiton PLC	50,239	1,183,514
Hitachi Metals Ltd.	41,000	709,034
JFE Holdings, Inc.	34,000	723,304
Mitsubishi Materials Corp.	156,000	490,149
Randgold Resources Ltd.	12,391	810,111
Rio Tinto Ltd.	9,611	483,320
Rio Tinto PLC	17,200	799,502
		9,461,970
Paper & Forest Products - 0.0%
China Forestry Holdings Co. Ltd. (a)	860,000	1
Mondi PLC	32,738	559,947
		559,948
TOTAL MATERIALS		22,186,087
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.0%
Bezeq The Israel Telecommunication Corp. Ltd.	225,800	399,497
BT Group PLC	253,463	1,622,689
Deutsche Telekom AG	110,576	1,878,996
HKT Trust/HKT Ltd. unit	565,220	703,314
Iliad SA	3,256	799,613
Koninklijke KPN NV	502,937	1,672,381
Orange SA	99,500	1,753,430
PCCW Ltd.	610,000	409,013
Singapore Telecommunications Ltd.	185,000	553,234
Swisscom AG	2,930	1,778,468
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia SpA (a)	676,947	$ 762,472
TeliaSonera AB	100,100	714,180
Telstra Corp. Ltd.	450,195	2,179,674
		15,226,961
Wireless Telecommunication Services - 0.6%
Drillisch AG	23,300	855,120
KDDI Corp.	46,600	2,984,849
SoftBank Corp.	27,800	1,852,030
Vodafone Group PLC	1,121,531	4,105,158
		9,797,157
TOTAL TELECOMMUNICATION SERVICES		25,024,118
UTILITIES - 0.8%
Electric Utilities - 0.3%
Enel SpA	91,219	440,094
Fortum Corp.	19,227	482,460
Iberdrola SA	214,579	1,586,501
Kyushu Electric Power Co., Inc. (a)	55,200	565,415
Red Electrica Corporacion SA	7,096	650,029
Tohoku Electric Power Co., Inc.	32,900	381,060
		4,105,559
Independent Power Producers & Energy Traders - 0.0%
Drax Group PLC	49,400	470,307
Multi-Utilities - 0.5%
Centrica PLC	166,200	738,834
GDF Suez	146,100	3,599,752
National Grid PLC	120,617	1,751,390
RWE AG	60,340	2,185,617
		8,275,593
TOTAL UTILITIES		12,851,459
TOTAL COMMON STOCKS (Cost $358,515,879)		376,471,672
Nonconvertible Preferred Stocks - 0.3%
	Shares	Value
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Porsche Automobil Holding SE (Germany)	9,200	$ 801,239
Volkswagen AG	14,125	3,252,803
		4,054,042
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC	6,858,000	10,712
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Italia SpA (Risparmio Shares)	673,800	596,959
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,458,528)		4,661,713
Equity Funds - 64.5%

Foreign Large Blend Funds - 43.2%
Fidelity Advisor Overseas Fund Institutional Class (c)	6,490,241	141,422,345
Fidelity Diversified International Fund (c)	6,443,152	236,463,692
Fidelity International Discovery Fund (c)	7,443,642	293,428,368
TOTAL FOREIGN LARGE BLEND FUNDS		671,314,405
Foreign Large Growth Funds - 11.0%
Fidelity Canada Fund (c)	29,859	1,838,704
Fidelity International Capital Appreciation Fund (c)	9,642,960	169,137,512
TOTAL FOREIGN LARGE GROWTH FUNDS		170,976,216
Foreign Large Value Funds - 4.8%
Fidelity International Value Fund (c)	8,547,086	74,274,179
Foreign Small Mid Growth Funds - 2.4%
Fidelity International Small Cap Opportunities Fund (c)	2,715,574	37,339,139
Sector Funds - 1.2%
Fidelity International Real Estate Fund (c)	1,712,198	17,909,593
Equity Funds - continued
	Shares	Value
Other - 1.9%
Fidelity Advisor Global Capital Appreciation Fund Institutional Class (c)	996,302	$ 16,080,320
Fidelity Japan Smaller Companies Fund (c)	1,052,145	13,099,210
TOTAL OTHER		29,179,530
TOTAL EQUITY FUNDS (Cost $917,489,671)		1,000,993,062
U.S. Treasury Obligations - 0.5%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0% to 0.03% 12/26/14 to 2/12/15 (d) (Cost $7,169,801)	$ 7,170,000	7,169,916
Money Market Funds - 10.4%
	Shares
SSgA U.S. Treasury Money Market Fund, 0% (b) (Cost $162,059,006)	162,059,006	162,059,006
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,449,692,885)		1,551,355,369
NET OTHER ASSETS (LIABILITIES) - 0.1%		812,469
NET ASSETS - 100%		$ 1,552,167,838
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
422 CME Nikkei 225 Index Contracts (United States)	Dec. 2014	$ 36,861,700	$ 2,619,313
1,111 NYSE E-mini MSCI EAFE Index Contracts (United States)	Dec. 2014	102,012,020	(1,402,738)
262 NYSE E-mini MSCI EAFE Index Contracts (United States)	Dec. 2014	13,077,730	(922,456)
TOTAL EQUITY INDEX CONTRACTS		$ 151,951,450	$ 294,119

The face value of futures purchased as a percentage of net assets is 9.8%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,059,920.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Global Capital Appreciation Fund Institutional Class	$ 15,365,321	$ -	$ 2,449	$ -	$ 16,080,320
Fidelity Advisor Overseas Fund Institutional Class	130,607,894	18,104,164	8,164	-	141,422,345
Fidelity Canada Fund	1,751,815	-	-	-	1,838,704
Fidelity Diversified International Fund	204,325,988	35,195,332	12,246	-	236,463,692
Fidelity International Capital Appreciation Fund	122,817,258	40,917,154	8,164	-	169,137,512
Fidelity International Discovery Fund	217,523,239	88,446,376	4,791,590	-	293,428,368
Fidelity International Real Estate Fund	17,238,540	339,426	16,327	218,443	17,909,593
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity International Small Cap Opportunities Fund	$ 21,368,396	$ 18,104,165	$ 4,082	$ -	$ 37,339,139
Fidelity International Value Fund	60,512,592	17,187,815	-	-	74,274,179
Fidelity Japan Fund	21,048,268	-	20,479,914	-	-
Fidelity Japan Smaller Companies Fund	18,388,613	-	5,008,164	-	13,099,210
Total	$ 830,947,924	$ 218,294,432	$ 30,331,100	$ 218,443	$ 1,000,993,062
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 48,974,498	$ 41,498,947	$ 7,475,551	$ -
Consumer Staples	41,453,485	16,056,461	25,397,024	-
Energy	21,429,878	2,600,092	18,829,786	-
Financials	98,963,824	70,373,254	28,590,570	-
Health Care	47,001,251	16,684,125	30,317,126	-
Industrials	45,047,497	44,133,831	913,666	-
Information Technology	17,604,329	16,590,007	1,014,322	-
Materials	22,186,087	12,472,893	9,713,193	1
Telecommunication Services	25,621,077	11,973,921	13,647,156	-
Utilities	12,851,459	11,100,069	1,751,390	-
Equity Funds	1,000,993,062	1,000,993,062	-	-
U.S. Treasury Obligations	7,169,916	-	7,169,916	-
Money Market Funds	162,059,006	162,059,006	-	-
Total Investments in Securities:	$ 1,551,355,369	$ 1,406,535,668	$ 144,819,700	$ 1
Derivative Instruments:
Assets
Futures Contracts	$ 2,619,313	$ 2,619,313	$ -	$ -
Liabilities
Futures Contracts	$ (2,325,194)	$ (2,325,194)	$ -	$ -
Total Derivative Instruments:	$ 294,119	$ 294,119	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 7,963,573
Level 2 to Level 1	$ 33,716,657
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $1,462,450,630. Net unrealized appreciation aggregated $88,904,739, of which $138,879,412 related to appreciated investment securities and $49,974,673 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® International
Multi-Manager Fund

November 30, 2014

1.938048.102

STG-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.9%
	Shares	Value
CONSUMER DISCRETIONARY - 10.5%
Auto Components - 1.0%
Autoliv, Inc.	1,186	$ 117,367
Bridgestone Corp.	1,200	41,237
Compagnie Plastic Omnium	492	12,853
Continental AG	719	151,272
DENSO Corp.	5,800	270,812
Valeo SA	397	48,847
		642,388
Automobiles - 2.4%
Bayerische Motoren Werke AG (BMW)	1,339	153,095
Brilliance China Automotive Holdings Ltd.	8,000	13,637
Daimler AG (Germany)	1,752	147,704
Fuji Heavy Industries Ltd.	4,400	160,040
Honda Motor Co. Ltd.	5,600	169,333
Hyundai Motor Co.	1,213	195,034
Isuzu Motors Ltd.	1,000	13,048
Mazda Motor Corp.	1,800	46,480
Peugeot Citroen SA (a)	1,550	19,852
Renault SA	500	40,114
Suzuki Motor Corp.	1,400	44,218
Tata Motors Ltd. sponsored ADR	1,015	46,345
Toyota Motor Corp.	7,300	448,801
Volkswagen AG	57	12,892
Yamaha Motor Co. Ltd.	2,100	44,630
		1,555,223
Diversified Consumer Services - 0.1%
Kroton Educacional SA	5,200	35,962
Hotels, Restaurants & Leisure - 2.1%
Carnival PLC	4,548	200,167
Compass Group PLC	31,561	537,351
Flight Centre Travel Group Ltd.	410	14,105
InterContinental Hotel Group PLC	1,604	67,835
Sands China Ltd.	16,800	100,623
Sodexo SA	450	45,391
Whitbread PLC	3,443	246,687
Yum! Brands, Inc.	1,350	104,288
		1,316,447
Household Durables - 0.6%
Barratt Developments PLC	4,000	28,760
Coway Co. Ltd.	204	15,832
Nikon Corp.	14,700	209,514
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Taylor Wimpey PLC	22,300	$ 46,745
Techtronic Industries Co. Ltd.	19,000	60,759
		361,610
Internet & Catalog Retail - 0.1%
Rakuten, Inc.	2,700	36,367
Start Today Co. Ltd.	800	17,272
Vipshop Holdings Ltd. ADR (a)	1,392	31,821
		85,460
Leisure Products - 0.1%
Sankyo Co. Ltd. (Gunma)	1,100	35,396
Yamaha Corp.	2,700	40,233
		75,629
Media - 2.1%
Altice SA	800	53,817
Dentsu, Inc.	700	26,298
Fuji Media Holdings, Inc.	7,100	91,744
ITV PLC	56,151	187,870
Nippon Television Network Corp.	5,200	77,005
ProSiebenSat.1 Media AG	2,332	99,606
Publicis Groupe SA	1	73
realestate.com.au Ltd.	397	15,343
Reed Elsevier NV	21,579	530,477
Reed Elsevier PLC	2,905	50,504
Telenet Group Holding NV (a)	491	28,066
UBM PLC	3,332	24,748
UBM PLC rights 12/11/14 (a)	2,665	7,451
WPP PLC	7,435	155,461
		1,348,463
Multiline Retail - 0.3%
Dollarama, Inc.	348	16,416
Don Quijote Holdings Co. Ltd.	400	24,934
Lifestyle International Holdings Ltd.	8,000	15,267
Lojas Renner SA	1,234	36,630
Next PLC	668	70,691
Ryohin Keikaku Co. Ltd.	500	58,586
		222,524
Specialty Retail - 1.0%
ABC-MART, Inc.	200	10,041
Esprit Holdings Ltd.	90,350	117,900
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Fielmann AG	216	$ 14,581
H&M Hennes & Mauritz AB (B Shares)	3,393	145,339
Inditex SA	1,715	49,933
Kingfisher PLC	23,343	113,886
Nitori Holdings Co. Ltd.	1,100	60,970
USS Co. Ltd.	7,300	105,335
		617,985
Textiles, Apparel & Luxury Goods - 0.7%
adidas AG	650	52,132
Burberry Group PLC	1,200	30,928
Compagnie Financiere Richemont SA Series A	811	76,253
Gildan Activewear, Inc.	400	23,363
Global Brands Group Holding Ltd. (a)	150,000	33,461
Hermes International SCA	43	14,396
Kering SA	200	41,307
Li & Fung Ltd.	40,000	44,460
LVMH Moet Hennessy - Louis Vuitton SA	885	159,015
		475,315
TOTAL CONSUMER DISCRETIONARY		6,737,006
CONSUMER STAPLES - 11.1%
Beverages - 1.7%
Anheuser-Busch InBev SA NV	1,579	185,592
Asahi Group Holdings	900	28,069
Diageo PLC	2,935	90,469
Embotelladoras Arca S.A.B. de CV	1,963	12,670
Heineken NV (Bearer)	3,171	249,393
ITO EN Ltd.	1,400	26,169
Pernod Ricard SA	3,365	398,797
SABMiller PLC	1,500	83,505
		1,074,664
Food & Staples Retailing - 0.5%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,201	42,547
Carrefour SA	1,608	50,876
Lawson, Inc.	900	55,494
Seven & i Holdings Co., Ltd.	2,000	74,590
Sundrug Co. Ltd.	1,500	60,839
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Tsuruha Holdings, Inc.	400	$ 22,575
Woolworths Ltd.	1,778	47,081
		354,002
Food Products - 3.9%
Danone SA	10,203	719,144
M. Dias Branco SA	1,507	57,644
Nestle SA	15,400	1,155,221
Saputo, Inc.	1,294	37,445
Toyo Suisan Kaisha Ltd.	2,000	67,725
Unilever NV (Certificaten Van Aandelen) (Bearer)	6,574	267,609
Unilever PLC	4,028	169,795
		2,474,583
Household Products - 1.4%
Colgate-Palmolive Co.	3,150	219,209
Reckitt Benckiser Group PLC	7,507	616,198
Svenska Cellulosa AB (SCA) (B Shares)	2,000	47,180
		882,587
Personal Products - 1.2%
Beiersdorf AG	417	37,116
Kao Corp.	12,000	444,358
Kobayashi Pharmaceutical Co. Ltd.	1,600	92,592
Kose Corp.	1,800	63,227
L'Oreal SA	841	143,476
		780,769
Tobacco - 2.4%
British American Tobacco PLC (United Kingdom)	12,308	727,737
Imperial Tobacco Group PLC	2,138	98,851
Japan Tobacco, Inc.	14,900	477,254
KT&G Corp.	2,367	206,024
		1,509,866
TOTAL CONSUMER STAPLES		7,076,471
ENERGY - 4.9%
Energy Equipment & Services - 0.6%
Petrofac Ltd.	3,422	44,098
Technip SA	4,194	272,746
Tecnicas Reunidas SA	1,692	79,949
		396,793
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 4.3%
BG Group PLC	27,320	$ 383,704
Cairn Energy PLC (a)	20,006	50,780
Canadian Natural Resources Ltd.	1,980	66,023
Cenovus Energy, Inc.	1,361	30,112
CNOOC Ltd.	94,000	135,829
Dragon Oil PLC	2,543	19,881
Enbridge, Inc.	2,002	92,195
Galp Energia SGPS SA Class B	2,793	34,035
Genel Energy PLC (a)	1,392	14,296
Imperial Oil Ltd.	2,500	109,532
INPEX Corp.	11,300	119,696
Oil Search Ltd. ADR	7,470	50,659
Peyto Exploration & Development Corp.	665	19,959
Reliance Industries Ltd. GDR (c)	1,429	45,514
Repsol YPF SA	3,276	73,527
Royal Dutch Shell PLC Class A (United Kingdom)	23,637	786,521
Statoil ASA	1,200	22,717
Suncor Energy, Inc.	3,000	94,867
Total SA	8,960	499,988
Tullow Oil PLC	2,407	16,016
Woodside Petroleum Ltd.	1,340	40,762
		2,706,613
TOTAL ENERGY		3,103,406
FINANCIALS - 21.5%
Banks - 10.8%
Australia & New Zealand Banking Group Ltd.	8,871	240,943
Banco Bilbao Vizcaya Argentaria SA	4,234	45,471
Bank of Ireland (a)	227,129	93,216
Bankinter SA	5,606	50,238
Barclays PLC	81,999	312,911
BNP Paribas SA	9,204	590,089
BOC Hong Kong (Holdings) Ltd.	10,500	37,097
Chiba Bank Ltd.	7,000	46,523
China Merchants Bank Co. Ltd. (H Shares)	7,000	14,496
Commonwealth Bank of Australia	1,182	81,185
Credicorp Ltd. (United States)	242	40,090
Criteria CaixaCorp SA	8,846	48,849
Danske Bank A/S	1,783	50,656
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
DBS Group Holdings Ltd.	11,000	$ 167,258
DNB ASA	9,912	164,601
Erste Group Bank AG	2,795	75,695
First Gulf Bank PJSC	2,928	14,309
HDFC Bank Ltd. sponsored ADR	2,728	145,375
HSBC Holdings PLC:
(Hong Kong)	22,400	222,954
(United Kingdom)	53,385	531,219
ING Groep NV (Certificaten Van Aandelen) (a)	29,441	430,411
Intesa Sanpaolo SpA	68,138	209,713
Joyo Bank Ltd.	9,000	45,411
Jyske Bank A/S (Reg.) (a)	641	33,091
Kasikornbank PCL:
NVDR	6,500	48,885
(For. Reg.)	3,400	25,571
KBC Groupe SA (a)	5,493	314,192
Lloyds Banking Group PLC (a)	310,054	389,085
Mitsubishi UFJ Financial Group, Inc.	46,700	268,961
Nordea Bank AB	9,200	114,930
North Pacific Bank Ltd.	9,600	38,169
Oversea-Chinese Banking Corp. Ltd.	2,000	16,072
PT Bank Rakyat Indonesia Tbk	66,800	63,083
Royal Bank of Scotland Group PLC (a)	23,172	143,035
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	4,774	29,312
Seven Bank Ltd.	7,800	33,837
Societe Generale Series A	1,673	82,983
Standard Chartered PLC (United Kingdom)	6,286	92,011
Sumitomo Mitsui Financial Group, Inc.	14,900	559,422
Sumitomo Mitsui Trust Holdings, Inc.	10,000	41,601
Svenska Handelsbanken AB (A Shares)	900	43,959
Swedbank AB (A Shares)	5,400	141,653
Sydbank A/S (a)	1,311	41,037
The Hachijuni Bank Ltd.	6,000	36,693
The Suruga Bank Ltd.	5,000	94,975
The Toronto-Dominion Bank	1,665	84,131
UniCredit SpA	21,322	157,619
Unione di Banche Italiane ScpA	4,040	31,045
United Overseas Bank Ltd.	5,000	92,014
Westpac Banking Corp.	7,600	210,318
		6,886,394
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - 2.0%
Azimut Holding SpA	727	$ 16,724
Banca Generali SpA	907	24,034
Cetip SA - Mercados Organizado	1,000	13,074
CI Financial Corp.	1,323	39,395
Credit Suisse Group AG	4,265	113,798
Daiwa Securities Group, Inc.	9,000	72,317
Julius Baer Group Ltd.	3,692	167,282
Macquarie Group Ltd.	1,284	63,838
Nomura Holdings, Inc.	6,000	36,077
Partners Group Holding AG	217	62,321
Schroders PLC	700	29,467
UBS Group AG	36,390	653,419
		1,291,746
Consumer Finance - 0.1%
ACOM Co. Ltd. (a)	3,400	10,167
AEON Financial Service Co. Ltd.	2,500	53,953
Provident Financial PLC	412	14,724
		78,844
Diversified Financial Services - 0.7%
Fubon Financial Holding Co. Ltd.	25,000	40,065
Hong Kong Exchanges and Clearing Ltd.	1,900	41,380
IG Group Holdings PLC	8,974	94,968
Japan Exchange Group, Inc.	500	12,825
London Stock Exchange Group PLC	1,272	44,804
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,700	17,454
ORIX Corp.	13,300	175,388
		426,884
Insurance - 5.6%
AEGON NV	9,000	70,616
AIA Group Ltd.	82,000	473,692
Amlin PLC	5,807	40,382
Assicurazioni Generali SpA	2,700	58,384
Aviva PLC	26,973	214,524
AXA SA	14,034	338,803
BB Seguridade Participacoes SA	4,900	62,787
Catlin Group Ltd.	5,922	51,015
Direct Line Insurance Group PLC	5,100	23,460
Euler Hermes SA	413	41,890
Fairfax Financial Holdings Ltd. (sub. vtg.)	425	218,829
Gjensidige Forsikring ASA	811	13,907
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Hiscox Ltd.	14,822	$ 162,758
Jardine Lloyd Thompson Group PLC	4,729	65,742
MAPFRE SA (Reg.)	4,063	14,909
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	9,500	79,685
Prudential PLC	15,659	377,950
Sampo Oyj (A Shares)	4,290	211,616
Sanlam Ltd.	1,947	12,869
Sony Financial Holdings, Inc.	11,100	168,396
St. James's Place Capital PLC	4,146	51,420
Suncorp Group Ltd.	3,438	41,950
Tokio Marine Holdings, Inc.	1,100	35,956
Zurich Insurance Group AG	2,319	726,720
		3,558,260
Real Estate Investment Trusts - 0.5%
British Land Co. PLC	3,762	45,130
Derwent London PLC	304	14,431
Fibra Uno Administracion SA de CV	6,800	22,516
Intu Properties PLC	9,775	54,493
Mirvac Group unit	20,575	30,725
Nippon Prologis REIT, Inc.	5	10,896
Unibail-Rodamco	377	99,616
Westfield Corp. unit	8,859	62,491
		340,298
Real Estate Management & Development - 1.8%
AEON MALL Co. Ltd.	990	16,879
Brookfield Asset Management, Inc.	1,077	53,979
China Overseas Land and Investment Ltd.	8,000	24,035
Countrywide PLC	721	4,825
Daito Trust Construction Co. Ltd.	200	22,575
Deutsche Annington Immobilien SE	5,045	162,445
Deutsche Wohnen AG (Bearer)	13,035	312,903
Emaar Properties PJSC (a)	8,383	24,991
GAGFAH SA (a)	6,548	126,243
Hongkong Land Holdings Ltd.	5,000	34,600
Hysan Development Co. Ltd.	4,000	18,491
LEG Immobilien AG	1,220	90,535
Lend Lease Group unit	2,716	35,428
Mitsui Fudosan Co. Ltd.	4,000	115,588
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Sumitomo Realty & Development Co. Ltd.	2,000	$ 69,048
TAG Immobilien AG	6,310	71,267
		1,183,832
TOTAL FINANCIALS		13,766,258
HEALTH CARE - 11.3%
Biotechnology - 0.2%
Actelion Ltd.	500	59,457
CSL Ltd.	1,179	82,835
		142,292
Health Care Equipment & Supplies - 0.8%
Ansell Ltd.	1,355	24,039
Coloplast A/S Series B	420	36,394
Essilor International SA	522	58,612
GN Store Nord A/S	594	12,687
Nihon Kohden Corp.	1,500	75,433
Olympus Corp. (a)	1,500	54,585
Sonova Holding AG Class B	499	75,502
Straumann Holding AG	73	18,887
Sysmex Corp.	1,000	42,960
Terumo Corp.	5,800	131,913
		531,012
Health Care Providers & Services - 0.2%
Fresenius SE & Co. KGaA	900	48,787
Miraca Holdings, Inc.	600	22,769
Odontoprev SA	7,275	26,909
		98,465
Health Care Technology - 0.0%
M3, Inc.	1,000	17,201
Life Sciences Tools & Services - 0.1%
Eurofins Scientific SA	76	18,447
ICON PLC (a)	253	14,052
Morphosys AG (a)	165	16,243
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	413	14,170
		62,912
Pharmaceuticals - 10.0%
Astellas Pharma, Inc.	14,900	214,247
AstraZeneca PLC (United Kingdom)	1,718	127,481
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Bayer AG	7,772	$ 1,168,872
BTG PLC (a)	2,067	26,055
GlaxoSmithKline PLC	24,810	575,574
Hikma Pharmaceuticals PLC	1,802	55,197
Novartis AG	15,229	1,472,682
Novo Nordisk A/S Series B	4,251	193,489
Roche Holding AG (participation certificate)	4,575	1,369,026
Sanofi SA	3,938	380,331
Santen Pharmaceutical Co. Ltd.	5,500	307,628
Shire PLC	2,450	174,634
Sihuan Pharmaceutical Holdings Group Ltd.	24,000	17,949
Teva Pharmaceutical Industries Ltd.	300	17,082
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,923	223,533
UCB SA	445	34,904
		6,358,684
TOTAL HEALTH CARE		7,210,566
INDUSTRIALS - 11.0%
Aerospace & Defense - 0.7%
BAE Systems PLC	4,900	36,822
Cobham PLC	40,829	192,345
Finmeccanica SpA (a)	6,800	65,953
Meggitt PLC	2,671	20,986
Rolls-Royce Group PLC	3,300	43,428
Safran SA	1,000	64,697
		424,231
Air Freight & Logistics - 0.9%
Bollore Group	23	11,354
PostNL NV (a)	23,126	89,518
Yamato Holdings Co. Ltd.	21,100	475,890
		576,762
Airlines - 0.7%
easyJet PLC	2,873	74,180
International Consolidated Airlines Group SA (a)	6,100	43,591
International Consolidated Airlines Group SA CDI (a)	34,623	247,421
Ryanair Holdings PLC sponsored ADR (a)	900	56,601
		421,793
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 0.7%
ASSA ABLOY AB (B Shares)	1,659	$ 90,153
Compagnie de St. Gobain	1,200	55,120
Daikin Industries Ltd.	1,200	79,602
Geberit AG (Reg.)	683	237,928
		462,803
Commercial Services & Supplies - 0.6%
Babcock International Group PLC	3,338	59,283
Brambles Ltd.	29,156	241,142
Intrum Justitia AB	458	13,728
Secom Co. Ltd.	800	46,255
		360,408
Construction & Engineering - 0.4%
ACS Actividades de Construccion y Servicios SA	1,300	45,932
Balfour Beatty PLC	18,779	53,767
Chiyoda Corp.	2,000	17,656
JGC Corp.	8,000	172,076
		289,431
Electrical Equipment - 1.8%
Legrand SA	8,634	452,681
Mitsubishi Electric Corp.	7,000	84,113
Nidec Corp.	1,200	79,449
OSRAM Licht AG	1,290	53,575
Schneider Electric SA	5,670	462,504
Vestas Wind Systems A/S (a)	1,400	51,567
		1,183,889
Industrial Conglomerates - 0.7%
Bidvest Group Ltd.	895	23,681
Hutchison Whampoa Ltd.	9,000	112,801
Keppel Corp. Ltd.	5,000	34,505
Sembcorp Industries Ltd.	8,000	28,034
Siemens AG	1,677	198,217
Toshiba Corp.	9,000	39,991
		437,229
Machinery - 2.1%
Alfa Laval AB	1,471	29,276
Andritz AG	500	27,020
Atlas Copco AB (A Shares)	9,299	268,125
Burckhardt Compression Holding AG	5	2,021
Fanuc Corp.	400	67,456
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
GEA Group AG	1,030	$ 49,219
Glory Ltd.	1,900	49,615
Hitachi Construction Machinery Co. Ltd.	1,200	25,897
IMI PLC	667	12,304
Ishikawajima-Harima Heavy Industries Co. Ltd.	6,000	30,325
Joy Global, Inc.	1,665	81,652
JTEKT Corp.	1,200	19,903
Kawasaki Heavy Industries Ltd.	6,000	26,383
Komatsu Ltd.	7,300	172,853
Kone Oyj (B Shares)	1,113	51,207
Kubota Corp.	1,000	15,626
Makita Corp.	400	20,082
Minebea Ltd.	2,388	29,912
NGK Insulators Ltd.	2,000	44,392
Schindler Holding AG (participation certificate)	1,209	172,419
Sembcorp Marine Ltd.	26,000	62,401
SMC Corp.	200	54,938
Tadano Ltd.	1,000	14,606
		1,327,632
Professional Services - 0.4%
Adecco SA (Reg.)	1,017	71,414
Capita Group PLC	3,788	63,310
Michael Page International PLC	13,608	87,616
Recruit Holdings Co. Ltd. (a)	400	13,141
SEEK Ltd.	1,683	24,474
Temp Holdings Co., Ltd.	500	14,804
		274,759
Road & Rail - 0.4%
Canadian National Railway Co.	475	33,784
Canadian Pacific Railway Ltd.	161	31,130
East Japan Railway Co.	2,800	209,844
		274,758
Trading Companies & Distributors - 1.3%
Ashtead Group PLC	2,570	42,311
Brenntag AG	3,285	180,913
Bunzl PLC	12,193	340,152
Itochu Corp.	7,800	89,751
Mitsubishi Corp.	3,500	66,188
Noble Group Ltd.	44,278	41,591
Rexel SA	1,400	25,921
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Travis Perkins PLC	1,000	$ 28,225
Wolseley PLC	281	15,757
		830,809
Transportation Infrastructure - 0.3%
Abertis Infraestructuras SA	1,633	34,946
China Merchants Holdings International Co. Ltd.	34,308	117,453
Groupe Eurotunnel SA	1,119	14,464
Sydney Airport unit	7,295	27,560
		194,423
TOTAL INDUSTRIALS		7,058,927
INFORMATION TECHNOLOGY - 7.8%
Communications Equipment - 0.7%
Nokia Corp.	5,431	45,095
Telefonaktiebolaget LM Ericsson (B Shares)	31,527	396,154
		441,249
Electronic Equipment & Components - 1.9%
China High Precision Automation Group Ltd. (a)	15,000	580
Halma PLC	12,212	127,803
Hexagon AB (B Shares)	705	22,408
Hirose Electric Co. Ltd.	1,000	126,353
Hitachi Ltd.	38,000	293,366
Hoya Corp.	3,000	106,642
Ingenico SA	144	15,556
Keyence Corp.	300	138,533
Murata Manufacturing Co. Ltd.	1,500	162,048
OMRON Corp.	2,400	111,595
Spectris PLC	2,173	64,049
TDK Corp.	600	36,137
		1,205,070
Internet Software & Services - 0.4%
Alibaba Group Holding Ltd. sponsored ADR	281	31,371
Baidu.com, Inc. sponsored ADR (a)	222	54,414
NetEase, Inc. sponsored ADR	213	22,508
Qihoo 360 Technology Co. Ltd. ADR (a)	162	12,041
Rocket Internet AG (a)	359	25,266
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Tencent Holdings Ltd.	4,300	$ 68,987
YY, Inc. ADR (a)	221	16,895
		231,482
IT Services - 2.0%
Amadeus IT Holding SA Class A	9,260	368,632
Atos Origin SA	328	23,301
Cognizant Technology Solutions Corp. Class A (a)	2,587	139,672
Computershare Ltd.	15,422	151,566
Fujitsu Ltd.	7,000	39,984
Infosys Ltd. sponsored ADR	961	67,116
Nomura Research Institute Ltd.	9,200	286,737
OBIC Co. Ltd.	3,800	121,156
SCSK Corp.	500	12,720
Wirecard AG	779	33,060
WNS Holdings Ltd. sponsored ADR (a)	1,507	30,788
		1,274,732
Semiconductors & Semiconductor Equipment - 1.7%
ams AG	466	17,290
Analog Devices, Inc.	3,102	169,493
ASM International NV (Netherlands)	1,002	42,019
ASM Pacific Technology Ltd.	600	6,108
Infineon Technologies AG	13,300	130,285
MediaTek, Inc.	10,000	146,986
NXP Semiconductors NV (a)	744	57,891
SK Hynix, Inc. (a)	928	40,053
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	17,357	407,369
Texas Instruments, Inc.	1,443	78,528
		1,096,022
Software - 0.6%
Check Point Software Technologies Ltd. (a)	1,029	79,552
Constellation Software, Inc.	42	12,157
Dassault Systemes SA	2,698	176,363
Nintendo Co. Ltd.	100	11,591
SAP AG	1,596	112,493
		392,156
Technology Hardware, Storage & Peripherals - 0.5%
Lenovo Group Ltd.	36,000	50,505
NEC Corp.	7,000	21,994
Neopost SA	1,948	138,116
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Samsung Electronics Co. Ltd.	29	$ 33,525
Seiko Epson Corp.	1,700	82,054
		326,194
TOTAL INFORMATION TECHNOLOGY		4,966,905
MATERIALS - 6.3%
Chemicals - 4.3%
Air Liquide SA	430	54,110
Akzo Nobel NV	8,206	566,920
Asahi Kasei Corp.	9,000	78,238
BASF AG	833	75,623
Clariant AG (Reg.)	9,010	163,182
Givaudan SA	209	372,469
HEXPOL AB (B Shares)	150	13,196
JSR Corp.	9,500	169,890
Kuraray Co. Ltd.	1,900	23,127
Linde AG	2,135	402,861
Nippon Paint Holdings Co. Ltd.	1,000	25,860
Royal DSM NV	800	52,593
Shin-Etsu Chemical Co., Ltd.	3,100	208,643
Sigma Aldrich Corp.	1,352	184,683
Sika AG (Bearer)	4	15,226
Symrise AG	3,860	230,698
Syngenta AG (Switzerland)	249	82,039
Yara International ASA	887	37,716
		2,757,074
Construction Materials - 0.3%
CEMEX S.A.B. de CV unit	10,257	12,805
CRH PLC	1,300	30,620
HeidelbergCement Finance AG	966	73,236
James Hardie Industries PLC CDI	5,435	55,958
		172,619
Containers & Packaging - 0.2%
Rexam PLC	13,184	93,165
Smurfit Kappa Group PLC	1,052	24,370
		117,535
Metals & Mining - 1.5%
Anglo American PLC (United Kingdom)	4,700	96,823
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
BHP Billiton Ltd.	3,075	$ 79,734
BHP Billiton PLC	2,484	58,517
Glencore Xstrata PLC	31,014	155,214
Hitachi Metals Ltd.	2,000	34,587
Iluka Resources Ltd.	10,986	64,034
Randgold Resources Ltd.	485	31,709
Rio Tinto PLC	8,772	407,746
		928,364
Paper & Forest Products - 0.0%
Mondi PLC	1,456	24,903
TOTAL MATERIALS		4,000,495
TELECOMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 1.8%
Bezeq The Israel Telecommunication Corp. Ltd.	8,500	15,039
BT Group PLC	34,773	222,619
Deutsche Telekom AG	4,916	83,537
Hellenic Telecommunications Organization SA (a)	2,950	36,132
HKT Trust/HKT Ltd. unit	27,140	33,771
Iliad SA	121	29,715
Koninklijke KPN NV	32,375	107,654
Orange SA	4,400	77,539
PCCW Ltd.	29,000	19,445
Swisscom AG	130	78,908
TDC A/S	13,593	110,176
Telecom Italia SpA (a)	30,098	33,901
Telenor ASA	5,045	106,503
Telstra Corp. Ltd.	34,383	166,469
		1,121,408
Wireless Telecommunication Services - 3.9%
Advanced Info Service PCL (For. Reg.)	3,200	23,189
China Mobile Ltd.	22,768	281,052
Drillisch AG	800	29,360
KDDI Corp.	17,500	1,120,920
Mobile TeleSystems OJSC (a)	4,952	24,959
MTN Group Ltd.	2,086	41,094
Philippine Long Distance Telephone Co.	505	33,652
SK Telecom Co. Ltd.	1,142	289,447
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
SoftBank Corp.	1,100	$ 73,282
Vodafone Group PLC	159,417	583,517
		2,500,472
TOTAL TELECOMMUNICATION SERVICES		3,621,880
UTILITIES - 1.8%
Electric Utilities - 0.4%
Fortum Corp.	855	21,454
Iberdrola SA	10,527	77,832
Red Electrica Corporacion SA	400	36,642
Scottish & Southern Energy PLC	2,772	71,010
Tohoku Electric Power Co., Inc.	1,600	18,532
		225,470
Gas Utilities - 0.3%
APA Group unit	7,645	51,195
China Resources Gas Group Ltd.	20,000	56,220
ENN Energy Holdings Ltd.	4,000	24,448
Tokyo Gas Co. Ltd.	17,000	92,679
		224,542
Independent Power Producers & Energy Traders - 0.0%
Drax Group PLC	2,400	22,843
Multi-Utilities - 1.1%
Canadian Utilities Ltd. Class A (non-vtg.)	1,750	61,093
Centrica PLC	13,847	61,556
GDF Suez	17,198	423,741
National Grid PLC	4,851	70,438
RWE AG	2,000	72,443
		689,271
TOTAL UTILITIES		1,162,126
TOTAL COMMON STOCKS (Cost $49,417,548)		58,704,040
Nonconvertible Preferred Stocks - 1.0%
	Shares	Value
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG	500	$ 115,143
CONSUMER STAPLES - 0.6%
Beverages - 0.1%
Ambev SA sponsored ADR	11,216	73,465
Household Products - 0.5%
Henkel AG & Co. KGaA	2,812	311,965
TOTAL CONSUMER STAPLES		385,430
FINANCIALS - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA	2,420	36,547
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC	297,000	464
MATERIALS - 0.0%
Metals & Mining - 0.0%
Gerdau SA sponsored ADR	7,970	33,235
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Telecom Italia SpA (Risparmio Shares)	51,546	45,668
Telefonica Brasil SA sponsored ADR	1,386	28,496
		74,164
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $550,143)		644,983
U.S. Treasury Obligations - 0.2%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.03% 1/22/15 to 2/5/15 (d) (Cost $129,996)	$ 130,000	129,998
Money Market Funds - 6.7%
	Shares	Value
SSgA U.S. Treasury Money Market Fund, 0% (b) (Cost $4,302,233)	4,302,233	$ 4,302,233
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $54,399,920)		63,781,254
NET OTHER ASSETS (LIABILITIES) - 0.2%		130,607
NET ASSETS - 100%		$ 63,911,861
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
8 CME Nikkei 225 Index Contracts (United States)	Dec. 2014	$ 698,800	$ 51,718
21 NYSE E-mini MSCI EAFE Index Contracts (United States)	Dec. 2014	1,928,220	(56,888)
TOTAL EQUITY INDEX CONTRACTS		$ 2,627,020	$ (5,170)

The face value of futures purchased as a percentage of net assets is 4.1%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $45,514 or 0.1% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $129,998.
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,852,149	$ 5,696,666	$ 1,155,483	$ -
Consumer Staples	7,461,901	4,146,334	3,315,567	-
Energy	3,103,406	1,274,647	1,828,759	-
Financials	13,802,805	9,491,458	4,311,347	-
Health Care	7,210,566	2,900,267	4,310,299	-
Industrials	7,059,391	6,781,725	277,666	-
Information Technology	4,966,905	4,196,610	769,715	580
Materials	4,033,730	3,246,542	787,188	-
Telecommunication Services	3,696,044	1,909,844	1,786,200	-
Utilities	1,162,126	1,091,688	70,438	-
U.S. Treasury Obligations	129,998	-	129,998	-
Money Market Funds	4,302,233	4,302,233	-	-
Total Investments in Securities:	$ 63,781,254	$ 45,038,014	$ 18,742,660	$ 580
Derivative Instruments:
Assets
Futures Contracts	$ 51,718	$ 51,718	$ -	$ -
Liabilities
Futures Contracts	$ (56,888)	$ (56,888)	$ -	$ -
Total Derivative Instruments:	$ (5,170)	$ (5,170)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 1,096,304
Level 2 to Level 1	$ 6,853,065
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $54,492,208. Net unrealized appreciation aggregated $9,289,046, of which $11,557,989 related to appreciated investment securities and $2,268,943 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Small-Mid Cap Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to
the general public

November 30, 2014

1.912861.104

SMC-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 45.5%
	Shares	Value
CONSUMER DISCRETIONARY - 6.4%
Auto Components - 0.7%
BorgWarner, Inc.	35,038	$ 1,981,749
Dana Holding Corp.	521,863	11,063,496
Gentex Corp.	478,665	17,021,327
Remy International, Inc.	20,500	377,200
Tower International, Inc. (a)	169,225	4,320,314
Visteon Corp. (a)	113,985	11,170,530
		45,934,616
Automobiles - 0.0%
Harley-Davidson, Inc.	19,152	1,334,511
Distributors - 0.1%
LKQ Corp. (a)	189,663	5,509,710
Pool Corp.	72,257	4,292,788
		9,802,498
Diversified Consumer Services - 0.5%
Apollo Education Group, Inc. Class A (non-vtg.) (a)	181,694	5,672,487
Capella Education Co.	65,000	4,431,700
H&R Block, Inc.	477,912	16,076,960
LifeLock, Inc. (a)	455,912	7,527,107
		33,708,254
Hotels, Restaurants & Leisure - 1.1%
BJ's Restaurants, Inc. (a)	26,049	1,280,569
Bloomin' Brands, Inc. (a)	178,950	4,074,692
Choice Hotels International, Inc.	76,934	4,262,913
Domino's Pizza, Inc.	57,136	5,362,214
Hyatt Hotels Corp. Class A (a)	225,608	13,295,079
Jack in the Box, Inc.	111,264	8,289,168
La Quinta Holdings, Inc.	259,800	5,720,796
Marriott Vacations Worldwide Corp.	85,700	6,299,807
Pinnacle Entertainment, Inc. (a)	159,048	3,958,705
Royal Caribbean Cruises Ltd.	118,390	8,730,079
Sonic Corp.	260,400	7,080,276
Starwood Hotels & Resorts Worldwide, Inc.	33,187	2,621,773
The Cheesecake Factory, Inc.	80,702	3,908,398
Wendy's Co.	121,400	1,058,608
		75,943,077
Household Durables - 0.4%
D.R. Horton, Inc.	66,450	1,693,811
Garmin Ltd.	53,100	3,042,630
Helen of Troy Ltd. (a)	42,147	2,725,225
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
iRobot Corp. (a)	84,938	$ 3,093,442
M.D.C. Holdings, Inc.	387,279	10,189,310
Standard Pacific Corp. (a)	488,145	3,685,495
Toll Brothers, Inc. (a)	70,850	2,479,042
		26,908,955
Internet & Catalog Retail - 0.1%
Lands' End, Inc. (a)	101,865	4,846,737
Shutterfly, Inc. (a)	111,239	4,756,580
		9,603,317
Leisure Products - 0.2%
Brunswick Corp.	220,009	10,930,047
Polaris Industries, Inc.	24,866	3,896,751
		14,826,798
Media - 1.0%
Cablevision Systems Corp. - NY Group Class A	108,965	2,214,169
Discovery Communications, Inc. Class A (a)	33,400	1,165,660
Gannett Co., Inc.	275,425	8,965,084
Gray Television, Inc. (a)	418,100	4,344,059
IMAX Corp. (a)	179,814	5,642,563
Lions Gate Entertainment Corp.	189,350	6,418,965
Sinclair Broadcast Group, Inc. Class A	129,215	3,767,909
Starz Series A (a)	219,305	7,234,872
Tribune Media Co. Class A (a)	430,280	29,241,829
		68,995,110
Specialty Retail - 1.7%
American Eagle Outfitters, Inc.	680,000	9,588,000
ANN, Inc. (a)	99,031	3,637,409
Cabela's, Inc. Class A (a)	17,187	932,223
CST Brands, Inc.	519,170	22,666,962
DSW, Inc. Class A	115,459	4,096,485
Express, Inc. (a)	441,708	6,603,535
Five Below, Inc. (a)	64,489	3,009,057
Foot Locker, Inc.	232,020	13,292,426
Group 1 Automotive, Inc.	54,399	4,869,254
Lithia Motors, Inc. Class A (sub. vtg.)	128,539	9,448,902
Monro Muffler Brake, Inc.	6,363	348,629
New York & Co., Inc. (a)	121,200	333,300
Office Depot, Inc. (a)	2,129,672	14,119,725
Outerwall, Inc. (a)	47,494	3,337,878
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
PetSmart, Inc.	19,553	$ 1,539,994
Pier 1 Imports, Inc.	215,979	2,980,510
Restoration Hardware Holdings, Inc. (a)	88,100	7,441,807
Ross Stores, Inc.	12,700	1,161,796
Select Comfort Corp. (a)	59,200	1,559,328
Signet Jewelers Ltd.	51,260	6,713,010
Vitamin Shoppe, Inc. (a)	52,008	2,489,103
Williams-Sonoma, Inc.	15,458	1,152,548
		121,321,881
Textiles, Apparel & Luxury Goods - 0.6%
Carter's, Inc.	56,616	4,711,017
Crocs, Inc. (a)	43,300	575,024
Deckers Outdoor Corp. (a)	142,540	13,786,469
Fossil Group, Inc. (a)	50,220	5,610,578
G-III Apparel Group Ltd. (a)	57,244	5,065,522
Hanesbrands, Inc.	62,000	7,174,640
Movado Group, Inc.	87,754	2,521,172
Steven Madden Ltd. (a)	125,548	4,281,187
		43,725,609
TOTAL CONSUMER DISCRETIONARY		452,104,626
CONSUMER STAPLES - 1.0%
Food & Staples Retailing - 0.2%
Casey's General Stores, Inc.	90,375	7,566,195
Fresh Market, Inc. (a)	147,620	6,046,515
United Natural Foods, Inc. (a)	45,070	3,388,813
		17,001,523
Food Products - 0.6%
B&G Foods, Inc. Class A	112,279	3,213,425
Ingredion, Inc.	18,650	1,552,240
Lancaster Colony Corp.	50,852	4,775,003
Pilgrims Pride Corp. (a)	296,375	9,572,913
Pinnacle Foods, Inc.	185,825	6,323,625
The Hain Celestial Group, Inc. (a)	82,586	9,350,387
WhiteWave Foods Co. (a)	131,100	4,802,193
		39,589,786
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 0.2%
Energizer Holdings, Inc.	15,315	$ 1,991,256
Spectrum Brands Holdings, Inc.	125,498	11,542,051
		13,533,307
Personal Products - 0.0%
Elizabeth Arden, Inc. (a)	64,300	1,117,534
TOTAL CONSUMER STAPLES		71,242,150
ENERGY - 2.4%
Energy Equipment & Services - 0.8%
Atwood Oceanics, Inc.	62,267	1,998,148
Dril-Quip, Inc. (a)	66,122	5,273,230
Helix Energy Solutions Group, Inc. (a)	162,600	3,718,662
Helmerich & Payne, Inc.	13,508	939,481
Hornbeck Offshore Services, Inc. (a)	84,924	2,253,883
ION Geophysical Corp. (a)	374,400	924,768
McDermott International, Inc. (a)	148,200	526,110
Newpark Resources, Inc. (a)	395,300	4,138,791
Oceaneering International, Inc.	114,195	7,161,168
Patterson-UTI Energy, Inc.	162,390	2,872,679
Precision Drilling Corp.	1,384,610	8,923,984
SEACOR Holdings, Inc. (a)	171,092	12,171,485
TETRA Technologies, Inc. (a)	268,000	1,701,800
		52,604,189
Oil, Gas & Consumable Fuels - 1.6%
Abraxas Petroleum Corp. (a)	801,800	2,665,985
Bonanza Creek Energy, Inc. (a)	22,500	612,450
Carrizo Oil & Gas, Inc. (a)	170,847	6,741,623
Delek U.S. Holdings, Inc.	275,539	8,238,616
Diamondback Energy, Inc. (a)	55,000	3,102,000
Energen Corp.	60,029	3,584,932
GasLog Ltd.	96,225	1,697,409
Gulfport Energy Corp. (a)	450,220	21,489,001
Laredo Petroleum Holdings, Inc. (a)	141,123	1,474,735
Newfield Exploration Co. (a)	180,020	4,901,945
Oasis Petroleum, Inc. (a)	183,723	3,376,829
PBF Energy, Inc. Class A	325,200	9,190,152
Pioneer Natural Resources Co.	30,175	4,321,965
Rosetta Resources, Inc. (a)	73,300	2,156,486
SemGroup Corp. Class A	48,438	3,583,928
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Sunoco Logistics Partners, LP	262,572	$ 12,330,381
Synergy Resources Corp. (a)	209,688	2,057,039
Tesoro Corp.	38,367	2,939,680
Tsakos Energy Navigation Ltd.	930,950	6,656,293
Ultra Petroleum Corp. (a)	170,107	3,376,624
Valero Energy Corp.	24,400	1,186,084
Western Refining, Inc.	58,905	2,421,585
Whiting Petroleum Corp. (a)	188,682	7,881,247
		115,986,989
TOTAL ENERGY		168,591,178
FINANCIALS - 10.0%
Banks - 2.9%
BankUnited, Inc.	231,216	6,982,723
CIT Group, Inc.	396,206	19,334,853
City National Corp.	64,783	5,000,600
Columbia Banking Systems, Inc.	61,605	1,692,289
Comerica, Inc.	500,388	23,323,085
Cullen/Frost Bankers, Inc.	36,834	2,750,026
CVB Financial Corp.	99,126	1,503,741
East West Bancorp, Inc.	219,256	8,062,043
First Niagara Financial Group, Inc.	288,250	2,355,003
First Republic Bank	55,995	2,885,422
FirstMerit Corp.	207,696	3,715,681
Hancock Holding Co.	190,146	6,219,676
Home Bancshares, Inc.	118,249	3,744,946
Huntington Bancshares, Inc.	1,308,825	13,232,221
IBERIABANK Corp.	60,754	3,968,451
Investors Bancorp, Inc.	1,535,378	16,597,436
PacWest Bancorp	120,256	5,591,904
PrivateBancorp, Inc.	68,767	2,162,722
Prosperity Bancshares, Inc.	48,485	2,723,887
Regions Financial Corp.	195,504	1,968,725
SVB Financial Group (a)	196,375	20,648,831
Synovus Financial Corp.	88,383	2,283,817
TCF Financial Corp.	195,000	3,026,400
Texas Capital Bancshares, Inc. (a)	49,540	2,731,140
UMB Financial Corp.	119,396	6,625,284
Umpqua Holdings Corp.	425,633	7,231,505
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
United Community Bank, Inc.	465,000	$ 8,184,000
Webster Financial Corp.	640,425	20,154,175
		204,700,586
Capital Markets - 1.3%
Affiliated Managers Group, Inc. (a)	20,176	4,107,632
American Capital Ltd. (a)	1,126,760	16,890,132
Ameriprise Financial, Inc.	22,300	2,938,471
Ares Capital Corp.	301,741	4,963,639
E*TRADE Financial Corp. (a)	209,516	4,779,060
Eaton Vance Corp. (non-vtg.)	90,425	3,778,861
Greenhill & Co., Inc.	54,148	2,399,839
Janus Capital Group, Inc.	314,510	4,944,097
Lazard Ltd. Class A	154,273	7,948,145
Raymond James Financial, Inc.	478,251	26,925,531
Stifel Financial Corp. (a)	179,796	8,725,500
T. Rowe Price Group, Inc.	17,757	1,482,177
The Blackstone Group LP	42,350	1,419,572
Waddell & Reed Financial, Inc. Class A	29,978	1,441,342
WisdomTree Investments, Inc.	61,700	937,223
		93,681,221
Consumer Finance - 0.5%
Ally Financial, Inc. (a)	633,970	15,075,807
Discover Financial Services	155,850	10,215,968
PRA Group, Inc. (a)	170,425	9,973,271
SLM Corp.	254,450	2,463,076
		37,728,122
Diversified Financial Services - 0.5%
Leucadia National Corp.	33,736	780,314
MarketAxess Holdings, Inc.	56,072	3,676,641
Voya Financial, Inc.	701,932	29,396,912
		33,853,867
Insurance - 1.9%
Allied World Assurance Co.	698,029	26,315,693
American Equity Investment Life Holding Co.	177,934	4,804,218
Amtrust Financial Services, Inc.	130,638	6,704,342
Cincinnati Financial Corp.	44,302	2,257,187
CNO Financial Group, Inc.	922,100	15,989,214
FNF Group	682,420	22,110,408
FNFV Group (a)	163,048	2,326,695
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
HCC Insurance Holdings, Inc.	157,255	$ 8,345,523
Lincoln National Corp.	189,150	10,711,565
Primerica, Inc.	34,394	1,803,277
Reinsurance Group of America, Inc.	46,446	3,981,351
Torchmark Corp.	41,658	2,239,118
Unum Group	48,881	1,623,827
White Mountains Insurance Group Ltd.	27,726	17,571,907
XL Group PLC Class A	182,300	6,475,296
		133,259,621
Real Estate Investment Trusts - 2.1%
American Residential Properties, Inc. (a)	160,637	2,854,519
BioMed Realty Trust, Inc.	884,426	18,970,938
Brandywine Realty Trust (SBI)	387,475	5,990,364
CBL & Associates Properties, Inc.	332,225	6,461,776
Chesapeake Lodging Trust	145,943	4,941,630
Corrections Corp. of America	130,906	4,745,343
Cousins Properties, Inc.	333,718	4,084,708
DuPont Fabros Technology, Inc.	425,000	13,850,750
Essex Property Trust, Inc.	6,600	1,335,906
Extra Space Storage, Inc.	63,470	3,761,867
Glimcher Realty Trust	175,928	2,420,769
iStar Financial, Inc. (a)	418,114	5,974,849
Kite Realty Group Trust	245,020	6,684,146
Liberty Property Trust (SBI)	434,400	15,369,072
Medical Properties Trust, Inc.	280,370	3,885,928
Mid-America Apartment Communities, Inc.	73,496	5,413,715
National Retail Properties, Inc.	52,048	2,005,409
Prologis, Inc.	28,139	1,189,717
Rayonier, Inc.	107,268	2,926,271
Ryman Hospitality Properties, Inc.	300,350	15,642,228
Strategic Hotel & Resorts, Inc. (a)	665,000	8,831,200
Sunstone Hotel Investors, Inc.	457,925	7,331,379
Weyerhaeuser Co.	76,916	2,715,904
		147,388,388
Real Estate Management & Development - 0.7%
Alexander & Baldwin, Inc.	519,078	19,766,490
CBRE Group, Inc. (a)	485,100	16,367,274
Jones Lang LaSalle, Inc.	38,268	5,574,117
Realogy Holdings Corp. (a)	206,370	9,497,147
		51,205,028
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
BofI Holding, Inc. (a)	39,825	$ 3,142,989
EverBank Financial Corp.	293,395	5,527,562
		8,670,551
TOTAL FINANCIALS		710,487,384
HEALTH CARE - 5.1%
Biotechnology - 0.6%
Alnylam Pharmaceuticals, Inc. (a)	48,544	4,881,099
Cubist Pharmaceuticals, Inc. (a)	131,546	9,972,502
Exact Sciences Corp. (a)	255,721	6,346,995
Incyte Corp. (a)	86,600	6,542,630
Ligand Pharmaceuticals, Inc. Class B (a)	118,600	6,386,610
NPS Pharmaceuticals, Inc. (a)	130,632	4,334,370
Repligen Corp. (a)	93,002	2,126,956
Seattle Genetics, Inc. (a)	92,815	3,382,179
		43,973,341
Health Care Equipment & Supplies - 1.4%
Accuray, Inc. (a)	164,640	1,134,370
Alere, Inc. (a)	149,717	5,972,211
DexCom, Inc. (a)	98,202	5,053,475
Globus Medical, Inc. (a)	211,890	4,881,946
Hologic, Inc. (a)	455,000	12,194,000
IDEXX Laboratories, Inc. (a)	42,781	6,389,342
Insulet Corp. (a)	99,851	4,652,058
NuVasive, Inc. (a)	261,255	11,476,932
Sirona Dental Systems, Inc. (a)	131,907	11,395,446
St. Jude Medical, Inc.	36,864	2,505,277
Steris Corp.	221,853	14,143,129
The Cooper Companies, Inc.	18,555	3,133,940
Thoratec Corp. (a)	85,949	2,680,749
West Pharmaceutical Services, Inc.	177,948	9,255,075
Zimmer Holdings, Inc.	28,976	3,253,715
		98,121,665
Health Care Providers & Services - 1.9%
Air Methods Corp. (a)	91,857	4,076,614
AMN Healthcare Services, Inc. (a)	202,425	3,465,516
Brookdale Senior Living, Inc. (a)	331,360	11,736,771
Catamaran Corp. (a)	84,610	4,313,001
Centene Corp. (a)	67,690	6,685,741
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Chemed Corp.	53,310	$ 5,869,964
Cigna Corp.	14,228	1,463,919
Community Health Systems, Inc. (a)	101,269	4,767,745
Community Health Systems, Inc. rights 1/27/16 (a)	217,797	6,534
Envision Healthcare Holdings, Inc. (a)	115,398	4,080,473
ExamWorks Group, Inc. (a)	386,433	15,206,139
HealthSouth Corp.	271,964	11,185,879
Henry Schein, Inc. (a)	22,266	3,054,895
Kindred Healthcare, Inc.	345,100	6,864,039
Laboratory Corp. of America Holdings (a)	48,650	5,090,736
MEDNAX, Inc. (a)	80,569	5,274,047
Premier, Inc. (a)	108,900	3,704,778
Select Medical Holdings Corp.	293,981	4,242,146
Tenet Healthcare Corp. (a)	97,392	4,679,686
Universal Health Services, Inc. Class B	156,610	16,384,538
VCA, Inc. (a)	214,157	10,136,051
		132,289,212
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (a)	224,300	2,696,086
HMS Holdings Corp. (a)	83,431	1,740,371
MedAssets, Inc. (a)	90,776	1,755,608
		6,192,065
Life Sciences Tools & Services - 0.6%
Affymetrix, Inc. (a)	201,700	1,841,521
Bio-Techne Corp.	45,629	4,180,073
Cambrex Corp. (a)	50,219	1,142,482
Charles River Laboratories International, Inc. (a)	129,559	8,388,945
ICON PLC (a)	37,115	2,061,367
PAREXEL International Corp. (a)	214,193	12,532,432
PerkinElmer, Inc.	162,729	7,399,288
Quintiles Transnational Holdings, Inc. (a)	66,005	3,816,409
Waters Corp. (a)	34,284	3,973,516
		45,336,033
Pharmaceuticals - 0.5%
Jazz Pharmaceuticals PLC (a)	79,088	14,005,694
Nektar Therapeutics (a)	318,133	5,303,277
Pacira Pharmaceuticals, Inc. (a)	104,619	9,826,863
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Perrigo Co. PLC	11,954	$ 1,914,911
Salix Pharmaceuticals Ltd. (a)	83,589	8,583,754
		39,634,499
TOTAL HEALTH CARE		365,546,815
INDUSTRIALS - 7.4%
Aerospace & Defense - 0.9%
AeroVironment, Inc. (a)	37,820	1,047,992
BE Aerospace, Inc. (a)	22,202	1,728,870
HEICO Corp. Class A	159,798	7,230,860
Hexcel Corp. (a)	271,383	11,748,170
Huntington Ingalls Industries, Inc.	23,160	2,523,745
KEYW Holding Corp. (a)	136,700	1,477,727
Spirit AeroSystems Holdings, Inc. Class A (a)	132,000	5,690,520
Teledyne Technologies, Inc. (a)	172,384	18,429,573
Textron, Inc.	68,800	2,980,416
TransDigm Group, Inc.	41,203	8,149,541
Triumph Group, Inc.	53,995	3,674,900
		64,682,314
Air Freight & Logistics - 0.1%
Forward Air Corp.	94,603	4,631,763
Airlines - 0.3%
Allegiant Travel Co.	20,793	2,916,426
JetBlue Airways Corp. (a)	917,775	13,427,048
Spirit Airlines, Inc. (a)	39,600	3,274,524
		19,617,998
Building Products - 0.5%
A.O. Smith Corp.	271,183	14,624,899
Continental Building Products, Inc. (a)	170,050	2,839,835
Owens Corning	414,448	14,439,368
Universal Forest Products, Inc.	26,550	1,267,497
		33,171,599
Commercial Services & Supplies - 0.6%
Clean Harbors, Inc. (a)	53,950	2,522,163
Covanta Holding Corp.	195,900	4,911,213
Herman Miller, Inc.	40,347	1,226,145
Interface, Inc.	97,678	1,476,891
Pitney Bowes, Inc.	532,208	13,102,961
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
R.R. Donnelley & Sons Co.	341,775	$ 5,755,491
Steelcase, Inc. Class A	703,860	12,331,627
Tetra Tech, Inc.	131,777	3,581,699
		44,908,190
Construction & Engineering - 0.1%
KBR, Inc.	165,400	2,785,336
MasTec, Inc. (a)	118,508	2,856,043
Quanta Services, Inc. (a)	190,816	5,819,888
		11,461,267
Electrical Equipment - 0.4%
Acuity Brands, Inc.	41,252	5,701,026
Encore Wire Corp.	344,199	12,621,777
Generac Holdings, Inc. (a)	117,603	5,101,618
Regal-Beloit Corp.	86,980	6,290,394
Rockwell Automation, Inc.	14,300	1,650,363
		31,365,178
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	57,711	5,159,363
Machinery - 2.3%
Allison Transmission Holdings, Inc.	1,029,028	33,844,731
Chart Industries, Inc. (a)	24,324	965,906
CLARCOR, Inc.	108,409	7,143,069
Crane Co.	62,623	3,696,636
Flowserve Corp.	69,407	4,085,990
Graco, Inc.	48,090	3,852,009
Harsco Corp.	32,200	623,392
IDEX Corp.	63,011	4,839,875
ITT Corp.	458,857	18,996,680
Lincoln Electric Holdings, Inc.	134,401	9,682,248
Manitowoc Co., Inc.	96,900	1,951,566
Meritor, Inc. (a)	155,200	2,185,216
Middleby Corp. (a)	44,978	4,301,696
Oshkosh Truck Corp.	411,510	18,682,554
Parker Hannifin Corp.	9,842	1,269,913
Rexnord Corp. (a)	123,296	3,396,805
Terex Corp.	55,127	1,582,145
Trinity Industries, Inc.	525,089	16,834,353
Twin Disc, Inc.	50,845	1,163,334
WABCO Holdings, Inc. (a)	49,250	5,054,035
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Wabtec Corp.	134,205	$ 11,875,800
Woodward, Inc.	98,763	5,104,072
		161,132,025
Marine - 0.2%
Danaos Corp. (a)	125,433	709,951
Kirby Corp. (a)	145,382	13,977,025
		14,686,976
Professional Services - 0.5%
Equifax, Inc.	30,530	2,428,662
FTI Consulting, Inc. (a)	45,700	1,771,789
Huron Consulting Group, Inc. (a)	84,156	5,820,229
Korn/Ferry International (a)	225,000	6,108,750
On Assignment, Inc. (a)	234,189	7,196,628
Robert Half International, Inc.	70,700	4,015,053
Towers Watson & Co.	57,398	6,483,678
TrueBlue, Inc. (a)	97,212	2,231,015
		36,055,804
Road & Rail - 0.8%
AMERCO	44,283	12,319,531
Con-way, Inc.	269,215	13,336,911
J.B. Hunt Transport Services, Inc.	49,570	4,091,012
Kansas City Southern	19,392	2,306,484
Knight Transportation, Inc.	190,963	6,353,339
Landstar System, Inc.	18,419	1,480,519
Old Dominion Freight Lines, Inc. (a)	67,069	5,435,272
Ryder System, Inc.	38,500	3,677,520
Swift Transporation Co. (a)	200,941	5,841,355
		54,841,943
Trading Companies & Distributors - 0.6%
AerCap Holdings NV (a)	295,000	13,071,450
GATX Corp.	233,600	14,469,184
MRC Global, Inc. (a)	134,551	2,719,276
MSC Industrial Direct Co., Inc. Class A	27,007	2,097,634
United Rentals, Inc. (a)	46,551	5,274,694
Watsco, Inc.	43,834	4,449,151
WESCO International, Inc. (a)	52,180	4,299,110
		46,380,499
TOTAL INDUSTRIALS		528,094,919
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 8.5%
Communications Equipment - 0.9%
Arris Group, Inc. (a)	507,621	$ 15,111,877
Aviat Networks, Inc. (a)	105,200	158,852
Brocade Communications Systems, Inc.	871,755	9,859,549
Ceragon Networks Ltd. (a)	172,700	186,516
Ciena Corp. (a)	631,775	10,443,241
F5 Networks, Inc. (a)	67,695	8,745,517
Finisar Corp. (a)	222,881	3,800,121
Infinera Corp. (a)	245,800	3,350,254
JDS Uniphase Corp. (a)	631,189	8,420,061
Riverbed Technology, Inc. (a)	200,881	4,153,215
		64,229,203
Electronic Equipment & Components - 1.9%
Arrow Electronics, Inc. (a)	122,061	7,133,245
Avnet, Inc.	128,480	5,626,139
Cognex Corp. (a)	207,273	8,438,084
Dolby Laboratories, Inc. Class A	45,400	2,014,852
FEI Co.	53,470	4,579,171
FLIR Systems, Inc.	317,156	10,063,360
II-VI, Inc. (a)	129,600	1,719,792
Ingram Micro, Inc. Class A (a)	190,520	5,225,964
InvenSense, Inc. (a)	189,029	2,739,030
IPG Photonics Corp. (a)	196,156	14,140,886
Itron, Inc. (a)	135,540	5,475,816
Jabil Circuit, Inc.	119,964	2,489,253
Littelfuse, Inc.	73,400	7,055,942
Maxwell Technologies, Inc. (a)	82,300	846,867
Mercury Systems, Inc. (a)	186,400	2,408,288
National Instruments Corp.	110,771	3,565,718
OSI Systems, Inc. (a)	26,420	1,864,459
Plexus Corp. (a)	89,117	3,476,454
Rogers Corp. (a)	53,510	3,789,578
ScanSource, Inc. (a)	72,403	2,813,581
SYNNEX Corp.	214,144	15,298,447
Tech Data Corp. (a)	323,388	20,156,774
Trimble Navigation Ltd. (a)	186,983	5,258,897
Universal Display Corp. (a)	35,758	991,927
		137,172,524
Internet Software & Services - 0.8%
AOL, Inc. (a)	138,600	6,397,776
Bankrate, Inc. (a)	146,000	1,706,740
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Constant Contact, Inc. (a)	165,693	$ 5,414,847
CoStar Group, Inc. (a)	45,556	7,756,365
DealerTrack Holdings, Inc. (a)	213,959	10,090,306
Digital River, Inc. (a)	91,800	2,330,802
HomeAway, Inc. (a)	115,255	3,614,397
LogMeIn, Inc. (a)	209,000	10,569,130
Rackspace Hosting, Inc. (a)	136,000	6,243,760
		54,124,123
IT Services - 1.0%
Acxiom Corp. (a)	114,900	2,186,547
Booz Allen Hamilton Holding Corp. Class A	336,421	9,154,015
Cardtronics, Inc. (a)	44,895	1,758,088
Convergys Corp.	74,400	1,551,240
CoreLogic, Inc. (a)	358,503	11,909,470
CSG Systems International, Inc.	54,569	1,370,773
DST Systems, Inc.	21,400	2,123,950
EPAM Systems, Inc. (a)	100,232	5,114,839
Euronet Worldwide, Inc. (a)	354,332	20,576,059
Fidelity National Information Services, Inc.	43,945	2,688,995
Genpact Ltd. (a)	96,765	1,743,705
Heartland Payment Systems, Inc.	62,900	3,429,308
MoneyGram International, Inc. (a)	125,700	1,083,534
Total System Services, Inc.	78,520	2,590,375
VeriFone Systems, Inc. (a)	57,720	2,058,295
WEX, Inc. (a)	31,680	3,582,374
		72,921,567
Semiconductors & Semiconductor Equipment - 1.5%
Applied Micro Circuits Corp. (a)	188,767	1,115,613
Atmel Corp. (a)	555,111	4,390,928
Cavium, Inc. (a)	80,961	4,582,393
Ceva, Inc. (a)	57,000	980,970
FormFactor, Inc. (a)	208,000	1,672,320
Freescale Semiconductor, Inc. (a)	117,150	2,540,984
Integrated Device Technology, Inc. (a)	419,475	7,827,404
Lam Research Corp.	33,675	2,782,902
Lattice Semiconductor Corp. (a)	384,482	2,518,357
Mellanox Technologies Ltd. (a)	189,375	8,076,844
Microsemi Corp. (a)	385,607	10,488,510
MKS Instruments, Inc.	94,423	3,440,774
Monolithic Power Systems, Inc.	89,457	4,305,565
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
PMC-Sierra, Inc. (a)	165,212	$ 1,346,478
Power Integrations, Inc.	84,112	4,219,058
Rambus, Inc. (a)	301,300	3,570,405
Rudolph Technologies, Inc. (a)	64,200	589,356
Silicon Laboratories, Inc. (a)	84,177	3,817,427
Skyworks Solutions, Inc.	314,199	21,199,007
Spansion, Inc. Class A (a)	95,900	2,241,183
Teradyne, Inc.	214,816	4,264,098
Ultratech, Inc. (a)	192,250	3,743,108
Veeco Instruments, Inc. (a)	202,491	7,575,188
		107,288,872
Software - 2.1%
Aspen Technology, Inc. (a)	179,946	6,791,162
Autodesk, Inc. (a)	42,934	2,661,908
CA Technologies, Inc.	45,100	1,404,865
Cadence Design Systems, Inc. (a)	405,606	7,653,785
CommVault Systems, Inc. (a)	50,757	2,400,806
Comverse, Inc. (a)	83,770	1,679,589
Covisint Corp. (a)	236,200	543,260
Electronic Arts, Inc. (a)	264,025	11,598,618
Gigamon, Inc. (a)	72,700	1,042,518
Guidewire Software, Inc. (a)	92,078	4,647,177
Infoblox, Inc. (a)	302,668	5,448,024
Informatica Corp. (a)	121,933	4,435,923
Interactive Intelligence Group, Inc. (a)	74,184	3,355,342
Manhattan Associates, Inc. (a)	295,599	11,693,896
Mentor Graphics Corp.	282,986	6,285,119
MicroStrategy, Inc. Class A (a)	29,579	5,079,897
NetScout Systems, Inc. (a)	94,695	3,612,614
Nuance Communications, Inc. (a)	133,100	2,013,803
Parametric Technology Corp. (a)	270,950	10,586,017
Qlik Technologies, Inc. (a)	147,321	4,541,906
Qualys, Inc. (a)	111,264	3,948,759
Rovi Corp. (a)	215,350	4,797,998
SeaChange International, Inc. (a)	205,517	1,379,019
Silver Spring Networks, Inc. (a)	95,500	684,735
SolarWinds, Inc. (a)	93,034	4,830,325
Solera Holdings, Inc.	84,295	4,439,818
Synchronoss Technologies, Inc. (a)	108,946	4,666,157
Synopsys, Inc. (a)	58,530	2,539,617
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
TiVo, Inc. (a)	719,950	$ 8,768,991
Ultimate Software Group, Inc. (a)	57,065	8,402,251
Verint Systems, Inc. (a)	154,948	9,326,320
		151,260,219
Technology Hardware, Storage & Peripherals - 0.3%
Cray, Inc. (a)	154,933	5,202,650
Electronics for Imaging, Inc. (a)	163,557	7,270,109
NCR Corp. (a)	218,668	6,483,506
Quantum Corp. (a)	375,200	592,816
		19,549,081
TOTAL INFORMATION TECHNOLOGY		606,545,589
MATERIALS - 3.2%
Chemicals - 1.7%
Ashland, Inc.	59,447	6,779,930
Celanese Corp. Class A	178,685	10,733,608
Chemtura Corp. (a)	350,382	8,163,901
Cytec Industries, Inc.	184,430	8,871,083
FMC Corp.	77,375	4,209,200
Huntsman Corp.	494,050	12,608,156
Intrepid Potash, Inc. (a)	967,590	13,807,509
LSB Industries, Inc. (a)	391,144	12,935,132
Methanex Corp.	101,594	5,253,392
PolyOne Corp.	277,559	10,352,951
Quaker Chemical Corp.	70,789	5,764,348
Rayonier Advanced Materials, Inc.	351,603	8,667,014
Rockwood Holdings, Inc.	53,636	4,180,926
The Scotts Miracle-Gro Co. Class A	45,094	2,752,087
Tronox Ltd. Class A	143,112	3,227,176
Valspar Corp.	39,850	3,343,814
		121,650,227
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	33,881	4,067,075
Containers & Packaging - 0.6%
Avery Dennison Corp.	82,500	4,084,575
Berry Plastics Group, Inc. (a)	429,957	12,442,956
Crown Holdings, Inc. (a)	88,300	4,370,850
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Rock-Tenn Co. Class A	380,517	$ 21,617,171
Sealed Air Corp.	75,320	2,977,400
		45,492,952
Metals & Mining - 0.7%
Allegheny Technologies, Inc.	470,560	15,853,166
AuRico Gold, Inc.	721,956	2,500,171
Carpenter Technology Corp.	60,276	3,039,116
Cliffs Natural Resources, Inc.	67,600	616,512
New Gold, Inc. (a)	761,691	3,070,744
Nucor Corp.	23,000	1,233,490
Royal Gold, Inc.	40,550	2,582,224
Steel Dynamics, Inc.	251,900	5,677,826
U.S. Silica Holdings, Inc.	123,873	3,892,090
United States Steel Corp.	317,495	10,588,458
Yamana Gold, Inc.	930,290	3,506,384
		52,560,181
Paper & Forest Products - 0.1%
Boise Cascade Co. (a)	112,500	4,015,125
TOTAL MATERIALS		227,785,560
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.3%
Level 3 Communications, Inc. (a)	378,690	18,934,500
Zayo Group Holdings, Inc.	157,200	4,321,428
		23,255,928
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	72,736	8,849,789
Telephone & Data Systems, Inc.	39,500	1,009,620
U.S. Cellular Corp. (a)	25,900	996,891
		10,856,300
TOTAL TELECOMMUNICATION SERVICES		34,112,228
UTILITIES - 1.0%
Electric Utilities - 0.4%
Great Plains Energy, Inc.	198,679	5,199,429
ITC Holdings Corp.	125,646	4,773,292
Portland General Electric Co.	146,075	5,385,785
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
UIL Holdings Corp.	134,305	$ 5,345,339
Westar Energy, Inc.	141,539	5,532,760
		26,236,605
Gas Utilities - 0.2%
Atmos Energy Corp.	239,030	12,835,911
Independent Power and Renewable Electricity Producers - 0.0%
Ormat Technologies, Inc.	90,100	2,466,938
Independent Power Producers & Energy Traders - 0.2%
Dynegy, Inc. (a)	361,975	11,999,471
NRG Energy, Inc.	62,030	1,939,058
		13,938,529
Multi-Utilities - 0.2%
Ameren Corp.	296,500	12,782,115
CMS Energy Corp.	123,850	4,099,435
		16,881,550
TOTAL UTILITIES		72,359,533
TOTAL COMMON STOCKS (Cost $2,761,140,526)		3,236,869,982
Equity Funds - 47.0%

Mid-Cap Blend Funds - 9.7%
FMI Common Stock Fund	9,417,153	286,093,105
Spartan Extended Market Index Fund Investor Class (c)	7,170,059	401,810,106
TOTAL MID-CAP BLEND FUNDS		687,903,211
Mid-Cap Growth Funds - 15.1%
AllianceBernstein Discovery Growth Fund - Class A	10,363,032	100,521,413
Columbia Acorn Fund Class R5 Shares	6,745,645	251,949,824
Fidelity Advisor Stock Selector Mid Cap Fund (c)	9,739,388	322,763,303
Meridian Growth Fund Legacy Class	9,963,716	398,847,533
TOTAL MID-CAP GROWTH FUNDS		1,074,082,073
Sector Funds - 0.8%
Hennessy Small Cap Financial Fund Investor Class Shares	2,267,946	54,158,545
Equity Funds - continued
	Shares	Value
Small Blend Funds - 8.4%
Goldman Sachs Small Cap Value Fund Institutional Class	5,103,244	$ 301,091,390
T. Rowe Price Small-Cap Value Fund Advisor Class	1,821,647	88,987,476
Vulcan Value Partners Small Cap Fund	10,826,280	211,112,462
TOTAL SMALL BLEND FUNDS		601,191,328
Small Growth Funds - 10.1%
Artisan Small Cap Fund Investor Shares (a)	5,090,986	146,314,950
ASTON/TAMRO Small Cap Fund Class N	6,454,500	143,354,452
Champlain Small Company Fund Advisor Class	18,379,733	317,785,581
iShares Russell 2000 Growth Index ETF	787,110	109,148,544
TOTAL SMALL GROWTH FUNDS		716,603,527
Small Value Funds - 2.9%
Fidelity Small Cap Value Fund (c)	4,810,696	89,960,015
Royce Opportunity Fund Investment Class	7,934,508	119,017,624
TOTAL SMALL VALUE FUNDS		208,977,639
TOTAL EQUITY FUNDS (Cost $2,931,338,452)		3,342,916,323
U.S. Treasury Obligations - 0.3%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 12/4/14 to 2/26/15 (d) (Cost $20,049,412)	$ 20,050,000	20,049,765
Money Market Funds - 7.2%
	Shares
SSgA U.S. Treasury Money Market Fund, 0% (b) (Cost $508,529,547)	508,529,547	508,529,547
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,221,057,937)		7,108,365,617
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,801,384)
NET ASSETS - 100%		$ 7,106,564,233
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,474 CME E-mini S&P Midcap 400 Index Contracts (United States)	Dec. 2014	$ 212,373,920	$ 2,541,892
1,798 ICE Russell 2000 Mini Index Contracts (United States)	Dec. 2014	210,653,680	1,935,997
TOTAL EQUITY INDEX CONTRACTS		$ 423,027,600	$ 4,477,889

The face value of futures purchased as a percentage of net assets is 6%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $20,049,765.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Stock Selector Mid Cap Fund	$ -	$ 300,805,560	$ -	$ -	$ 322,763,303
Fidelity Small Cap Value Fund	36,033,900	58,688,168	-	212,435	89,960,015
Spartan Extended Market Index Fund Investor Class	390,095,198	5,898,347	-	783,154	401,810,106
Total	$ 426,129,098	$ 365,392,075	$ -	$ 995,589	$ 814,533,424
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 452,104,626	$ 452,104,626	$ -	$ -
Consumer Staples	71,242,150	71,242,150	-	-
Energy	168,591,178	168,591,178	-	-
Financials	710,487,384	710,487,384	-	-
Health Care	365,546,815	365,546,815	-	-
Industrials	528,094,919	528,094,919	-	-
Information Technology	606,545,589	606,545,589	-	-
Materials	227,785,560	227,785,560	-	-
Telecommunication Services	34,112,228	34,112,228	-	-
Utilities	72,359,533	72,359,533	-	-
Equity Funds	3,342,916,323	3,342,916,323	-	-
U.S. Treasury Obligations	20,049,765	-	20,049,765	-
Money Market Funds	508,529,547	508,529,547	-	-
Total Investments in Securities:	$ 7,108,365,617	$ 7,088,315,852	$ 20,049,765	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 4,477,889	$ 4,477,889	$ -	$ -
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $6,230,254,166. Net unrealized appreciation aggregated $878,111,451, of which $989,532,171 related to appreciated investment securities and $111,420,720 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Small-Mid Cap Multi-Manager Fund

November 30, 2014

1.933027.102

AMM-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.9%
	Shares	Value
CONSUMER DISCRETIONARY - 12.5%
Auto Components - 1.2%
BorgWarner, Inc.	360	$ 20,362
Dana Holding Corp.	5,051	107,081
Gentex Corp.	4,928	175,240
Remy International, Inc.	150	2,760
Tower International, Inc. (a)	1,275	32,551
Visteon Corp. (a)	745	73,010
		411,004
Automobiles - 0.0%
Harley-Davidson, Inc.	180	12,542
Distributors - 0.3%
LKQ Corp. (a)	1,809	52,551
Pool Corp.	868	51,568
		104,119
Diversified Consumer Services - 0.9%
Apollo Education Group, Inc. Class A (non-vtg.) (a)	2,420	75,552
Capella Education Co.	640	43,635
H&R Block, Inc.	3,032	101,996
LifeLock, Inc. (a)	3,990	65,875
		287,058
Hotels, Restaurants & Leisure - 2.3%
BJ's Restaurants, Inc. (a)	315	15,485
Bloomin' Brands, Inc. (a)	1,350	30,740
Choice Hotels International, Inc.	917	50,811
Domino's Pizza, Inc.	687	64,475
Hyatt Hotels Corp. Class A (a)	1,535	90,458
Jack in the Box, Inc.	1,338	99,681
La Quinta Holdings, Inc.	2,840	62,537
Marriott Vacations Worldwide Corp.	940	69,099
Pinnacle Entertainment, Inc. (a)	1,517	37,758
Royal Caribbean Cruises Ltd.	890	65,629
Sonic Corp.	2,860	77,763
Starwood Hotels & Resorts Worldwide, Inc.	340	26,860
The Cheesecake Factory, Inc.	970	46,977
Wendy's Co.	900	7,848
		746,121
Household Durables - 0.7%
D.R. Horton, Inc.	680	17,333
Garmin Ltd.	400	22,920
Helen of Troy Ltd. (a)	402	25,993
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
iRobot Corp. (a)	810	$ 29,500
M.D.C. Holdings, Inc.	2,850	74,984
Standard Pacific Corp. (a)	5,867	44,296
Toll Brothers, Inc. (a)	725	25,368
		240,394
Internet & Catalog Retail - 0.3%
Lands' End, Inc. (a)	770	36,637
Shutterfly, Inc. (a)	1,061	45,368
		82,005
Leisure Products - 0.5%
Brunswick Corp.	2,514	124,896
Polaris Industries, Inc.	245	38,394
		163,290
Media - 1.6%
Cablevision Systems Corp. - NY Group Class A	1,115	22,657
Discovery Communications, Inc. Class A (a)	335	11,692
Gannett Co., Inc.	2,075	67,541
Gray Television, Inc. (a)	3,150	32,729
IMAX Corp. (a)	1,980	62,132
Lions Gate Entertainment Corp.	1,425	48,308
Sinclair Broadcast Group, Inc. Class A	1,553	45,285
Starz Series A (a)	1,685	55,588
Tribune Media Co. Class A (a)	2,885	196,065
		541,997
Specialty Retail - 3.4%
American Eagle Outfitters, Inc.	5,050	71,205
ANN, Inc. (a)	1,202	44,149
Cabela's, Inc. Class A (a)	160	8,678
CST Brands, Inc.	3,515	153,465
DSW, Inc. Class A	1,387	49,211
Express, Inc. (a)	3,895	58,230
Five Below, Inc. (a)	782	36,488
Foot Locker, Inc.	1,750	100,258
Group 1 Automotive, Inc.	654	58,540
Lithia Motors, Inc. Class A (sub. vtg.)	1,226	90,123
Monro Muffler Brake, Inc.	77	4,219
New York & Co., Inc. (a)	900	2,475
Office Depot, Inc. (a)	23,627	156,647
Outerwall, Inc. (a)	453	31,837
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
PetSmart, Inc.	180	$ 14,177
Pier 1 Imports, Inc.	2,060	28,428
Restoration Hardware Holdings, Inc. (a)	960	81,091
Ross Stores, Inc.	110	10,063
Select Comfort Corp. (a)	400	10,536
Signet Jewelers Ltd.	565	73,992
Vitamin Shoppe, Inc. (a)	625	29,913
Williams-Sonoma, Inc.	145	10,811
		1,124,536
Textiles, Apparel & Luxury Goods - 1.3%
Carter's, Inc.	620	51,590
Crocs, Inc. (a)	250	3,320
Deckers Outdoor Corp. (a)	1,210	117,031
Fossil Group, Inc. (a)	479	53,514
G-III Apparel Group Ltd. (a)	688	60,881
Hanesbrands, Inc.	425	49,181
Movado Group, Inc.	837	24,047
Steven Madden Ltd. (a)	1,509	51,457
		411,021
TOTAL CONSUMER DISCRETIONARY		4,124,087
CONSUMER STAPLES - 2.0%
Food & Staples Retailing - 0.5%
Casey's General Stores, Inc.	862	72,167
Fresh Market, Inc. (a)	1,408	57,672
United Natural Foods, Inc. (a)	340	25,565
		155,404
Food Products - 1.1%
B&G Foods, Inc. Class A	1,350	38,637
Ingredion, Inc.	180	14,981
Lancaster Colony Corp.	611	57,373
Pilgrims Pride Corp. (a)	2,225	71,868
Pinnacle Foods, Inc.	1,400	47,642
The Hain Celestial Group, Inc. (a)	837	94,765
WhiteWave Foods Co. (a)	1,440	52,747
		378,013
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 0.4%
Energizer Holdings, Inc.	145	$ 18,853
Spectrum Brands Holdings, Inc.	1,197	110,088
		128,941
Personal Products - 0.0%
Elizabeth Arden, Inc. (a)	450	7,821
TOTAL CONSUMER STAPLES		670,179
ENERGY - 4.4%
Energy Equipment & Services - 1.4%
Atwood Oceanics, Inc.	749	24,035
Dril-Quip, Inc. (a)	759	60,530
Helix Energy Solutions Group, Inc. (a)	1,225	28,016
Helmerich & Payne, Inc.	135	9,389
Hornbeck Offshore Services, Inc. (a)	810	21,497
ION Geophysical Corp. (a)	2,800	6,916
McDermott International, Inc. (a)	1,150	4,083
Newpark Resources, Inc. (a)	4,360	45,649
Oceaneering International, Inc.	1,096	68,730
Patterson-UTI Energy, Inc.	1,952	34,531
Precision Drilling Corp.	10,430	67,223
SEACOR Holdings, Inc. (a)	1,266	90,063
TETRA Technologies, Inc. (a)	2,000	12,700
		473,362
Oil, Gas & Consumable Fuels - 3.0%
Abraxas Petroleum Corp. (a)	6,050	20,116
Bonanza Creek Energy, Inc. (a)	250	6,805
Carrizo Oil & Gas, Inc. (a)	1,767	69,726
Delek U.S. Holdings, Inc.	1,870	55,913
Diamondback Energy, Inc. (a)	600	33,840
Energen Corp.	722	43,118
GasLog Ltd.	725	12,789
Gulfport Energy Corp. (a)	3,075	146,770
Laredo Petroleum Holdings, Inc. (a)	1,686	17,619
Newfield Exploration Co. (a)	1,355	36,897
Oasis Petroleum, Inc. (a)	2,328	42,789
PBF Energy, Inc. Class A	2,450	69,237
Pioneer Natural Resources Co.	205	29,362
Rosetta Resources, Inc. (a)	699	20,565
SemGroup Corp. Class A	583	43,136
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Sunoco Logistics Partners, LP	1,606	$ 75,418
Synergy Resources Corp. (a)	2,000	19,620
Tesoro Corp.	511	39,153
Tsakos Energy Navigation Ltd.	7,000	50,050
Ultra Petroleum Corp. (a)	2,044	40,573
Valero Energy Corp.	240	11,666
Western Refining, Inc.	800	32,888
Whiting Petroleum Corp. (a)	1,606	67,083
		985,133
TOTAL ENERGY		1,458,495
FINANCIALS - 18.8%
Banks - 5.6%
BankUnited, Inc.	2,061	62,242
CIT Group, Inc.	2,650	129,320
City National Corp.	625	48,244
Columbia Banking Systems, Inc.	830	22,800
Comerica, Inc.	4,015	187,139
Cullen/Frost Bankers, Inc.	375	27,998
CVB Financial Corp.	1,320	20,024
East West Bancorp, Inc.	2,136	78,541
First Niagara Financial Group, Inc.	2,120	17,320
First Republic Bank	575	29,630
FirstMerit Corp.	1,981	35,440
Hancock Holding Co.	2,153	70,425
Home Bancshares, Inc.	1,421	45,003
Huntington Bancshares, Inc.	9,960	100,696
IBERIABANK Corp.	820	53,562
Investors Bancorp, Inc.	11,994	129,655
PacWest Bancorp	1,147	53,336
PrivateBancorp, Inc.	705	22,172
Prosperity Bancshares, Inc.	390	21,910
Regions Financial Corp.	2,000	20,140
SVB Financial Group (a)	2,371	249,311
Synovus Financial Corp.	843	21,783
TCF Financial Corp.	1,450	22,504
Texas Capital Bancshares, Inc. (a)	375	20,674
UMB Financial Corp.	1,501	83,290
Umpqua Holdings Corp.	3,776	64,154
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
United Community Bank, Inc.	3,700	$ 65,120
Webster Financial Corp.	4,825	151,843
		1,854,276
Capital Markets - 2.7%
Affiliated Managers Group, Inc. (a)	243	49,472
American Capital Ltd. (a)	7,925	118,796
Ameriprise Financial, Inc.	215	28,331
Ares Capital Corp.	2,878	47,343
E*TRADE Financial Corp. (a)	2,640	60,218
Eaton Vance Corp. (non-vtg.)	675	28,208
Greenhill & Co., Inc.	651	28,852
Janus Capital Group, Inc.	3,779	59,406
Lazard Ltd. Class A	1,375	70,840
Raymond James Financial, Inc.	4,205	236,742
Stifel Financial Corp. (a)	2,051	99,535
T. Rowe Price Group, Inc.	180	15,025
The Blackstone Group LP	700	23,464
Waddell & Reed Financial, Inc. Class A	280	13,462
WisdomTree Investments, Inc.	1,340	20,355
		900,049
Consumer Finance - 0.9%
Ally Financial, Inc. (a)	4,135	98,330
Discover Financial Services	895	58,667
PRA Group, Inc. (a)	1,873	109,608
SLM Corp.	3,390	32,815
		299,420
Diversified Financial Services - 0.9%
Leucadia National Corp.	444	10,270
MarketAxess Holdings, Inc.	610	39,998
Voya Financial, Inc.	5,480	229,502
		279,770
Insurance - 3.3%
Allied World Assurance Co.	5,060	190,762
American Equity Investment Life Holding Co.	2,138	57,726
Amtrust Financial Services, Inc.	1,246	63,945
Cincinnati Financial Corp.	455	23,182
CNO Financial Group, Inc.	6,260	108,548
FNF Group	6,305	204,282
FNFV Group (a)	2,160	30,823
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
HCC Insurance Holdings, Inc.	1,290	$ 68,460
Lincoln National Corp.	1,425	80,698
Primerica, Inc.	350	18,351
Reinsurance Group of America, Inc.	443	37,974
Torchmark Corp.	425	22,844
Unum Group	500	16,610
White Mountains Insurance Group Ltd.	185	117,247
XL Group PLC Class A	1,325	47,064
		1,088,516
Real Estate Investment Trusts - 3.8%
American Residential Properties, Inc. (a)	1,240	22,035
BioMed Realty Trust, Inc.	6,705	143,822
Brandywine Realty Trust (SBI)	2,925	45,221
CBL & Associates Properties, Inc.	2,500	48,625
Chesapeake Lodging Trust	1,392	47,133
Corrections Corp. of America	1,568	56,840
Cousins Properties, Inc.	3,183	38,960
DuPont Fabros Technology, Inc.	3,325	108,362
Essex Property Trust, Inc.	65	13,157
Extra Space Storage, Inc.	650	38,526
Glimcher Realty Trust	1,678	23,089
iStar Financial, Inc. (a)	4,932	70,478
Kite Realty Group Trust	2,337	63,753
Liberty Property Trust (SBI)	3,575	126,484
Medical Properties Trust, Inc.	2,675	37,076
Mid-America Apartment Communities, Inc.	701	51,636
National Retail Properties, Inc.	530	20,421
Prologis, Inc.	280	11,838
Rayonier, Inc.	726	19,805
Ryman Hospitality Properties, Inc.	2,155	112,232
Strategic Hotel & Resorts, Inc. (a)	4,575	60,756
Sunstone Hotel Investors, Inc.	3,450	55,235
Weyerhaeuser Co.	780	27,542
		1,243,026
Real Estate Management & Development - 1.3%
Alexander & Baldwin, Inc.	3,585	136,517
CBRE Group, Inc. (a)	3,650	123,151
Jones Lang LaSalle, Inc.	365	53,166
Realogy Holdings Corp. (a)	2,750	126,555
		439,389
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.3%
BofI Holding, Inc. (a)	300	$ 23,676
EverBank Financial Corp.	3,880	73,099
		96,775
TOTAL FINANCIALS		6,201,221
HEALTH CARE - 11.5%
Biotechnology - 1.6%
Alnylam Pharmaceuticals, Inc. (a)	584	58,721
Cubist Pharmaceuticals, Inc. (a)	1,760	133,426
Exact Sciences Corp. (a)	3,037	75,378
Incyte Corp. (a)	1,041	78,648
Ligand Pharmaceuticals, Inc. Class B (a)	1,310	70,544
NPS Pharmaceuticals, Inc. (a)	1,573	52,192
Repligen Corp. (a)	1,094	25,020
Seattle Genetics, Inc. (a)	1,115	40,631
		534,560
Health Care Equipment & Supplies - 3.0%
Accuray, Inc. (a)	1,250	8,613
Alere, Inc. (a)	1,428	56,963
DexCom, Inc. (a)	1,193	61,392
Globus Medical, Inc. (a)	2,021	46,564
Hologic, Inc. (a)	3,275	87,770
IDEXX Laboratories, Inc. (a)	466	69,597
Insulet Corp. (a)	1,200	55,908
NuVasive, Inc. (a)	2,485	109,166
Sirona Dental Systems, Inc. (a)	1,388	119,909
St. Jude Medical, Inc.	375	25,485
Steris Corp.	2,497	159,184
The Cooper Companies, Inc.	180	30,402
Thoratec Corp. (a)	1,033	32,219
West Pharmaceutical Services, Inc.	1,978	102,876
Zimmer Holdings, Inc.	280	31,441
		997,489
Health Care Providers & Services - 3.9%
Air Methods Corp. (a)	876	38,877
AMN Healthcare Services, Inc. (a)	1,525	26,108
Brookdale Senior Living, Inc. (a)	2,245	79,518
Catamaran Corp. (a)	1,150	58,621
Centene Corp. (a)	510	50,373
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Chemed Corp.	641	$ 70,581
Cigna Corp.	210	21,607
Community Health Systems, Inc. (a)	1,217	57,296
Community Health Systems, Inc. rights 1/27/16 (a)	5,163	155
Envision Healthcare Holdings, Inc. (a)	1,402	49,575
ExamWorks Group, Inc. (a)	3,947	155,314
HealthSouth Corp.	2,885	118,660
Henry Schein, Inc. (a)	225	30,870
Kindred Healthcare, Inc.	2,600	51,714
Laboratory Corp. of America Holdings (a)	365	38,194
MEDNAX, Inc. (a)	1,082	70,828
Premier, Inc. (a)	1,200	40,824
Select Medical Holdings Corp.	3,533	50,981
Tenet Healthcare Corp. (a)	929	44,638
Universal Health Services, Inc. Class B	1,325	138,622
VCA, Inc. (a)	2,255	106,729
		1,300,085
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	1,710	20,554
HMS Holdings Corp. (a)	1,003	20,923
MedAssets, Inc. (a)	866	16,748
		58,225
Life Sciences Tools & Services - 1.4%
Affymetrix, Inc. (a)	1,500	13,695
Bio-Techne Corp.	549	50,294
Cambrex Corp. (a)	380	8,645
Charles River Laboratories International, Inc. (a)	1,115	72,196
ICON PLC (a)	354	19,661
PAREXEL International Corp. (a)	2,293	134,163
PerkinElmer, Inc.	1,827	83,074
Quintiles Transnational Holdings, Inc. (a)	495	28,621
Waters Corp. (a)	327	37,899
		448,248
Pharmaceuticals - 1.4%
Jazz Pharmaceuticals PLC (a)	899	159,204
Nektar Therapeutics (a)	3,873	64,563
Pacira Pharmaceuticals, Inc. (a)	1,189	111,683
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Perrigo Co. PLC	125	$ 20,024
Salix Pharmaceuticals Ltd. (a)	894	91,805
		447,279
TOTAL HEALTH CARE		3,785,886
INDUSTRIALS - 15.0%
Aerospace & Defense - 1.9%
AeroVironment, Inc. (a)	300	8,313
BE Aerospace, Inc. (a)	225	17,521
HEICO Corp. Class A	1,757	79,504
Hexcel Corp. (a)	3,084	133,506
Huntington Ingalls Industries, Inc.	175	19,070
KEYW Holding Corp. (a)	1,025	11,080
Spirit AeroSystems Holdings, Inc. Class A (a)	970	41,817
Teledyne Technologies, Inc. (a)	1,684	180,036
Textron, Inc.	540	23,393
TransDigm Group, Inc.	448	88,610
Triumph Group, Inc.	515	35,051
		637,901
Air Freight & Logistics - 0.2%
Forward Air Corp.	1,137	55,668
Airlines - 0.5%
Allegiant Travel Co.	198	27,771
JetBlue Airways Corp. (a)	6,925	101,313
Spirit Airlines, Inc. (a)	430	35,557
		164,641
Building Products - 0.9%
A.O. Smith Corp.	2,878	155,211
Continental Building Products, Inc. (a)	1,275	21,293
Owens Corning	3,169	110,408
Universal Forest Products, Inc.	265	12,651
		299,563
Commercial Services & Supplies - 1.4%
Clean Harbors, Inc. (a)	380	17,765
Covanta Holding Corp.	1,350	33,845
Herman Miller, Inc.	550	16,715
Interface, Inc.	1,310	19,807
Pitney Bowes, Inc.	4,968	122,312
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
R.R. Donnelley & Sons Co.	2,575	$ 43,363
Steelcase, Inc. Class A	9,056	158,661
Tetra Tech, Inc.	1,583	43,026
		455,494
Construction & Engineering - 0.3%
KBR, Inc.	1,220	20,545
MasTec, Inc. (a)	1,425	34,343
Quanta Services, Inc. (a)	1,820	55,510
		110,398
Electrical Equipment - 0.9%
Acuity Brands, Inc.	496	68,547
Encore Wire Corp.	2,195	80,491
Generac Holdings, Inc. (a)	1,126	48,846
Regal-Beloit Corp.	953	68,921
Rockwell Automation, Inc.	150	17,312
		284,117
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	551	49,259
Machinery - 4.4%
Allison Transmission Holdings, Inc.	7,115	234,012
Chart Industries, Inc. (a)	232	9,213
CLARCOR, Inc.	1,034	68,130
Crane Co.	753	44,450
Flowserve Corp.	662	38,972
Graco, Inc.	650	52,065
Harsco Corp.	250	4,840
IDEX Corp.	601	46,163
ITT Corp.	4,007	165,890
Lincoln Electric Holdings, Inc.	1,514	109,069
Manitowoc Co., Inc.	750	15,105
Meritor, Inc. (a)	1,150	16,192
Middleby Corp. (a)	429	41,030
Oshkosh Truck Corp.	2,990	135,746
Parker Hannifin Corp.	130	16,774
Rexnord Corp. (a)	1,176	32,399
Terex Corp.	565	16,216
Trinity Industries, Inc.	4,295	137,698
Twin Disc, Inc.	530	12,126
WABCO Holdings, Inc. (a)	592	60,751
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Wabtec Corp.	1,492	$ 132,027
Woodward, Inc.	942	48,683
		1,437,551
Marine - 0.5%
Danaos Corp. (a)	850	4,811
Kirby Corp. (a)	1,780	171,129
		175,940
Professional Services - 1.0%
Equifax, Inc.	410	32,616
FTI Consulting, Inc. (a)	350	13,570
Huron Consulting Group, Inc. (a)	920	63,627
Korn/Ferry International (a)	1,700	46,155
On Assignment, Inc. (a)	2,234	68,651
Robert Half International, Inc.	770	43,728
Towers Watson & Co.	385	43,490
TrueBlue, Inc. (a)	1,300	29,835
		341,672
Road & Rail - 1.6%
AMERCO	315	87,633
Con-way, Inc.	2,030	100,566
J.B. Hunt Transport Services, Inc.	670	55,295
Kansas City Southern	200	23,788
Knight Transportation, Inc.	2,295	76,355
Landstar System, Inc.	250	20,095
Old Dominion Freight Lines, Inc. (a)	749	60,699
Ryder System, Inc.	280	26,746
Swift Transporation Co. (a)	2,415	70,204
		521,381
Trading Companies & Distributors - 1.3%
AerCap Holdings NV (a)	2,120	93,937
GATX Corp.	1,760	109,014
MRC Global, Inc. (a)	1,793	36,237
MSC Industrial Direct Co., Inc. Class A	275	21,359
United Rentals, Inc. (a)	444	50,310
Watsco, Inc.	527	53,491
WESCO International, Inc. (a)	627	51,659
		416,007
TOTAL INDUSTRIALS		4,949,592
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 1.9%
Arris Group, Inc. (a)	4,651	$ 138,460
Aviat Networks, Inc. (a)	750	1,133
Brocade Communications Systems, Inc.	6,900	78,039
Ceragon Networks Ltd. (a)	1,350	1,458
Ciena Corp. (a)	7,525	124,388
F5 Networks, Inc. (a)	510	65,887
Finisar Corp. (a)	2,534	43,205
Infinera Corp. (a)	1,870	25,488
JDS Uniphase Corp. (a)	7,210	96,181
Riverbed Technology, Inc. (a)	1,916	39,613
		613,852
Electronic Equipment & Components - 4.2%
Arrow Electronics, Inc. (a)	1,700	99,348
Avnet, Inc.	1,720	75,319
Cognex Corp. (a)	2,339	95,221
Dolby Laboratories, Inc. Class A	320	14,202
FEI Co.	510	43,676
FLIR Systems, Inc.	3,664	116,259
II-VI, Inc. (a)	980	13,005
Ingram Micro, Inc. Class A (a)	2,510	68,849
InvenSense, Inc. (a)	1,804	26,140
IPG Photonics Corp. (a)	1,968	141,873
Itron, Inc. (a)	1,030	41,612
Jabil Circuit, Inc.	1,610	33,408
Littelfuse, Inc.	800	76,904
Maxwell Technologies, Inc. (a)	640	6,586
Mercury Systems, Inc. (a)	1,400	18,088
National Instruments Corp.	1,332	42,877
OSI Systems, Inc. (a)	235	16,584
Plexus Corp. (a)	850	33,159
Rogers Corp. (a)	511	36,189
ScanSource, Inc. (a)	958	37,228
SYNNEX Corp.	2,240	160,026
Tech Data Corp. (a)	2,050	127,777
Trimble Navigation Ltd. (a)	1,784	50,175
Universal Display Corp. (a)	480	13,315
		1,387,820
Internet Software & Services - 1.8%
AOL, Inc. (a)	1,530	70,625
Bankrate, Inc. (a)	1,090	12,742
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Constant Contact, Inc. (a)	1,824	$ 59,608
CoStar Group, Inc. (a)	547	93,132
DealerTrack Holdings, Inc. (a)	2,731	128,794
Digital River, Inc. (a)	700	17,773
HomeAway, Inc. (a)	1,385	43,434
LogMeIn, Inc. (a)	2,300	116,311
Rackspace Hosting, Inc. (a)	1,490	68,406
		610,825
IT Services - 2.2%
Acxiom Corp. (a)	850	16,176
Booz Allen Hamilton Holding Corp. Class A	3,288	89,466
Cardtronics, Inc. (a)	610	23,888
Convergys Corp.	560	11,676
CoreLogic, Inc. (a)	3,665	121,751
DST Systems, Inc.	200	19,850
EPAM Systems, Inc. (a)	1,204	61,440
Euronet Worldwide, Inc. (a)	3,675	213,407
Fidelity National Information Services, Inc.	450	27,536
Genpact Ltd. (a)	980	17,660
Heartland Payment Systems, Inc.	690	37,619
MoneyGram International, Inc. (a)	940	8,103
Total System Services, Inc.	805	26,557
VeriFone Systems, Inc. (a)	430	15,334
WEX, Inc. (a)	345	39,013
		729,476
Semiconductors & Semiconductor Equipment - 3.3%
Applied Micro Circuits Corp. (a)	2,490	14,716
Atmel Corp. (a)	6,732	53,250
Cavium, Inc. (a)	967	54,732
Ceva, Inc. (a)	450	7,745
FormFactor, Inc. (a)	1,550	12,462
Freescale Semiconductor, Inc. (a)	890	19,304
Integrated Device Technology, Inc. (a)	3,150	58,779
Lam Research Corp.	230	19,007
Lattice Semiconductor Corp. (a)	5,000	32,750
Mellanox Technologies Ltd. (a)	2,250	95,963
Microsemi Corp. (a)	4,420	120,224
MKS Instruments, Inc.	1,134	41,323
Monolithic Power Systems, Inc.	1,089	52,414
PMC-Sierra, Inc. (a)	1,660	13,529
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Power Integrations, Inc.	1,011	$ 50,712
Rambus, Inc. (a)	2,250	26,663
Rudolph Technologies, Inc. (a)	500	4,590
Silicon Laboratories, Inc. (a)	1,006	45,622
Skyworks Solutions, Inc.	2,550	172,049
Spansion, Inc. Class A (a)	720	16,826
Teradyne, Inc.	2,581	51,233
Ultratech, Inc. (a)	1,440	28,037
Veeco Instruments, Inc. (a)	2,415	90,345
		1,082,275
Software - 4.7%
Aspen Technology, Inc. (a)	2,112	79,707
Autodesk, Inc. (a)	440	27,280
CA Technologies, Inc.	455	14,173
Cadence Design Systems, Inc. (a)	4,149	78,292
CommVault Systems, Inc. (a)	610	28,853
Comverse, Inc. (a)	645	12,932
Covisint Corp. (a)	1,750	4,025
Electronic Arts, Inc. (a)	1,970	86,542
Gigamon, Inc. (a)	550	7,887
Guidewire Software, Inc. (a)	1,106	55,820
Infoblox, Inc. (a)	3,990	71,820
Informatica Corp. (a)	1,163	42,310
Interactive Intelligence Group, Inc. (a)	891	40,300
Manhattan Associates, Inc. (a)	3,585	141,823
Mentor Graphics Corp.	3,141	69,762
MicroStrategy, Inc. Class A (a)	355	60,968
NetScout Systems, Inc. (a)	1,138	43,415
Nuance Communications, Inc. (a)	1,000	15,130
Parametric Technology Corp. (a)	2,390	93,377
Qlik Technologies, Inc. (a)	1,785	55,032
Qualys, Inc. (a)	1,337	47,450
Rovi Corp. (a)	1,630	36,316
SeaChange International, Inc. (a)	1,550	10,401
Silver Spring Networks, Inc. (a)	700	5,019
SolarWinds, Inc. (a)	1,128	58,566
Solera Holdings, Inc.	804	42,347
Synchronoss Technologies, Inc. (a)	1,039	44,500
Synopsys, Inc. (a)	532	23,083
TiVo, Inc. (a)	5,425	66,077
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Ultimate Software Group, Inc. (a)	655	$ 96,442
Verint Systems, Inc. (a)	1,368	82,340
		1,541,989
Technology Hardware, Storage & Peripherals - 0.6%
Cray, Inc. (a)	1,862	62,526
Electronics for Imaging, Inc. (a)	1,560	69,342
NCR Corp. (a)	2,110	62,562
Quantum Corp. (a)	2,600	4,108
		198,538
TOTAL INFORMATION TECHNOLOGY		6,164,775
MATERIALS - 6.2%
Chemicals - 3.3%
Ashland, Inc.	567	64,666
Celanese Corp. Class A	1,345	80,794
Chemtura Corp. (a)	3,770	87,841
Cytec Industries, Inc.	1,820	87,542
FMC Corp.	738	40,147
Huntsman Corp.	3,725	95,062
Intrepid Potash, Inc. (a)	5,865	83,694
LSB Industries, Inc. (a)	2,777	91,835
Methanex Corp.	969	50,107
PolyOne Corp.	2,986	111,378
Quaker Chemical Corp.	770	62,701
Rayonier Advanced Materials, Inc.	2,710	66,802
Rockwood Holdings, Inc.	645	50,278
The Scotts Miracle-Gro Co. Class A	465	28,379
Tronox Ltd. Class A	1,365	30,781
Valspar Corp.	540	45,311
		1,077,318
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	407	48,856
Containers & Packaging - 1.1%
Avery Dennison Corp.	670	33,172
Berry Plastics Group, Inc. (a)	4,518	130,751
Crown Holdings, Inc. (a)	670	33,165
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Rock-Tenn Co. Class A	2,803	$ 159,238
Sealed Air Corp.	540	21,346
		377,672
Metals & Mining - 1.5%
Allegheny Technologies, Inc.	3,225	108,650
AuRico Gold, Inc.	9,624	33,328
Carpenter Technology Corp.	725	36,555
Cliffs Natural Resources, Inc.	550	5,016
New Gold, Inc. (a)	10,148	40,911
Nucor Corp.	230	12,335
Royal Gold, Inc.	540	34,387
Steel Dynamics, Inc.	2,770	62,436
U.S. Silica Holdings, Inc.	949	29,818
United States Steel Corp.	2,385	79,540
Yamana Gold, Inc.	12,401	46,741
		489,717
Paper & Forest Products - 0.1%
Boise Cascade Co. (a)	850	30,337
TOTAL MATERIALS		2,023,900
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.6%
Level 3 Communications, Inc. (a)	2,860	143,000
Zayo Group Holdings, Inc.	1,730	47,558
		190,558
Wireless Telecommunication Services - 0.4%
SBA Communications Corp. Class A (a)	874	106,340
Telephone & Data Systems, Inc.	300	7,668
U.S. Cellular Corp. (a)	200	7,698
		121,706
TOTAL TELECOMMUNICATION SERVICES		312,264
UTILITIES - 1.8%
Electric Utilities - 0.8%
Great Plains Energy, Inc.	1,895	49,592
ITC Holdings Corp.	1,510	57,365
Portland General Electric Co.	1,150	42,401
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
UIL Holdings Corp.	1,281	$ 50,984
Westar Energy, Inc.	1,350	52,772
		253,114
Gas Utilities - 0.3%
Atmos Energy Corp.	1,800	96,660
Independent Power and Renewable Electricity Producers - 0.0%
Ormat Technologies, Inc.	680	18,618
Independent Power Producers & Energy Traders - 0.3%
Dynegy, Inc. (a)	2,750	91,163
NRG Energy, Inc.	463	14,473
		105,636
Multi-Utilities - 0.4%
Ameren Corp.	2,225	95,920
CMS Energy Corp.	975	32,247
		128,167
TOTAL UTILITIES		602,195
TOTAL COMMON STOCKS (Cost $24,327,468)		30,292,594
Equity Funds - 2.8%

Sector Funds - 1.0%
PowerShares S&P SmallCap Financials Portfolio ETF	7,690	317,213
Small Growth Funds - 1.8%
iShares Russell 2000 Growth Index ETF	4,396	609,593
TOTAL EQUITY FUNDS (Cost $880,216)		926,806
U.S. Treasury Obligations - 0.3%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.02% 12/18/14 to 1/15/15 (c) (Cost $80,000)	$ 80,000	79,999
Money Market Funds - 4.9%
	Shares	Value
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (b)	5	$ 5
SSgA U.S. Treasury Money Market Fund, 0% (b)	1,627,878	1,627,878
TOTAL MONEY MARKET FUNDS (Cost $1,627,883)		1,627,883
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $26,915,567)		32,927,282
NET OTHER ASSETS (LIABILITIES) - 0.1%		31,950
NET ASSETS - 100%		$ 32,959,232
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
3 CME E-mini S&P Midcap 400 Index Contracts (United States)	Dec. 2014	$ 432,240	$ 34,827
4 ICE Russell 2000 Mini Index Contracts (United States)	Dec. 2014	468,640	28,772
TOTAL EQUITY INDEX CONTRACTS		$ 900,880	$ 63,599
The face value of futures purchased as a percentage of net assets is 2.7%
Security Type Abbreviations
ETF - Exchange - Trade Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $47,999.
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,124,087	$ 4,124,087	$ -	$ -
Consumer Staples	670,179	670,179	-	-
Energy	1,458,495	1,458,495	-	-
Financials	6,201,221	6,201,221	-	-
Health Care	3,785,886	3,785,886	-	-
Industrials	4,949,592	4,949,592	-	-
Information Technology	6,164,775	6,164,775	-	-
Materials	2,023,900	2,023,900	-	-
Telecommunication Services	312,264	312,264	-	-
Utilities	602,195	602,195	-	-
Equity Funds	926,806	926,806	-	-
U.S. Treasury Obligations	79,999	-	79,999	-
Money Market Funds	1,627,883	1,627,883	-	-
Total Investments in Securities:	$ 32,927,282	$ 32,847,283	$ 79,999	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 63,599	$ 63,599	$ -	$ -
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $27,009,923. Net unrealized appreciation aggregated $5,917,359, of which $6,631,514 related to appreciated investment securities and $714,155 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2015
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	January 29, 2015